   As filed with the Securities and Exchange Commission on September 30, 1997

                                                               File Nos. 33-1922
                                                                        811-4506

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                  F O R M  N-1A


             Registration Statement Under the Securities Act of 1933
                        Post-Effective Amendment No.  26                     /x/



                                       and


         Registration Statement Under the Investment Company Act of 1940
                                Amendment No.  29                            /x/


                                   -----------


                           THE PHOENIX-ENGEMANN FUNDS
                  (formerly called Pasadena Investment Trust)
               (Exact Name of Registrant as Specified in Charter)


          600 North Rosemead Boulevard, Pasadena, California 91107-2133
                     (Address of Principal Executive Office)

                                 (626) 351-9686
              (Registrant's Telephone Number, Including Area Code)

                                 ROGER ENGEMANN
          600 North Rosemead Boulevard, Pasadena, California 91107-2138
                     (Name and Address of Agent for Service)

                                   ----------

             It is proposed that this filing will become effective:


             Immediately upon filing pursuant to paragraph (b) of Rule 485, or
        ---
         X   on September 30, 1997 pursuant to paragraph (b) of Rule 485, or
        ---
             60 days after filing pursuant to paragraph (a)(1) of Rule 485, or
        ---
             on __________ pursuant to paragraph (a)(1) of Rule 485, or
        ---
             75 days after filing pursuant to paragraph (a)(2) of Rule 485, or
        ---
             on ________ pursuant to paragraph (a)(2) of Rule 485.
        ---


The Registrant's Notice required by Rule 24f-2 for its fiscal year ended December 31, 1996 was filed on or before February 28, 1997.

                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              KELVIN K. LEUNG, ESQ
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104
                                 (415) 835-1600

                             PHOENIX-ENGEMANN FUNDS

                          PHOENIX-ENGEMANN GROWTH FUND-SM-
                       PHOENIX-ENGEMANN NIFTY FIFTY FUND-SM-
                     PHOENIX-ENGEMANN BALANCED RETURN FUND-SM-
                     PHOENIX-ENGEMANN GLOBAL GROWTH FUND-SM-
                PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND-SM-
                       PHOENIX-ENGEMANN VALUE 25 FUND-SM-

                      CONTENTS OF POST-EFFECTIVE AMENDMENT

This Post-Effective Amendment to the Registration Statement of The Phoenix-Engemann Funds contains the following documents:


     -    Facing Sheet

     -    Contents of Post-Effective Amendment

     -    Cross-Reference Sheets for the above-referenced Funds


     -    Part A: Supplement to Prospectus for the above referenced Funds

     -    Part A: Prospectus for the above-referenced Funds

     -    Part B: Statement of Additional Information for the above-referenced
          Funds


     -    Part C:  Other Information

     -    Signature Page


     -    Exhibit Index

                           THE PHOENIX-ENGEMANN FUNDS

                         PHOENIX-ENGEMANN GROWTH FUND-SM-
                       PHOENIX-ENGEMANN NIFTY FIFTY FUND-SM-
                     PHOENIX-ENGEMANN BALANCED RETURN FUND-SM-
                      PHOENIX-ENGEMANN GLOBAL GROWTH FUND-SM-
                PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND-SM-
                       PHOENIX-ENGEMANN VALUE 25 FUND-SM-

                             CROSS REFERENCE SHEET

                                    FORM N-1A


N-1A                                       Location in
Item No.      Item                         Registration Statement
--------      ----                         ----------------------

                 Part A:  Information Required in Prospectus
                          ----------------------------------

1.            Cover Page                   Cover Page

2.            Synopsis                     "Synopsis" and "Expense and Fee
                                           Tables"

3.            Condensed Financial          "Financial Highlights"
              Information

4.            General Description of       "Synopsis," "Investment Objectives
              Registrant                   and Policies," and "Description of
                                           the Trust"

5.            Management of the Fund       "Management"

5A.           Management's Discussion of   "Performance Information"
              Fund Performance

6.            Capital Stock and Other      "Synopsis," "Alternative Purchase
              Securities                   Arrangements," "Description of the
                                           Trust," "Dividends, Distributions,
                                           and Taxes" and "General
                                           Information"

7.            Purchase of Securities       "Synopsis," "Alternative Purchase
              Being Offered                Arrangements," "Purchase of
                                           Shares" and "Determination of Net
                                           Asset Value"

8.            Redemption or Repurchase     "Synopsis," "Redemption of Shares"
                                           and "Alternative Purchase
                                           Arrangements"

9.            Pending Legal Proceedings    Not Applicable

              Part B: Information Required in Statement
                      of Additional Information
                      ---------------------------------

10.           Cover Page                   Cover Page

11.           Table of Contents            Cover Page

12.           General Information          "General"
              and History

13.           Investment Objectives        "Investment Objectives and
              and Policies                 Policies"

14.           Management of the            "Management of the Trust"
              Fund

15.           Control Persons and          "Management of the Trust"
              Principal Holders of         and "General"
              Securities

16.           Investment Advisory          "Management of the Trust,"
              and Other Services           "Investment Management
                                           Services" and "Class B and
                                           Class C Distribution Plans"

17.           Brokerage Allocation         "Brokerage Allocation and
              and Other Practices          Other Practices"

18.           Capital Stock and            See "Description of the
              Other Securities             Trust" in Prospectus

19.           Purchase, Redemption         "Purchase, Redemption and
              and Pricing of               Pricing of Fund Shares"
              Securities Being
              Offered

20.           Tax Status                   "Distributions and Tax
                                           Status"

21.           Underwriters                 "Principal Underwriter" and
                                           "Class B and Class C
                                           Distribution Plans"

22.           Calculation of               "Performance Information"
              Performance Data

23.           Financial Statements         "Financial Statements"

                                    Part A
                      -----------------------------------

                            SUPPLEMENT TO PROSPECTUS

                PHOENIX-ENGMANN GROWTH FUND-Registered Trademark-
               PHOENIX-ENGEMANN NIFTY FIFTY FUND-Registered Tradmark-
             PHOENIX-ENGEMANN BALANCED RETURN FUND-Registered Tradmark-
                     PHOENIX-ENGEMANN GLOBAL GROWTH FUND-SM-
                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND-SM-
                       PHOENIX-ENGEMANN VALUE 25 FUND-SM-

     SUPPLEMENT TO THE PHOENIX-ENGEMANN FUNDS COMBINED PROSPECTUS


                              THE PHOENIX-ENGEMANN FUNDS
                         SUPPLEMENT DATED OCTOBER 1, 1997 TO
                         PROSPECTUS DATED SEPTEMBER 30, 1997


The following paragraph should be inserted after the section titled "Distribution Plans" in the Prospectus.

DEALER CONCESSIONS

    In connection with aggregate purchases (net of redemptions) of any combination of Classes of Shares of the following Funds between October 1, 1997 and December 31, 1997, Equity Planning may pay participating broker/dealers, out of its profits and resources, an additional dealer discount or sales commission equal to 0.50% of the purchase price. This fee does not apply to shares purchased through non-commissionable exchanges.


                               Phoenix-Engemann Funds:

    --   Growth Fund                   --   Nifty Fifty Fund
    --   Balanced Return Fund          --   Global Growth Fund
    --   Small & Mid-Cap Growth Fund   --   Value 25 Fund

                       PHOENIX EQUITY SERIES FUND

    -- Core Equity Fund                -- Growth and Income Fund

                                    PART A

                           -----------------------

                                  PROSPECTUS

               PHOENIX-ENGEMANN GROWTH FUND-Registered Trademark-
            PHOENIX-ENGEMANN NIFTY FIFTY FUND-Registered Trademark-
          PHOENIX-ENGEMANN BALANCED RETURN FUND-Registered Trademark-
                    PHOENIX-ENGEMANN GLOBAL GROWTH FUND-SM-
                PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND-SM-
                       PHOENIX-ENGEMANN VALUE 25 FUND-SM-

                           -----------------------

                                 PHOENIX-ENGEMANN        PHOENIX-ENGEMANN
                                 GROWTH                  GLOBAL GROWTH
                                 FUND-SM-                FUND-SM-

 THE PHOENIX-ENGEMANN GROUP      PHOENIX-ENGEMANN        PHOENIX-ENGEMANN
 OF MUTUAL FUNDS-SM-             NIFTY FIFTY FUND-SM-    SMALL & MID-CAP GROWTH
                                                         FUND-SM-

                                 PHOENIX-ENGEMANN        PHOENIX-ENGEMANN
                                 BALANCED RETURN         VALUE 25
                                 FUND-SM-                FUND-SM-


     PHOENIX-ENGEMANN GROWTH FUND (formerly "The Pasadena Growth Fund") seeks to achieve long-term capital appreciation by emphasizing investments in companies with rapidly growing earnings per share, some of which may be smaller emerging growth companies.


     PHOENIX-ENGEMANN NIFTY FIFTY FUND (formerly "The Pasadena
Nifty-Fifty Fund") seeks to achieve long-term capital appreciation by investing in approximately 50 different securities which its Manager believes offer the best potential for long-term growth of capital.


     PHOENIX-ENGEMANN BALANCED RETURN FUND (formerly "The Pasadena
Balanced Return Fund") seeks to maximize a total investment return consistent with reasonable risk through a balanced approach using moderate asset allocation by its Manager.


     PHOENIX-ENGEMANN GLOBAL GROWTH FUND (formerly "The Pasadena Global Growth Fund") seeks to achieve long-term growth of capital by investing in a globally diversified portfolio of equity securities, which may be traded in securities markets in foreign countries and the United States.


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND (formerly "The Pasadena Small & Mid-Cap Growth Fund") seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations below $1.5 billion.


     PHOENIX-ENGEMANN VALUE 25 FUND (formerly "The Pasadena Value 25 Fund") seeks to achieve substantial dividend income and long-term growth of capital by investing in equity securities which the Manager believes offer the best potential for current dividend yield and long-term capital appreciation.


Roger Engemann & Associates, Inc. is the investment manager for the Funds. Each Fund is a separate series of the Phoenix-Engemann Funds (the "Trust"), and each offers three classes of shares (Class A, Class B and Class C shares). See "Synopsis - Purchase and Redemption of Shares" below. The minimum initial investment for each Fund is $1,000 per account ($250 for individual retirement and minor's custodial accounts and for initial purchases under a Systematic Purchase Plan). Minimum subsequent investments are $50. See "Purchase of Shares."


This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing. Please read it and retain it for future reference. Additional information about the Funds and the Trust is included in the Trust's Statement of Additional Information regarding the Funds dated September 30, 1997, as it may be amended from time to time. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission and is available without charge upon request to the Trust at 600 North Rosemead Boulevard, Pasadena, California 91107-2133 (telephone: (626) 351-9686 or (800) 648-8050).


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                          PROSPECTUS SEPTEMBER 30, 1997

                                TABLE OF CONTENTS

                                                                         PAGE

Synopsis  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

Expense and Fee Tables  . . . . . . . . . . . . . . . . . . . . . . . . . . 2

Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . . . . . . 9


Investment Objectives and Policies  . . . . . . . . . . . . . . . . . . .  19


Alternative Purchase Arrangements . . . . . . . . . . . . . . . . . . . .  30

Purchase of Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .  31


Redemption of Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .  39


Management  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  43


Dividends, Distributions and Taxes  . . . . . . . . . . . . . . . . . . .  46


Determination of Net Asset Value  . . . . . . . . . . . . . . . . . . . .  47


Performance Information . . . . . . . . . . . . . . . . . . . . . . . . .  48


Description of the Trust  . . . . . . . . . . . . . . . . . . . . . . . .  49


Shareholder Inquiries . . . . . . . . . . . . . . . . . . . . . . . . . .  49


General Information . . . . . . . . . . . . . . . . . . . . . . . . . . .  49


Backup Withholding Instructions . . . . . . . . . . . . . . . . . . . . .  50


------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     SYNOPSIS

     The following synopsis is qualified in its entirety by the detailed information contained elsewhere in this Prospectus or the Statement of Additional Information.


     THE FUNDS. The Phoenix-Engemann Group of Mutual Funds consists of six separate series of the Phoenix-Engemann Funds (the "Trust"), a Massachusetts business trust, organized as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The series (each, a "Fund," and collectively, the "Funds") described in this Prospectus are:



     -  Phoenix-Engemann Growth Fund (the "Growth Fund")


     -  Phoenix-Engemann Nifty Fifty Fund (the "Nifty Fifty Fund")


     -  Phoenix-Engemann Balanced Return Fund (the "Balanced Return Fund")


     -  Phoenix-Engemann Global Growth Fund (the "Global Growth Fund")


     - Phoenix-Engemann Small & Mid-Cap Growth Fund (the "Small & Mid-Cap Growth Fund")


     -  Phoenix-Engemann Value 25 Fund (the "Value 25 Fund")


     THE MANAGER. Roger Engemann & Associates, Inc. (the "Manager") provides investment advice to the Funds and manages the Funds' investments for an annual management fee, which is computed and prorated daily. Phoenix Equity Planning Corporation (the "Administrator") performs, and/or assumes the expenses for, the Funds' administrative and most shareholder services, for which it receives an annual administration fee based on the average daily net assets of each Fund. Currently, the Manager, pursuant to a Sub-Administration Agreement with the Administrator, performs various administrative services on behalf of the Administrator. The Funds will not incur any other expenses in connection with its normal operations other than (i) certain fiduciary and professional expenses, including compensation to independent trustees, auditing fees and legal expenses for independent trustees (this amount is currently estimated not to exceed 0.02% per annum of the aggregate average daily net assets of each
Fund); (ii) a fee paid by each class of shares to dealers and others, including the Manager and its affiliates, for servicing shareholder accounts equal to 0.25% per annum of the aggregate average daily net assets of each Fund attributable to the class; and (iii) an ongoing distribution fee payable by Class B shares and Class C shares at an annual rate of 0.75% of each Fund's average daily net assets attributable to each such class. See "Expense and Fee Tables" and "Management."


     PURCHASE AND REDEMPTION OF SHARES. The Funds offer their shares continuously and redeem their shares upon a shareholder's request. Each Fund offers three classes of shares (each, a "Class"). Shares may be purchased through authorized investment dealers at the public offering price next determined after the Funds' sub-transfer agent, Boston Financial Data Services, Inc. (the "Sub-Transfer Agent"), the Fund, or another authorized agent or subagent of the Fund, receives a purchase order. The public offering price of the Class A shares is the net asset value per share plus a maximum sales charge of 5.50% of the offering price, reduced on purchases of $50,000 or more. The public offering price of the Class B shares and Class C shares is their net asset value per share. The Class B shares are subject to a contingent deferred sales charge (sometimes referred to as the "CDSC") of up to 5% of the offering price imposed on most redemptions made within four years of purchase and the Class C shares of the Global Growth, Small &
Mid-Cap Growth and Value 25 Funds are subject to a CDSC of 1% of the offering price imposed on most redemptions made within the first year of purchase. For more information about the different purchase arrangements, see "Alternative Purchases Arrangements." For more information about the various expenses borne by each Class, see "Comparison of Classes" and "Expense and Fee Tables."

     The minimum initial investment is $1,000 per account ($250 for individual retirement and minor's custodial accounts and for initial purchases under a Systematic Purchase Plan). Minimum subsequent investments are $50. See "Purchase of Shares." Shares are redeemed at their net asset value per share next determined after the Sub-Transfer Agent, the Fund, or another authorized agent or subagent of the Fund, receives a redemption request in proper form (less the CDSC, if any, with respect to the Class B and Class C shares). See "Redemption of Shares."

     RISKS. Every investment carries some market risk. In addition to the risks described under "Risk Considerations," an investment in a Fund is subject to the inherent risk that market prices or interest rates will not agree with the Manager's estimation of fundamental security values or market trends. The Funds are designed to be long-term investments. Therefore, because each Fund's net asset value per share will fluctuate with daily changes in the market prices of its portfolio securities (as well as with changes in foreign currency exchange rates for securities not traded in United States dollars), an investment in a Fund may not be suitable for investors with specific short-term investment return needs. Each Fund also may invest part of its assets in securities with special risks, such as foreign securities (which may be denominated in foreign currencies), and each Fund (except the Global Growth Fund) may invest part of its assets in securities representing special situations. The Value 25 Fund's emphasis on stocks of established, high dividend paying companies, as well as its possible exposure to fixed-income securities, could limit the Fund's potential for capital appreciation. Sharply rising interest rates could also decrease the value of stocks purchased by the Value 25 Fund, further restraining total return. See "Investment Objective and Policies" and "Risk Considerations."

     Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Funds involve investment risk, including possible loss of principal.

                             EXPENSE AND FEE TABLES


     Expenses are one of several factors to consider when investing in a Fund. The purpose of the following tables is to provide an understanding of the various costs and expenses that shareholders of each Class will bear directly or indirectly. Because Rule 12b-1 distribution charges are accounted for on a Class-level basis (and not on an individual shareholder-level basis), individual long-term investors in the Class B shares and Class C shares of a Fund may, over time, pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers Regulation, Inc. ("NASDR"), even though all shareholders of those Classes in the aggregate will not. This is recognized and permitted by the NASDR (see "Management").

                           Phoenix-Engemann Growth Fund


                                              Class A     Class B      Class C
                                              -------     -------      -------
 SHAREHOLDER TRANSACTION EXPENSES:

 Maximum Sales "Load" Imposed on Purchases
 (as percentage of offering price) . . . .     5.50%       None         None
 Maximum Sales "Load" Imposed on
 Reinvestment of Distributions . . . . . .     None        None         None
 Maximum Deferred Sales Charge . . . . . .     None        5.00%        None
 Redemption Fees+  . . . . . . . . . . . .     None        None         None
 Exchange Fees . . . . . . . . . . . . . .     None        None         None
 ANNUAL FUND OPERATING EXPENSES*:
 Management Fees . . . . . . . . . . . . .     0.81%       0.81%        0.81%
 12b-1 Fees  . . . . . . . . . . . . . . .     None        0.75%        0.75%
 Other Expenses

  Administration Fees  . . . . . . . 0.51%
  Services Fees  . . . . . . . . . . 0.25%
  Fiduciary/Audit Expenses   . . . . 0.02%
                                     -----
  Total Other Expenses   . . . . . . . . .     0.78%       0.78%        0.78%
                                               -----       -----        -----
 Total Fund Operating Expenses . . . . . .     1.59%       2.34%        2.34%
                                               -----       -----        -----
                                               -----       -----        -----


+  A $10.00 fee may be charged for redemptions made by bank wire (see p. 40).
* Operating expense information for the Funds have been restated to reflect current fees.


EXAMPLES

  An investor would bear the following transaction and operating expenses in each Class of the Growth Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period:


                                              Class A     Class B    Class C
                                              -------     -------    -------
  1 year . . . . . . . . . . . . . . . . . .    $ 70        $ 74       $ 24
  3 years  . . . . . . . . . . . . . . . . .     102         103         73
  5 years  . . . . . . . . . . . . . . . . .     137         125        125
 10 years  . . . . . . . . . . . . . . . . .     233         232**      268


  An investor would bear the following transaction and operating expenses on the same $1,000 investment, assuming no redemption at the end of each time period:


                                              Class A     Class B    Class C
                                              -------     -------    -------
  1 year . . . . . . . . . . . . . . . . . .    $ 70        $ 24       $ 24
  3 years  . . . . . . . . . . . . . . . . .     102          73         73
  5 years  . . . . . . . . . . . . . . . . .     137         125        125
 10 years  . . . . . . . . . . . . . . . . .     233         232**      268


  ** Ten-year figure assumes conversion of Class B shares to Class A shares at beginning of seventh year following the date of purchase.

                       Phoenix-Engemann Balanced Return Fund


                                              Class A     Class B     Class C
                                              -------     -------     -------
 SHAREHOLDER TRANSACTION EXPENSES:

 Maximum Sales "Load" Imposed on Purchases
 (as a percentage of offering price) . . . .   5.50%       None        None
 Maximum Sales "Load" Imposed on Reinvested
 Dividends (and other Distributions) . . . .   None        None        None
 Maximum Deferred Sales Charge (as a
 percentage of redemption price) . . . . . .   None        5.00%       None
 Redemption Fees+  . . . . . . . . . . . . .   None        None        None
 Exchange Fees . . . . . . . . . . . . . . .   None        None        None
 ANNUAL FUND OPERATING EXPENSES*:
 Management Fees . . . . . . . . . . . . . .   0.79        0.79%       0.79%
 12b-1 Fees  . . . . . . . . . . . . . . . .   None        0.75%       0.75%
 Other Expenses

  Administration Fees  . . . . . . . . 0.59%
  Services Fees  . . . . . . . . . . . 0.25%
  Fiduciary/Audit Expenses   . . . . . 0.02%
                                       -----
  Total Other Expenses   . . . . . . . . . .   0.86%       0.86%       0.86%
                                               -----       -----       -----
 Total Fund Operating Expenses . . . . . . .   1.65%       2.40%       2.40%
                                               -----       -----       -----
                                               -----       -----       -----

+  A $10.00 fee may be charged for redemptions made by bank wire (see p. 40).
* Operating expense information for the Funds have been restated to reflect current fees.

EXAMPLES

  An investor would bear the following transaction and operating expenses in each Class of the Balanced Return Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period:

                                               Class A     Class B   Class C
                                               -------     -------   -------
  1 year . . . . . . . . . . . . . . . . . .     $ 71        $ 74      $ 24
  3 years  . . . . . . . . . . . . . . . . .      104         105        75
  5 years  . . . . . . . . . . . . . . . . .      140         128       128
 10 years  . . . . . . . . . . . . . . . . .      240         238**     274

An investor would bear the following transaction and operating expenses on the same $1,000 investment, assuming no redemption at the end of each time period:

                                               Class A     Class B   Class C
                                               -------     -------   -------
  1 year . . . . . . . . . . . . . . . . . .     $ 71        $ 24      $ 24
  3 years  . . . . . . . . . . . . . . . . .      104          75        75
  5 years  . . . . . . . . . . . . . . . . .      140         128       128
 10 years  . . . . . . . . . . . . . . . . .      240         238**     274

  ** Ten-year figure assumes conversion of Class B shares to Class A shares at beginning of seventh year following the date of purchase.

                        Phoenix-Engemann Nifty Fifty Fund


                                                Class A    Class B    Class C
                                                -------    -------    -------
 SHAREHOLDER TRANSACTION EXPENSES:

 Maximum Sales "Load" Imposed on Purchases (as
 percentage of offering price) . . . . . . . .   5.50%      None       None
 Maximum Sales "Load" Imposed on Reinvestment
 of Distributions  . . . . . . . . . . . . . .   None       None       None
 Maximum Deferred Sales Charge . . . . . . . .   None       5.00%      None
 Redemption Fees+  . . . . . . . . . . . . . .   None       None       None
 Exchange Fees . . . . . . . . . . . . . . . .   None       None       None
 ANNUAL FUND OPERATING EXPENSES*:
 Management Fees . . . . . . . . . . . . . . .   0.83%      0.83%      0.83%
 12b-1 Fees  . . . . . . . . . . . . . . . . .   None       0.75%      0.75%
 Other Expenses

  Administration Fees  . . . . . . . . .  0.53%
  Services Fees  . . . . . . . . . . . .  0.25%
  Fiduciary/Audit Expenses   . . . . . .  0.02%
                                          -----
  Total Other Expenses   . . . . . . . . . . .   0.80%      0.80%      0.80%
                                                 -----      -----      -----
 Total Fund Operating Expenses . . . . . . . .   1.63%      2.38%      2.38%
                                                 -----      -----      -----
                                                 -----      -----      -----


+  A $10.00 fee may be charged for redemptions made by bank wire (see p. 40).
* Operating expense information for the Funds have been restated to reflect current fees.


EXAMPLES

  An investor would bear the following transaction and operating expenses in each Class of the Nifty Fifty Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period:


                                              Class A     Class B    Class C
                                              -------     -------    -------
  1 year . . . . . . . . . . . . . . . . . .    $ 70        $ 74       $ 24
  3 years  . . . . . . . . . . . . . . . . .     103         104         74
  5 years  . . . . . . . . . . . . . . . . .     139         127        127
 10 years  . . . . . . . . . . . . . . . . .     238         236**      272


  An investor would bear the following transaction and operating expenses on the same $1,000 investment, assuming no redemption at the end of each time period:


                                              Class A     Class B    Class C
                                              -------     -------    -------
  1 year . . . . . . . . . . . . . . . . . .    $ 70        $ 24       $ 24
  3 years  . . . . . . . . . . . . . . . . .     103          74         74
  5 years  . . . . . . . . . . . . . . . . .     139         127        127
 10 years  . . . . . . . . . . . . . . . . .     238         236**      272


  ** Ten-year figure assumes conversion of Class B shares to Class A shares at beginning of seventh year following the date of purchase.

                        Phoenix-Engemann Global Growth Fund


                                              Class A     Class B     Class C
                                              -------     -------     -------
 SHAREHOLDER TRANSACTION EXPENSES:

 Maximum Sales "Load" Imposed on Purchases
 (as percentage of offering price) . . . . .   5.50%       None        None
 Maximum Sales "Load" Imposed on
 Reinvestment of Distributions . . . . . . .   None        None        None
 Maximum Deferred Sales Charge . . . . . . .   None        5.00%       1.00%
 Redemption Fees+  . . . . . . . . . . . . .   None        None        None
 Exchange Fees . . . . . . . . . . . . . . .   None        None        None
 ANNUAL FUND OPERATING EXPENSES*:
 (After Fee and Expense Waivers)
 Management Fees . . . . . . . . . . . . . .   1.10%       1.10%       1.10%
 12b-1 Fees  . . . . . . . . . . . . . . . .   None        0.75%       0.75%
 Other Expenses

  Administration Fees  . . . . . . . .  0.58%
  Services Fees  . . . . . . . . . . .  0.25%
  Fiduciary/Audit Expenses   . . . . .  0.02%
                                        -----
  Total Other Expenses   . . . . . . . . . .   0.85%       0.85%       0.85%
                                               -----       -----       -----
 Total Fund Operating Expenses . . . . . . .   1.95%       2.70%       2.70%
                                               -----       -----       -----
                                               -----       -----       -----


+  A $10.00 fee may be charged for redemptions made by bank wire (see p. 40).
* Operating expense information for the Funds have been restated to reflect current fees.


EXAMPLES

  An investor would bear the following transaction and operating expenses in each Class of a Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period:

                                              Class A     Class B    Class C
                                              -------     -------    -------
  1 year . . . . . . . . . . . . . . . . . .    $ 74        $ 77       $ 37
  3 years  . . . . . . . . . . . . . . . . .     113         114         84
  5 years  . . . . . . . . . . . . . . . . .     154         143        143
 10 years  . . . . . . . . . . . . . . . . .     270         269**      303

  An investor would bear the following transaction and operating expenses on the same $1,000 investment, assuming no redemption at the end of each time period:

                                              Class A      Class B    Class C
                                              -------      -------    -------
  1 year . . . . . . . . . . . . . . . . . .    $ 74         $ 27       $ 27
  3 years  . . . . . . . . . . . . . . . . .     113           84         84
  5 years  . . . . . . . . . . . . . . . . .     154          143        143
 10 years  . . . . . . . . . . . . . . . . .     270          269**      303

  ** Ten-year figure assumes conversion of Class B shares to Class A shares at beginning of seventh year following the date of purchase.

                   Phoenix-Engemann Small & Mid-Cap Growth Fund


                                               Class A     Class B    Class C
                                               -------     -------    -------
 SHAREHOLDER TRANSACTION EXPENSES:

 Maximum Sales "Load" Imposed on Purchases
 (as percentage of offering price) . . . . .    5.50%       None       None
 Maximum Sales "Load" Imposed on Reinvestment
 of Distributions  . . . . . . . . . . . . .    None        None       None
 Maximum Deferred Sales Charge . . . . . . .    None        5.00%      1.00%
 Redemption Fees+  . . . . . . . . . . . . .    None        None       None
 Exchange Fees . . . . . . . . . . . . . . .    None        None       None
 ANNUAL FUND OPERATING EXPENSES*:
 (After Fee and Expense Waivers)
 Management Fees . . . . . . . . . . . . . .    1.00%       1.00%      1.00%
 12b-1 Fees  . . . . . . . . . . . . . . . .    None        0.75%      0.75%
 Other Expenses

  Administration Fees  . . . . . . . .   0.58%
  Services Fees  . . . . . . . . . . .   0.25%
  Fiduciary/Audit Expenses   . . . . .   0.02%
                                         -----
  Total Other Expenses   . . . . . . . . . .    0.85%       0.85%      0.85%
                                                -----       -----      -----
 Total Fund Operating Expenses . . . . . . .    1.85%       2.60%      2.60%
                                                -----       -----      -----
                                                -----       -----      -----


+  A $10.00 fee may be charged for redemptions made by bank wire (see p. 40).
* Operating expense information for the Funds have been restated to reflect current fees.


EXAMPLES

  An investor would bear the following transaction and operating expenses in each Class of the Small & Mid-Cap Growth Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period:


                                               Class A     Class B   Class C
                                               -------     -------   -------
  1 year . . . . . . . . . . . . . . . . . .     $ 73        $ 76      $ 36
  3 years  . . . . . . . . . . . . . . . . .      110         111        81
  5 years  . . . . . . . . . . . . . . . . .      149         138       138
 10 years  . . . . . . . . . . . . . . . . .      260         258**     293


  An investor would bear the following transaction and operating expenses on the same $1,000 investment, assuming no redemption at the end of each time period:

                                              Class A    Class B     Class C
                                              -------    -------     -------
  1 year . . . . . . . . . . . . . . . . . .    $ 73       $ 26        $ 26
  3 years  . . . . . . . . . . . . . . . . .     110         81          81
  5 years  . . . . . . . . . . . . . . . . .     149        138         138
 10 years  . . . . . . . . . . . . . . . . .     260        258**       293

  ** Ten-year figure assumes conversion of Class B shares to Class A shares at beginning of seventh year following the date of purchase.

                          Phoenix-Engemann Value 25 Fund


                                               Class A     Class B    Class C
                                               -------     -------    -------
 SHAREHOLDER TRANSACTION EXPENSES:

 Maximum Sales "Load" Imposed on Purchases
 (as percentage of offering price) . . . . .    5.50%       None       None
 Maximum Sales "Load" Imposed on Reinvestment
 of Distributions  . . . . . . . . . . . . .    None        None       None
 Maximum Deferred Sales Charge . . . . . . .    None        5.00%      1.00%
 Redemption Fees+  . . . . . . . . . . . . .    None        None       None
 Exchange Fees . . . . . . . . . . . . . . .    None        None       None
 ANNUAL FUND OPERATING EXPENSES*:
 (After Fee and Expense Waivers)
 Management Fees . . . . . . . . . . . . . .    0.90%       0.90%      0.90%
 12b-1 Fees  . . . . . . . . . . . . . . . .    None        0.75%      0.75%
 Other Expenses

  Administration Fees  . . . . . . . .   0.58%
  Services Fees  . . . . . . . . . . .   0.25%
  Fiduciary/Audit Expenses   . . . . .   0.02%
                                         -----
  Total Other Expenses   . . . . . . . . . .    0.85%       0.85%      0.85%
                                                -----       -----      -----
 Total Fund Operating Expenses . . . . . . .    1.75%       2.50%      2.50%
                                                -----       -----      -----
                                                -----       -----      -----


+  A $10.00 fee may be charged for redemptions made by bank wire (see p. 40).
* Operating expense information for the Funds have been restated to reflect current fees.


EXAMPLES

  An investor would bear the following transaction and operating expenses in each Class of a Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period:


                                               Class A     Class B   Class C
                                               -------     -------   -------
  1 year . . . . . . . . . . . . . . . . . .     $ 72        $ 75      $ 35
  3 years  . . . . . . . . . . . . . . . . .      107         108        78


  An investor would bear the following transaction and operating expenses on the same $1,000 investment, assuming no redemption at the end of each time period:


                                               Class A     Class B   Class C
                                               -------     -------   -------
  1 year . . . . . . . . . . . . . . . . . .     $ 72        $ 25      $ 25
  3 years  . . . . . . . . . . . . . . . . .      107          78        78


  THE EXAMPLES SHOWN ABOVE SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. IN ADDITION, FEDERAL REGULATIONS REQUIRE THE EXAMPLE TO ASSUME A 5% ANNUAL RETURN, BUT THE ACTUAL RETURN MAY BE HIGHER OR LOWER. SEE "PURCHASE OF SHARES" AND "MANAGEMENT."

                               FINANCIAL HIGHLIGHTS

  The following tables contain information for one Class A, Class B, and Class C share of beneficial interest outstanding for each of the Funds for the periods indicated. The following information for all Funds (other than the Value 25 Fund which is a new series that commenced operation in December of
1996) has been audited by Coopers & Lybrand LLP for the periods from inception through December 31, 1996. For the Value 25 Fund, the information from inception is unaudited. The financial highlights should be read in conjunction with the financial statements contained in the Funds' Annual Report for the year ended December 31, 1996 which is incorporated by reference in the Statement of Additional Information. The financial information for the six-months ended June 30, 1997 is unaudited.

                                                                  Phoenix-Engemann Growth Fund(7)
                           ---------------------------------------------------------------------------------------------------------
                                 For the Six-Months Ended                              For the Year Ended December 31,
                                      June 30, 1997            ---------------------------------------------------------------------
                                      (Unaudited)                            1996                                1995
                           ----------------------------------  ---------------------------------   ---------------------------------
                           Class A      Class B      Class C    Class A       Class B     Class C    Class A    Class B     Class C
                           ---------    ---------  ---------   ---------   ---------   ---------   ---------   ---------   ---------
PER SHARE OPERATING
 PERFORMANCE:
 Net asset value,
  beginning of
  period . . . . . . . .      $21.94      $21.40      $21.40      $19.28      $18.99      $18.99      $15.40      $15.28      $15.28
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
GAIN (LOSS) FROM
 INVESTMENT OPERATIONS:

 Net investment
  loss(1) . . . . . . .     (.06)(2)    (.16)(2)    (.16)(2)    (.14)(3)    (.31)(3)    (.31)(3)       (.06)       (.20)       (.20)

 Net realized and
  unrealized gain
  (loss) on
  investments. . . . . .        2.10        2.03        2.03        4.47        4.39        4.39        4.24        4.21        4.21
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
 Total gain (loss)
  from investment
  operations . . . . . .        2.04        1.87        1.87        4.33        4.08        4.08        4.18        4.01        4.01
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS:

 Capital gains . . . . .          --          --          --      (1.67)      (1.67)      (1.67)       (.30)       (.30)       (.30)
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
 Total distributions . .          --          --          --      (1.67)      (1.67)      (1.67)       (.30)       (.30)       (.30)
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
 Net asset value, end
  of period. . . . . . .      $23.98      $23.27      $23.27      $21.94      $21.40      $21.40      $19.28      $18.99      $18.99
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

TOTAL RETURN(4). . . .      9.30%(2)    8.74%(2)    8.74%(2)   22.49%(3)   21.52%(3)   21.52%(3)      27.16%      26.26%      26.26%

RATIOS/SUPPLEMENTAL
DATA:

 Net assets, end of
  period
  (in thousands) . . . .    $405,689     $54,094     $29,897    $426,785     $49,444     $27,239    $415,416     $34,786     $20,497

 Ratio of expenses to
  average net
  assets(5). . . . . . .     1.6%(2)     2.3%(2)     2.3%(2)     1.6%(3)     2.3%(3)     2.3%(3)        1.6%        2.4%        2.4%

 Ratio of net investment
  loss to average net
  assets(5). . . . . . .   (0.5)%(2)   (1.5)%(2)   (1.5)%(2)   (.06)%(3)   (1.5)%(3)   (1.5)%(3)      (0.3)%      (1.1)%      (1.1)%

 Portfolio turnover
  rate . . . . . . . . .       45.8%       45.8%       45.8%       70.1%       70.1%       70.1%       65.9%       65.9%       65.9%

 Average commission
  rate paid per
  share(6) . . . . . . .     $0.0592     $0.0592     $0.0592     $0.0578     $0.0578     $0.0578         N/A         N/A         N/A




                                                                 For the Year Ended December 31,
                         -----------------------------------------------------------------------------------------------------------
                                       1994                1993        1992       1991        1990       1989      1988       1987
                         -------------------------------  ---------   ---------  ---------  ---------  ---------  --------- --------
                          Class A   Class B    Class C    Class A     Class A    Class A    Class A    Class A    Class A   Class A
                         --------- ---------  ---------  ---------   ---------  ---------  ---------  ---------  --------- ---------

PER SHARE OPERATING
 PERFORMANCE:
 Net asset value,
  beginning of
  period . . . . . . . .   $16.00     $15.89     $15.89     $17.00      $16.80     $10.04     $10.53      $8.41      $6.19     $6.99
                         --------  ---------  ---------  ---------   ---------  ---------  ---------  ---------  --------- ---------

GAIN (LOSS) FROM
 INVESTMENT OPERATIONS:

 Net investment
  loss(1) . . . . . . .     (.03)      (.14)      (.14)      (.02)       (.05)      (.08)      (.09)      (.04)         --     (.06)

 Net realized and
  unrealized gain
  (loss) on
  investments. . . . . .    (.57)      (.47)      (.47)      (.98)         .43       6.89      (.39)       3.19       2.22     (.74)
                         --------  ---------  ---------  ---------   ---------  ---------  ---------  ---------  --------- ---------

 Total gain (loss)
  from investment
  operations . . . . . .    (.60)      (.61)      (.61)     (1.00)         .38       6.81      (.48)       3.15       2.22     (.80)
                         --------  ---------  ---------  ---------   ---------  ---------  ---------  ---------  --------- ---------

LESS DISTRIBUTIONS:

 Capital gains . . . . .       --         --         --         --       (.18)      (.05)      (.01)     (1.03)         --        --
                         --------  ---------  ---------  ---------   ---------  ---------  ---------  ---------  --------- ---------

 Total distributions . .       --         --         --         --       (.18)      (.05)      (.01)     (1.03)         --        --
                         --------  ---------  ---------  ---------   ---------  ---------  ---------  ---------  --------- ---------

 Net asset value, end
  of period. . . . . . .   $15.40     $15.28     $15.28     $16.00      $17.00     $16.80     $10.04     $10.53      $8.41     $6.19
                         --------  ---------  ---------  ---------   ---------  ---------  ---------  ---------  --------- ---------
                         --------  ---------  ---------  ---------   ---------  ---------  ---------  ---------  --------- ---------

TOTAL RETURN(4). . . .    (3.75)%    (3.84)%    (3.84)%    (5.87)%       2.24%     67.83%    (4.55)%     37.75%     35.78%  (11.45)%

RATIOS/SUPPLEMENTAL
DATA:

 Net assets, end of
  period
  (in thousands) . . . . $391,831    $11,349     $6,136   $532,208    $625,624   $323,484    $80,639    $36,722    $18,049   $10,923

 Ratio of expenses to
  average net
  assets(5). . . . . . .     1.6%       2.3%       2.3%       1.6%        1.6%       1.8%       2.2%       1.8%       1.8%      2.0%

 Ratio of net investment
  loss to average net
  assets(5). . . . . . .   (0.2)%     (1.0)%     (1.0)%         --      (0.3)%     (0.6)%     (0.9)%     (0.5)%         --    (0.9)%

 Portfolio turnover
  rate . . . . . . . . .    53.8%      53.8%      53.8%      22.9%       24.5%      23.5%      32.0%      93.8%      99.3%    114.5%

 Average commission
  rate paid per
  share(6) . . . . . . .      N/A        N/A        N/A        N/A         N/A        N/A        N/A        N/A        N/A       N/A




--------------

The table above provides condensed information concerning income and capital changes for one share of Phoenix-Engemann Growth Fund. Such information is based on the Fund's unaudited financial statements for the six-months ended June 30, 1997, and the Fund's audited financial statements for all other periods presented.


(1) This information was prepared using the average number of shares outstanding during each period.
(2) These amounts reflect the impact of a waiver of administrative fees of $35,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.06), $(.16) and $(.16), respectively, 9.30%, 8.74% and 8.74%, respectively, 1.6%, 2.3%
      and 2.3%, respectively, and (0.5)%, (1.5)% and (1.5)% respectively.
(3) These amounts reflect the impact of a waiver of administration fees of $30,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.14), $(.31) and $(.31), respectively, 22.49%, 21.52% and 21.52%, respectively, 1.6%, 2.4%
      and 2.4%, respectively, and (0.7)%, (1.5)% and (1.5)%, respectively.
(4) Total return measures the change in the value of an investment during each of the years indicated. It does not include the impact of paying any applicable front-end or contingent deferred sales charge.
(5)   Annualized for periods of less than one year.
(6) This disclosure, effective for the first time in 1996, has not been applied retroactively.
(7)   Prior to September 3, 1997, this fund was called The Pasadena Growth Fund.



                                          10, 11

                                                            Phoenix-Engemann Balanced Return Fund(7)
                           ---------------------------------------------------------------------------------------------------------
                                For the Six-Months Ended                          For the Year Ended December 31,
                                     June 30, 1997             ---------------------------------------------------------------------
                                      (Unaudited)                            1996                                1995
                           ---------------------------------   ---------------------------------   ---------------------------------
                            Class A     Class B     Class C     Class A     Class B     Class C     Class A     Class B     Class C
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

PER SHARE OPERATING
 PERFORMANCE:

 Net asset value,
  beginning of period. .      $28.08      $27.85      $27.88      $25.39      $25.26      $25.28      $20.54      $20.49      $20.48
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

GAIN (LOSS) FROM
 INVESTMENT OPERATIONS:

 Net investment
  income(1). . . . . . .       14(2)      .03(2)      .03(2)      .29(3)      .09(3)      .09(3)         .27         .08         .07

 Net realized and
  unrealized gain (loss)
  on investments . . . .        3.06        3.04        3.04        4.23        4.16        4.16        5.31        5.29        5.30
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

Total gain (loss) from
 investment operations .        3.20        3.07        3.07        4.52        4.25        4.25        5.58        5.37        5.37
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS:

 Net investment income .          --          --          --       (.30)       (.13)       (.12)       (.29)       (.16)       (.13)

 Capital gains . . . . .          --          --          --      (1.53)      (1.53)      (1.53)       (.44)       (.44)       (.44)
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
 Total distributions. . .          --          --          --      (1.83)      (1.66)      (1.65)       (.73)       (.60)      (.57)

Net asset value, end
  of period. . . . . . .      $31.28      $30.92      $30.95      $28.08      $27.85      $27.88      $25.39      $25.26     $25.28
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   --------
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   --------
TOTAL RETURN(4). . . . .   11.40%(2)   11.02%(2)   11.01%(2)   17.78%(2)   16.82%(3)   16.79%(3)    27.18%(3)     26.20%     26.23%

RATIOS/SUPPLEMENTAL DATA:

 Net assets, end of
  period (in thousands).     $53,639     $5,931       $4,889    $51,947       $4,609     $4,183      $52,028      $2,721     $2,809

 Ratio of expenses to
  average net assets(5).     1.7%(2)    2.5%(2)      2.5%(2)    2.0%(3)      2.7%(3)    2.7%(3)         2.1%        2.9%       2.9%

 Ratio of net investment
  income to average net
  assets(5). . . . . . .     0.9%(2)    0.2%(2)      0.2%(2)    1.1%(3)      0.3%(3)    0.3%(3)         1.2%        0.3%        0.3%

 Portfolio turnover rate .     13.5%      13.5%        13.5%      35.1%        35.1%      35.1%        51.1%       51.1%       51.1%

 Average commission rate
  paid per share(6). . .     $0.0593    $0.0593      $0.0593    $0.0597      $0.0597    $0.0597          N/A         N/A         N/A


                                                                                  For the Year Ended December 31,
                          --------------------------------------------------------------------------------------------------------


                                          1994                   1993        1992        1991       1990        1989        1988
                          -------------------------------     -------     -------     -------     -------     -------     -------
                          Class A     Class B     Class C     Class A     Class A     Class A     Class A     Class A     Class A
                          -------     -------     -------     -------     -------     -------     -------     -------     -------

PER SHARE OPERATING
 PERFORMANCE:

 Net asset value,
  beginning of period. .   $21.97      $21.89      $21.89      $21.76     $20.95       $15.30      $15.91     $12.51       $11.50
                          -------     -------     -------     -------     -------     -------     -------     -------     -------

GAIN (LOSS) FROM
 INVESTMENT OPERATIONS:

 Net investment
   income(1) . . . . . .      .39         .26         .25         .32         .25         .24         .16         .18         .13

 Net realized and
  unrealized gain (loss)
  on investments . . . .   (1.36)      (1.32)      (1.31)         .21        .69         5.70       (.25)        3.94        1.38
                          -------     -------     -------     -------     -------     -------     -------     -------     -------

Total gain (loss) from
 investment operations .    (.97)      (1.06)      (1.06)         .53         .94        5.94       (.09)        4.12        1.51
                          -------     -------     -------     -------     -------     -------     -------     -------     -------

LESS DIVIDENDS AND
 DISTRIBUTIONS:

 Net investment income .    (.46)       (.34)       (.35)       (.32)       (.13)       (.16)       (.19)       (.19)       (.41)

 Capital gains . . . . .       --          --          --          --          --       (.13)       (.33)       (.53)       (.09)
                          -------     -------     -------     -------     -------     -------     -------     -------     -------
 Total dividends
  and distributions. . .    (.46)       (.34)       (.35)       (.32)       (.13)       (.29)       (.52)       (.72)       (.50)
                          -------     -------     -------     -------     -------     -------     -------     -------     -------
Net asset value, end
  of period. . . . . . .   $20.54      $20.49      $20.48      $21.97     $21.76       $20.95      $15.30     $15.91       $12.51
                          -------     -------     -------     -------     -------     -------     -------     -------     -------
                          -------     -------     -------     -------     -------     -------     -------     -------     -------
TOTAL RETURN(4). . . . .  (4.43)%     (4.85)%     (4.85)%       2.44%       4.49%      38.89%      (.39)%      32.98%      13.42%

RATIOS/SUPPLEMENTAL DATA:

 Net assets, end of
  period (in thousands).  $53,047      $1,223      $1,449     $84,591     $75,143     $16,020      $5,001      $3,747      $1,924

 Ratio of expenses to
  average net assets(5).     2.1%        2.9%        2.9%        2.1%        2.3%        2.5%        2.5%        2.1%        2.0%

 Ratio of net investment
  income to average net
  assets(5). . . . . . .     1.8%        1.3%        1.3%        1.5%        1.2%        1.3%        1.0%        1.5%        1.7%

 Portfolio turnover rate .  28.2%       28.2%       28.2%        4.8%        6.3%        4.9%       35.8%       24.3%       30.6%

 Average commission rate
  paid per share(6). . .      N/A         N/A         N/A         N/A         N/A         N/A         N/A         N/A         N/A


                             Inception
                             (June 6,
                             1987) to
                            December 31,
                                1987
                              -------
                              Class A
                              -------

PER SHARE OPERATING
 PERFORMANCE:

 Net asset value,
  beginning of period. .       $10.00
                              -------

GAIN (LOSS) FROM
 INVESTMENT OPERATIONS:

 Net investment
  income(1). . . . . . .          .16

 Net realized and
  unrealized gain (loss)
  on investments . . . .         1.34
                              -------

Total gain (loss) from
 investment operations .         1.50
                              -------

LESS DIVIDENDS AND
 DISTRIBUTIONS:

 Net investment income .           --

 Capital gains . . . . .           --
                              -------
 Total dividends
  and distributions. . .           --
                              -------
Net asset value, end
  of period. . . . . . .       $11.50
                              -------
                              -------
TOTAL RETURN(4). . . . .       15.00%

RATIOS/SUPPLEMENTAL DATA:

 Net assets, end of
  period (in thousands).       $  742

 Ratio of expenses to
  average net assets(5).           --

 Ratio of net investment
  income to average net
  assets(5). . . . . . .         5.3%

 Portfolio turnover rate .      13.1%

 Average commission rate
  paid per share(6). . .          N/A



--------------------------------


The table above provides condensed information concerning income and capital changes for one share of Phoenix-Engemann Balanced Return Fund. Such information is based on the Fund's unaudited financial statements for the six-months ended June 30, 1997, and the Fund's audited financial statements for all other periods presented.



(1) This information was prepared using the average number of shares outstanding during each period.


(2) These amounts reflect the impact of a waiver of administration fees of $65,000. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class A, Class B and Class C shares would have been $.11, $.00 and $.00 respectively, 11.40%, 11.02% and 11.01%, respectively, 1.9%, 2.7% and 2.7%, respectively, and 0.7%, 0.0% and 0.0%, respectively.
(3) These amounts reflect the impact of a waiver of administration fees of $55,000. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $.27, $.06 and $.06, respectively, 17.66%, 16.74% and 16.71%, respectively, 2.1%, 2.8% and 2.8%, respectively, and 1.0%, 0.2% and 0.2%, respectively.



(4) Total return measures the change in the value of an investment during each of the periods indicated. It does not include the impact of paying any applicable front-end or contingent deferred sales charge.
(5) Annualized for periods of less than one year.
(6) This disclosure, effective for the first time in 1996, has not been applied retroactively.
(7) Prior to September 3, 1997, this fund was called The Pasadena Balanced Return Fund.


                                        12, 13


                                                        Phoenix-Engemann Nifty Fifty Fund(7)
                            -------------------------------------------------------------------------------------------------------
                                    For the Six-Months Ended                        For the Year Ended December 31,
                                         June 30, 1997             ----------------------------------------------------------------
                                          (Unaudited)                            1996                                1995
                            -------------------------------------------------------------------------------------------------------
                             Class A     Class B     Class C     Class A     Class B     Class C    Class A     Class B     Class C
                            ---------   ---------   ---------   ---------   ---------   ---------  ---------  ---------   ---------

PER SHARE OPERATING
   PERFORMANCE:

   Net asset value,
      beginning of
      period . . . . . . .     $26.50      $25.88      $25.88      $22.18      $21.85      $21.85     $17.30     $17.17      $17.17
                            ---------   ---------   ---------   ---------   ---------   ---------  ---------  ---------   ---------

GAIN (LOSS) FROM
   INVESTMENT
   OPERATIONS:

   Net investment
    loss(1). . . . . . . .   (.08)(2)    (.18)(2)    (.18)(2)    (.12)(3)    (.30)(3)    (.30)(3)      (.05)      (.21)       (.21)

   Net realized and
      unrealized gain
      (loss) on
      investments. . . . .       4.01        3.90        3.90        6.00        5.89        5.89       4.93       4.89        4.89
                            ---------   ---------   ---------   ---------   ---------   ---------  ---------  ---------   ---------

   Total gain (loss) from
      investment
      operations . . . . .       3.93        3.72        3.72        5.88        5.59        5.59       4.88       4.68        4.68
                            ---------   ---------   ---------   ---------   ---------   ---------  ---------  ---------   ---------

LESS DISTRIBUTIONS:

   Capital gains . . . . .         --          --          --      (1.56)      (1.56)      (1.56)         --         --          --
                            ---------   ---------   ---------   ---------   ---------   ---------  ---------  ---------    --------

   Total distributions . .         --          --          --      (1.56)      (1.56)      (1.56)         --         --          --
                            ---------   ---------   ---------   ---------   ---------   ---------  ---------  ---------    --------

   Net asset value, end
      of period. . . . . .     $30.43      $29.60      $29.60     $26.50       $25.88      $25.88     $22.18     $21.85      $21.85
                            ---------   ---------   ---------  ---------    ---------   ---------  ---------  ---------   ---------
                            ---------   ---------   ---------  ---------    ---------   ---------  ---------  ---------   ---------
TOTAL RETURN(4). . . . . .  14.83%(2)   14.37%(2)   14.37%(2)  26.53%(3)    25.60%(3)   25.60%(3)     28.21%     27.26%      27.26%

RATIOS/SUPPLEMENTAL
   DATA:

   Net assets, end of
      period (in
      thousands) . . . . .  $165,823     $62,923      $37,009   $145,469      $47,143     $26,092   $122,322     $27,462    $15,105

   Ratio of expenses to
      average net assets(5)   1.6%(2)     2.3%(2)     2.3%(2)    1.7%(3)      2.5%(3)     2.5%(3)       1.9%        2.6%       2.6%

   Ratio of net
      investment loss
      to average net
      assets(5). . . . . .  (0.6)%(2)   (1.3)%(2)   (1.3)%(2)  (0.4)%(3)    (1.2)%(3)   (1.2)%(3)     (0.3)%      (1.0)%     (1.0)%

   Portfolio turn
      over rate. . . . . .      28.7%       28.7%       28.7%      41.9%        41.9%       41.9%      26.5%       26.5%      26.5%

   Average
      commission rate
      paid per share(6). .    $0.0597     $0.0597     $0.0597    $0.0585      $0.0585     $0.0585        N/A         N/A        N/A



                                                                                                            Inception
                                                                                                           December 17,
                                                      For the Year Ended December 31,                       1990) to
                                    --------------------------------------------------------------------   December 31,
                                                   1994                    1993       1992        1991         1990
                                    ----------------------------------  ----------  ---------  ---------  -------------
                                     Class A     Class B     Class C     Class A     Class A    Class A      Class A
                                    ---------   ---------   ---------   ---------   ---------  ---------  -------------
PER SHARE OPERATING
   PERFORMANCE:

   Net asset value,
      beginning of
      period . . . . . . .          $   17.12   $   17.02   $   17.02   $   17.21   $   16.60  $    9.97  $       10.00
                                    ---------   ---------   ---------   ---------   ---------  ---------  -------------

GAIN (LOSS) FROM
   INVESTMENT
   OPERATIONS:

   Net investment
    loss(1). . . . . . . .              (.03)       (.14)       (.15)       (.06)       (.05)      (.01)            --

   Net realized and
      unrealized gain
      (loss) on
      investments. . . . .                .21         .29         .30       (.03)         .66       6.74          (.03)
                                    ---------   ---------   ---------   ---------   ---------  ---------  -------------

   Total gain (loss) from
      investment
      operations . . . . .                .18         .15         .15       (0.9)         .61       6.73          (.03)
                                    ---------   ---------   ---------   ---------   ---------  ---------  -------------
LESS DISTRIBUTIONS:

   Capital gains . . . . .                 --          --          --          --          --      (.10)             --
                                    ---------   ---------   ---------   ---------   ---------  ---------  -------------

   Total distributions . .                 --          --          --          --          --      (.10)             --
                                    ---------   ---------   ---------   ---------   ---------  ---------  -------------

   Net asset value, end
      of period. . . . . .          $   17.30   $   17.17   $   17.17   $   17.12   $   17.21  $   16.60  $        9.97
                                    ---------   ---------   ---------   ---------   ---------  ---------  -------------
                                    ---------   ---------   ---------   ---------   ---------  ---------  -------------

TOTAL RETURN(4). . . . . .              1.05%       0.88%       0.88%     (0.52)%       3.67%     67.64%         (.37)%

RATIOS/SUPPLEMENTAL
   DATA:

   Net assets, end of
      period (in
      thousands) . . . . .           $100,596    $  6,722    $  4,283    $134,284    $195,067    $64,156  $         528

   Ratio of expenses to
      average net
      assets(5). . . . . .               1.9%        2.6%        2.6%        1.8%        1.9%       1.9%           1.2%

   Ratio of net
      investment loss
      to average net
      assets(5). . . . . .             (0.2)%      (0.9)%      (0.9)%          --      (0.3)%     (0.1)%           0.4%

   Portfolio turn
      over rate. . . . . .              23.2%       23.2%       23.2%        2.2%       12.9%       27.6%        0.9%

   Average
      commission rate
      paid per share(6). .                N/A         N/A         N/A         N/A         N/A         N/A         N/A


-------------------

The table above provides condensed information concerning income and capital changes for one share of The Phoenix-Engemann Nifty Fifty Fund. Such information is based on the Fund's unaudited financial statements for the six-months ended June 30, 1997, and the Fund's audited financial statements for all other periods presented.

(1) This information was prepared using the average number of shares outstanding during each period.



(2) These amounts reflect the impact of a waiver of administrative fees of $82,000. Absent the waiver, net investment loss per share, total return and ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.09), $(.19) and $(.19) respectively, 14.83%, 14.37% and 14.37%, respectively, 1.7%, 2.4%
    and 2.4%, respectively, and (0.6)%, (1.4)% and (1.4)%, respectively.
(3) These amounts reflect the impact of a waiver of administration fees of $70,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.13), $(.31) and $(.31), respectively, 26.48%, 25.55% and 25.55, respectively, 1.8%, 2.5%
    and 2.5%, respectively, and (0.5)%, (1.3)% and (1.3)%, respectively.


(4) Total return measures the change in the value of an investment during each of the periods indicated. It does not include the impact of paying any applicable front-end or contingent deferred sales charge.


(5) Annualized for periods of less than one year.
(6) This disclosure, effective for the first time in 1996, has not been applied retroactively.
(7) Prior to September 3, 1997, this fund was called The Pasadena Fifty Nifty Fund.


                                         14, 15


                                                                 Phoenix-Engemann Global Growth Fund(7)
                              ------------------------------------------------------------------------------------------------------
                                                                                                                           Inception
                                                                                                                           (November
                                                                                                                           1, 1993)
                                      For the Six-Months Ended               For the Year Ended December 31,               through
                                            June 30, 1997       --------------------------------------------------------   December
                                             (Unaudited)                      1996                   1995        1994      31, 1993
                              ------------------------------------------------------------------------------------------------------
                               Class A    Class B    Class C    Class A     Class B(5)  Class C(5)  Class A    Class A     Class A
                              ---------  ---------  ---------   ---------   ---------   ---------   ---------  ---------   ---------


PER SHARE OPERATING
  PERFORMANCE:
  Net asset value,
    beginning of
    period . . . . . . . . .    $19.06     $19.04     $19.03      $17.27      $17.44      $17.88      $14.06      $11.18      $10.00
                             ---------  ---------  ---------   ---------   ---------   ---------   ---------   ---------   ---------

GAIN (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income
   (loss)(1) . . . . . . . .      (.04)      (.10)      (.07)        .03(2)     (.08)       (.04)        .24(2)      .10(2)   .01(2)

  Net realized and
   unrealized
   gain on
   investments . . . . . . .      2.92       2.89       2.87        3.55        1.82        1.34        3.11        2.78       1.17
                             ---------  ---------  ---------   ---------   ---------   ---------   ---------   ---------   --------

  Total gain from
    investment operations. .      2.88       2.79       2.80        3.58       1.74         1.30        3.35        2.88        1.18
                             ---------  ---------  ---------   ---------   ---------   ---------   ---------   ---------   ---------

LESS DISTRIBUTIONS:
  Net investment income. . .        --         --         --         .04          --       (.01)          --          --          --
  Capital gains. . . . . . .        --         --         --      (1.75)       (.14)       (.14)       (.14)          --          --
                             ---------  ---------  ---------   ---------   ---------   ---------   ---------   ---------   ---------
  Total distributions. . . .        --         --         --      (1.79)       (.14)       (.15)       (.14)          --          --
                             ---------  ---------  ---------   ---------   ---------   ---------   ---------   ---------   ---------
 Net asset value,
  end of period. . . . . . .    $21.94     $21.83     $21.83      $19.06      $19.04      $19.03      $17.27      $14.06      $11.18
                             ---------  ---------  ---------   ---------   ---------   ---------   ---------   ---------   ---------
                             ---------  ---------  ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL RETURN(3). . . . . . .    15.11%     14.65%     14.71%   21.77%(2)       9.98%       7.28%   23.84%(2)   25.76%(2)   11.80%(2)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (in
    thousands) . . . . . . .    $7,634     $2,197     $1,725      $7,654        $874        $106      $3,203        $141        $112
  Ratio of expenses
    to average
    net assets(4). . . . . .      2.0%       2.8%       2.8%       0.8%2        2.7%        2.7%     0.0%(2)     0.0%(2)     0.0%(2)
  Ratio of net
    investment income
    (loss) to average
    net assets(4). . . . . .    (0.4)%     (1.1)%     (1.1)%     0.1%(2)      (1.9)%      (1.6)%     1.4%(2)     0.8%(2)     0.8%(2)
  Portfolio turnover
    rate . . . . . . . . . .     93.1%      93.1%      93.1%      220.3%      220.3%      220.3%       29.0%      479.3%      215.8%
  Average commission
    rate paid per
    share(6) . . . . . . . .   $0.0150    $0.0150    $0.0150     $0.0301     $0.0301     $0.0301         N/A         N/A         N/A





-------------------
The table above provides condensed information concerning income and capital changes for one share of Phoenix-Engemann Global Growth Fund. Such information is based on the Fund's unaudited financial statements for the six-months ended June 30, 1997, and the Fund's audited financial statements for all other periods presented.

(1) This information was prepared using the average number of shares outstanding during each period.
(2) These amounts reflect the impact of a waiver of Manager fees of $62,438, $42,545, $2,784 and $410 for the periods ended December 31, 1996, 1995,
      1994 and 1993, respectively, and the Manager's reimbursement for income taxes of $13,109 during 1994. Absent the waivers and reimbursement, net investment income (loss) per share, total return (not annualized for the period ended December 31, 1993) and the ratios of expenses and net investment income (loss) to average net assets (annualized for the period ended December 31, 1993) would have been $(.21), 21.71%, 2.0% and (1.2)%, respectively, $(.15), 22.88%, 2.3% and (0.9)%, respectively, $(.21),
      14.40%, 10.4% (2.3% if only normal and recurring expenses are taken into account) and (1.7)%, respectively, and $(.03), 11.40%, 2.3% and (1.5)%, respectively, for the periods ended December 31, 1996, 1995, 1994, and 1993, respectively.
(3) Total return measures the change in the value of an investment during the period indicated and does not include the impact of paying any sales charge.
(4)   Annualized for periods of less than one year.
(5) The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold, September 18, 1996 and October 21, 1996, respectively.
(6) This disclosure, effective for the first time in 1996, has not been applied retroactively.
(7) Prior to September 3, 1997, this fund was called The Pasadena Global Growth Fund.


                                                                Phoenix-Engemann Small & Mid-Cap Growth Fund7
                                      ---------------------------------------------------------------------------------------------
                                                                                                                         Inception
                                                                                                                          (October
                                                                                                                          10, 1994)
                                           For the Six-Months Ended               For the Year Ended December 31,         through
                                               June 30, 1997             ---------------------------------------------    December
                                                (Unaudited)                              1996                  1995       31, 1994
                                      ---------------------------------------------------------------------------------------------
                                       Class A     Class B     Class C    Class A     Class B(5) Class C(5)   Class A     Class A
                                      ---------   ---------   ---------  ---------    ---------  ---------   ---------   ---------
PER SHARE OPERATING
  PERFORMANCE:
  Net asset value, beginning of
   period . . . . . . . . . . . . . .  $18.39      $18.35      $18.35      $14.90      $16.44     $17.99       $12.07      $10.00
                                      -------     -------     -------   ---------     -------    -------    ---------  ----------
 GAIN FROM INVESTMENT
    OPERATIONS:
  Net investment income (loss)(1) . .   (.15)       (.22)       (.22)    (.12)(2)       (.32)      (.29)       .22(2)       .07(2)
  Net realized and unrealized
    gain on investments. . . . . . .    2.70        2.68        2.68        7.45        2.43        .85         2.87        2.00
                                      -------     -------     -------   ---------     -------    -------    ---------  ----------

  Total gain from
   investment operations. . . . . . .    2.55        2.46        2.46        7.33        2.11        .56         3.09        2.07
                                      -------     -------     -------   ---------     -------    -------    ---------  ----------

LESS DISTRIBUTIONS:
  Net investment income . . . . . . .      --          --          --       (.28)          --         --        (.08)          --

  Capital gains . . . . . . . . . . .      --          --          --      (3.56)       (.20)      (.20)        (.18)          --
                                      -------     -------     -------   ---------     -------    -------    ---------  ----------

  Total distributions . . . . . . . .      --          --          --      (3.84)       (.20)      (.20)        (.26)          --
                                      -------     -------     -------   ---------     -------    -------    ---------  ----------

Net asset value, end of period. . . .  $20.94      $20.81      $20.81      $18.39      $18.35     $18.35       $14.90      $12.07
                                      -------     -------     -------   ---------     -------    -------    ---------  ----------
                                      -------     -------     -------   ---------     -------    -------    ---------  ----------

TOTAL RETURN(3) . . . . . . . . . . .  13.87%      13.41%       3.41%   52.37%(2)      12.84%      3.12%    25.68%(2)   20.70%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
   thousands). . . . . . . . . . . .  $15,137      $6,119      $3,353      $7,859      $1,480        $54       $1,742        $121


  Ratio of expenses to average
   net assets(4) . . . . . . . . . .     1.8%        2.5%        2.5%     1.1%(2)        2.6%       2.6%      0.0%(2)     0.0%(2)


  Ratio of net investment income
   (loss) to average net
   assets(4) . . . . . . . . . . . .   (1.6)%      (2.3)%      (2.3)%   (0.7)%(2)      (2.2)%     (2.2)%      1.5%(2)     2.6%(2)


  Portfolio turnover rate. . . . . .   176.2%      176.2%      176.2%      297.1%      297.1%     297.1%       121.4%      157.9%
   Average commission rate paid
   per share(6). . . . . . . . . . .  $0.0562     $0.0562     $0.0562     $0.0547     $0.0547    $0.0547          N/A         N/A




-------------------
The table above provides condensed information concerning income and capital changes for one share of Phoenix-Engemann Small & Mid-Cap Growth Fund. Such information is based on the Fund's unaudited financial statements for the six-months ended June 30, 1997, and the Fund's audited financial statements for all other periods presented.


(1) This information was prepared using the average number of shares outstanding during each period.
(2) These amounts reflect the impact of a waiver of Manager fees of $18,499, $13,443, and $585 for the periods ended December 31, 1996, 1995 and 1994, respectively, and the Manager's reimbursement for income taxes of $6,654 during 1994. Absent the waivers and reimbursement, net investment income
       (loss) per share, total return (not annualized for the period ended December 31, 1994) and the ratios of expenses and net investment income
       (loss) to average net assets (annualized for the period ended
       December 31, 1994) would have been $(0.25), 51.35%, 1.9% and (1.4)%, respectively, $(.11), 23.40%, 2.3% and (0.8)%, respectively, and $(.01),
       15.10%, 22.1% (2.3% if only normal and recurring expenses are taken into account) and (0.4)%, respectively, for the periods ended December 31, 1996, 1995 and 1994, respectively.

(3) Total return measures the change in the value of an investment during the period indicated and does not include the impact of paying any applicable front-end or contingent deferred sales charge. Total return for the periods ended December 31, 1994 (Class B and Class C shares only) and December 31, 1995 have not been annualized.
(4)    Annualized for periods of less than one year.
(5) The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold, September 18, 1996 and October 8, 1996, respectively.
(6) This disclosure, effective for the first time in 1996, has not been applied retroactively.
(7) Prior to September 3, 1997, this fund was called The Pasadena Small & Mid-Cap Growth Fund.


                                                       Phoenix-Engemann Value 25 Fund5
                                              ---------------------------------------------
                                                                                Inception
                                                                                (December
                                                                                17, 1996)
                                                                                 through
                                                       For the Six-Months Ended  December
                                                           June 30, 1997         31, 1996
                                                            (Unaudited)        (Unaudited)
                                              ---------------------------------------------
                                               Class A    Class B(4)  Class C(4)    Class A
                                              ---------   ----------  ----------  ---------

PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning
   of period. . . . . . . . . . . . . . .      $  10.21    $  10.39    $  10.39    $  10.00

GAIN FROM INVESTMENT OPERATIONS:
  Net investment income(1)                          .08          --          --          --
  Net realized and unrealized
   gain on investments. . . . . . . . . .          1.26        1.13        1.13         .21
                                               --------    --------    --------    --------

 Total gain from investment
  operations . . . . . . . . . . .  . . .          1.34        1.13        1.13         .21
                                               --------    --------    --------    --------

LESS DISTRIBUTIONS:
  Net investment income . . . . . . . . .         (.04)       (.03)       (.03)          --
                                               --------    --------    --------    --------
  Total distributions. . . . . .  . . . .         (.04)       (.03)       (.03)          --
                                               --------    --------    --------    --------

Net asset value, end of period. . . . . .      $  11.51    $  11.49     $ 11.49    $  10.21
                                               --------    --------    --------    --------
                                               --------    --------    --------    --------

TOTAL RETURN(2) . . . . . . . . . . . . .        13.12%      10.86%      10.86%       2.10%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
  (in thousands) . . . .. . . . . . . . .      $ 13,126     $ 5,540     $ 1,863        $487
  Ratio of expenses to average net
   assets(3). . . . . . . . . . . . . . .          1.8%        2.5%        2.5%        1.8%
  Ratio of net investment income to
   average net assets(3). . . . . . . . .          1.4%        0.6%        0.6%        1.2%
  Portfolio turnover rate . . . . . . . .         33.1%       33.1%       33.1%        0.0%
  Average commission rate paid
   per share. . . . . . . . . . . . . . .       $0.0602     $0.0602     $0.0602     $0.0600



-------------------
The table above provides condensed information concerning income and capital changes for one share of Phoenix-Engemann Value 25 Fund. Such information is based on the Fund's unaudited financial statements for the six-months ended June 30, 1997 and the Fund's unaudited financial statements for the period ended December 31, 1996.

(1) This information was prepared using the average number of shares outstanding during each period.
(2) Total return measures the change in the value of an investment during the period indicated and does not include the impact of paying any sales charge.
(3)   Annualized.
(4) The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold (January 9, 1997).
(5)   Prior to September 3, 1997, this fund was called The Pasadena Value 25
      Fund.

COMPARISON OF CLASSES. The following table compares certain aspects relating to the purchase of shares of the three Classes:


                                         Class A                       Class B                Class C
 ___________________
Sales Charges . . . . . .         Initial sales charge            CDSC of 5% to 3%        No initial sales
                                  at time of investment           applies to any          charge; CDSC of
                                  of up to 5.50%,                 shares redeemed         1% applies to any
                                  depending on amount             within the first        shares of each of
                                  of investment.                  four years              the Global Growth,
                                                                  following their         Small & Mid-Cap
                                  On investments of               purchase; no            Growth and Value
                                  $1 million or more,             CDSC after four         25 Funds redeemed
                                  no initial sales                years.                  within the first
                                  charge.                                                 year.

12b-1 Distribution Fee .          None.                           0.75% each year         0.75% each year.
                                                                  for the first           No conversion to
                                                                  six years.  At          Class A shares.
                                                                  the beginning
                                                                  of the  seventh
                                                                  year, Class B
                                                                  shares convert
                                                                  automatically to
                                                                  Class A shares
                                                                  (with no sales
                                                                  charge).

Service Fee . . . . . . .         0.25% each year.                0.25% each year.        0.25% each year.

                          INVESTMENT OBJECTIVES AND POLICIES

    INVESTMENT OBJECTIVES AND STRATEGIES. The investment objective of each of the Growth Fund, the Nifty Fifty Fund, the Global Growth Fund and the Small & Mid-Cap Growth Fund is long-term growth of capital. The investment objective of the Balanced Return Fund is to maximize a total investment return consistent with reasonable risk. The investment objective of the Value 25 Fund is to provide substantial dividend income and long-term growth of capital.

    The investment objective for each Fund is "fundamental," meaning that it will not be changed without the approval of a majority of that Fund's voting securities, as defined in the 1940 Act. There is, of course, no assurance that any of the Funds will achieve its investment objective, although each Fund will always follow the investment strategies discussed below.

    THE GROWTH FUND. The Growth Fund emphasizes the purchase of common stocks of domestic corporations with rapidly growing earnings per share. Some of the companies in its portfolio may be unseasoned, although others may be well-known and established. Many of the companies in the Growth Fund's portfolio may have a small capitalization (i.e., less than $500 million). The Growth Fund also invests in stocks of companies that, although not growing rapidly, are undervalued by other criteria of their fundamental net worth in the opinion of the Manager. The volatility of its investment portfolio is likely to be greater than that of the Standard & Poor's 500 Stock Index and greater than that of the Balanced Return Fund. For this reason, the net asset value per share of the Growth Fund may fluctuate substantially, and the Fund may not be appropriate for short-term investors. Dividend and interest income received from portfolio securities is largely incidental.

    The Growth Fund's investments may also include preferred stocks, warrants, convertible debt obligations and other debt obligations that, in the Manager's opinion, offer the possibility of capital appreciation over the course of approximately two or more years because of the timing of such investments. In addition to the interest received from such debt instruments, if interest rates fall these instruments are likely to increase in value. Conversely, if interest rates rise a decrease in value can be expected. The Growth Fund does not, however, anticipate investing a significant portion of its total assets in such instruments.

    The debt obligations which may be acquired by the Growth Fund include direct and indirect obligations of the U.S. Government and its agencies, states and municipalities and their agencies, or corporate issuers. Any corporate debt obligations in which the Growth Fund may invest must be rated at least BBB or Baa or better by national agencies, or, if unrated, are, in the Manager's opinion, of equivalent investment quality. Securities which are rated "BBB" or "Baa" are generally regarded as having an adequate capacity to pay interest and repay principal in accordance with the terms of the obligation, but may have some speculative characteristics. In addition, such securities are generally more sensitive to changes in economic conditions than securities rated in the higher categories, which tend to be more sensitive to interest rate changes. In the event that the rating for any security held in the Growth Fund's portfolio drops below "BBB" or "Baa," such change will be considered by the Fund's Manager in evaluating the overall composition of the Fund's portfolio. See the Appendix in the Statement of Additional Information.


    THE NIFTY FIFTY FUND. The Nifty Fifty Fund seeks its objective through investment in approximately 50 different securities which the Manager believes represent the best potential to achieve long-term growth of capital. Dividend and interest income to be received from portfolio securities is largely incidental.

    Under normal market conditions, it is expected that at least 75% of the Nifty Fifty Fund's assets will be invested in common stocks of high-quality growth companies (i.e., companies which generally exceed $50 million in annual net income) which, at the time of investment, would satisfy the applicable listing requirements of the New York Stock Exchange with respect to demonstrated earning power, years in operation, number of publicly held shares, and net tangible assets.

    It is expected that the remaining portion of the Nifty Fifty Fund's investment portfolio will be invested in common stocks of corporations with rapidly growing earnings per share or in common stocks of corporations that are believed to be undervalued by other criteria used by the Manager. Some of these companies may be unseasoned, although others may be well-known and established. Many of the companies in this portion of the Nifty Fifty Fund's investment portfolio may be considered small (i.e., less than $50 million in annual net income), and the volatility of price movements of these securities and, accordingly, the Fund's investment portfolio as a whole is likely to be greater than that of the Standard & Poor's 500 Stock Index. For this reason, the net asset value per share of the Nifty Fifty Fund may also fluctuate substantially, and the Fund may not be appropriate for short-term investors.

    While the Nifty Fifty Fund anticipates being fully invested at all times, except for temporary defensive purposes, it may for short periods of time have more or less than 50 different securities while it is establishing or eliminating a particular position.

    The Nifty Fifty Fund may invest in the securities of companies listed on any exchange or traded in the over-the-counter market, and is expected to invest principally in common stocks. The Fund's investments may also include a limited extent preferred stocks, warrants, and convertible debt obligations, if deemed appropriate by the Manager in meeting the Fund's objective.


    THE BALANCED RETURN FUND. The Balanced Return Fund seeks to achieve its investment objective through a balanced approach using moderate asset allocation by its Manager through investments in high-quality growth companies and U.S. Government securities.

    The Manager will shift its emphasis among equity and debt investments, as well as among various industry sectors, as it may determine based upon financial trends and changes in economic and market conditions. The balance between equities and U.S. Government securities at any time will be within the Manager's sole discretion. Under normal market conditions, the Fund expects to maintain at least 25% of its net assets in U.S. Government securities.

    While the Manager considers both the opportunity for gain and the risk of loss in making investments, its intention is to provide capital appreciation from equities, balanced by income and capital preservation from U.S. Government securities, to achieve less volatility than a portfolio consisting solely of equity securities. Using a balance of equities and U.S. Government securities, the Fund is expected, in the long run, to entail less investment risk and volatility (and potentially less investment return) than a mutual fund investing exclusively in common stocks. Of course, all fixed-income securities, like common stocks, are subject to market risk, and will fluctuate in value.

    The Balanced Return Fund is a more conservatively managed fund than the other Funds, and the Manager anticipates that the volatility of price movement of the equity securities in its investment portfolio generally will be less than that of the securities in the Standard & Poor's 500 Stock Index. Although the Balanced Return Fund generally will invest in the stocks of more well-established companies with larger capitalization, many of which will be listed on the New York Stock Exchange, it may also invest in the securities of companies listed on any exchange or traded in the over-the counter market.


    THE GLOBAL GROWTH FUND. The Global Growth Fund seeks to achieve its investment objective through investments in a diversified portfolio of marketable securities of issuers which are organized or domiciled in the United States and in foreign countries. Dividend or interest income will be incidental to any investment decision.

    In seeking growth of capital, the Global Growth Fund follows a global investment strategy of investing primarily in the equity securities of U.S. and foreign companies which may be traded in securities markets located throughout the world. This global investment approach seeks to take advantage of the growing investment opportunities created by a global economy that has become more highly integrated in economic, industrial and financial terms, resulting in an increase in growth stocks from developed and developing countries worldwide. For these purposes, the

Global Growth Fund defines an emerging or developing country as having an economy and market that are or would be considered by the World Bank or the United Nations to be emerging or developing.



    The Global Growth Fund will under normal market conditions invest at least 65% of its total assets in securities of companies located in at least three different countries, one of which typically will be the United States. The Global Growth Fund is not required to maintain any particular geographic or currency mix of its investments, and there is no limitation or requirement on the percentage of its assets which may be invested in securities of companies domiciled in any one country. Historically, the Global Growth Fund has invested a substantial percentage of its assets in companies organized or domiciled in the United States, although it may at times invest up to 100% of its total assets in securities principally traded in securities markets outside the United States. In unusual market circumstances when the Manager believes that foreign investing may involve undue risks, up to 100% of the Global Growth Fund's total assets may be invested temporarily in securities of issuers organized or domiciled in the United States. Securities of foreign issuers may be owned by the Global Growth Fund through the purchase of Depositary Receipts (e.g., American, European, Global, Continental, etc.), which are traded in the United States securities markets or foreign markets and denominated in U.S. dollars or foreign currencies. The Global Growth Fund may invest up to 100% of its total assets in Depositary Receipts.

    Although the Global Growth Fund intends to primarily invest in securities of companies located in developed countries, the Fund reserves the right to invest in emerging or developing countries without limitation. Emerging or developing countries may have relatively unstable governments, economies based on only a few industries, and less developed securities exchanges or markets which trade a small number of securities. Although prices on these exchanges tend to be volatile, in the past they have offered greater potential for gain, as well as loss, than exchanges in developed countries. It is possible that certain Global Growth Fund investments could be subject to foreign expropriation or exchange control restrictions. See "Risk Considerations."


    In analyzing companies for investment, the Manager generally will look for one or more of the following characteristics: above-average earnings growth potential; predictable and sustainable earnings growth; high profitability; strength of management; overall financial strength; significant competitive advantages; dominant market share; and where possible, limited regulation - all in relation to the prevailing prices of the securities of such companies. When appropriate, the Global Growth Fund may invest in new issues that the Manager believes offer good long-term investment prospects or an opportunity for immediate price appreciation.

    The Global Growth Fund is permitted to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity.


    At times the Manager may judge that conditions in the international securities markets make pursuing the Global Growth Fund's basic investment strategy inconsistent with the best interests of the Global Growth Fund's shareholders. At such times the Manager may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Global Growth Fund's assets. In implementing these "defensive" strategies, the Global Growth Fund may invest solely in equity securities traded primarily in U.S. markets, or in domestic or foreign debt securities, preferred stocks, cash or money market instruments, or in other securities the Manager considers to be consistent with such defensive strategies. It is impossible to predict when, or for how long, the Global Growth Fund will use these alternative strategies.


    The Global Growth Fund is designed for long-term investors who can accept international investment risk. The Global Growth Fund's share price will reflect the price movements of the different securities markets in which it is invested as well as the currencies in which its investments are denominated. The strength or weakness of the U.S. dollar against foreign currencies also may account for part of the Global Growth Fund's investment performance. As with any long-term investment, the value of the Global Growth Fund's shares when sold may be higher or lower than when they were purchased. Because of the Global Growth Fund's global investment policies and the investment considerations discussed above, investment in shares of the Global Growth Fund should not be considered a complete investment program.

    THE SMALL & MID-CAP GROWTH FUND. The Small & Mid-Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of those small to mid-capitalized companies that the Manager believes may be the leading companies of tomorrow. The Small & Mid-Cap Growth Fund will select its portfolio investments primarily from among U.S. and foreign companies and will emphasize companies with market capitalizations below $1.5 billion; under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that are in that market capitalization range at the time of purchase. Depending upon market conditions, the remaining portion of the Fund's investment portfolio (up to 35% of its total assets) will be invested in a similar manner or in the equity securities of companies that, at the time of investment, have a larger market capitalization. The Small & Mid-Cap Growth Fund may continue to hold its investment in a company whose capitalization subsequently increases to $1.5 billion or more if the company continues to satisfy the Fund's other investment policies. When appropriate, the Small & Mid-Cap Growth Fund may invest in new issues that the Manager believes offer good long-term investment prospects or an opportunity for immediate price appreciation.

    The Small & Mid-Cap Growth Fund emphasizes the purchase of equity securities of companies with rapidly growing earnings per share. The Fund also invests in companies that, although not growing rapidly, are undervalued by other criteria compared to the Manager's opinion of their fundamental net worth.


    The Small & Mid-Cap Growth Fund may invest in the securities of companies listed on any exchange or traded in the over-the-counter market, and is expected to invest principally in common stocks. The Fund's investments may also include other types of securities with equity characteristics such as preferred stocks, warrants, options on stocks and stock indices, and convertible debt obligations that, in the Manager's opinion, offer the possibility of capital appreciation over the course of approximately two or more years because of the timing of such investments. The Small & Mid-Cap Growth Fund does not, however, anticipate investing a significant portion of its total assets in such instruments. Convertible debt instruments pay interest but are more interest rate sensitive: if interest rates fall these instruments are likely to increase in value. Conversely, if interest rates rise a decrease in value can be expected.
Dividend and interest income received from portfolio securities is largely incidental.


    Except for temporary defensive purposes and its investments in convertible debt securities described above, the Small & Mid-Cap Growth Fund will not under normal market conditions invest in debt securities. While the Fund primarily emphasizes investments in U.S. companies, it can invest up to 50% of its total assets in securities of foreign companies (directly or through Depositary Receipts) which meet the same criteria applicable to domestic investments.


    Because prices of common stocks and other securities fluctuate, the value of an investment in the Small & Mid-Cap Growth Fund will vary, based upon the Small & Mid-Cap Growth Fund's investment performance. The volatility of the Small & Mid-Cap Growth Fund's investment portfolio is likely to be greater than that of the Standard & Poor's 500 Stock Index. For this and other reasons described below in "Investment Policies" and "Risk Considerations," the net asset value per share of the Small & Mid-Cap Growth Fund may fluctuate substantially, and the Small & Mid-Cap Growth Fund may not be appropriate for short-term investors.


    THE VALUE 25 FUND. The Value 25 Fund seeks to achieve its investment objective through investments in securities which its Manager believes offer the best potential for current dividend yield and long-term growth of capital.

    Under normal conditions at least 80% of the Value 25 Fund's total assets will be invested in common stocks of approximately twenty-five companies demonstrating high dividend yield and quality earnings. The average market capitalization of the stocks included will generally be in excess of $1 billion. In selecting the twenty-five stocks, the Manager uses a proprietary quantitative approach to identify the highest yielding stocks that fit the Fund's criteria and then selects from this group of stocks that it believes offer the best investment promise. The Manager generally will look for one or more of the following characteristics: established operating history; adequate dividend coverage; and sound balance sheet and other financial characteristics.


    It is expected that the remaining portion of the Value 25 Fund's investment portfolio will be invested in similar stocks or in common stocks with the potential for capital appreciation, but the Manager may invest those assets in other equity securities that the Manager believes have favorable prospects. The Value 25 Fund may also purchase foreign securities, convertible stocks and bonds, and warrants when considered consistent with the Value 25 Fund's investment objective.




OTHER INVESTMENT PRACTICES WITH SPECIAL RISKS


    Certain investment practices which may be used by one or more of the Funds involve special risks.

    FOREIGN SECURITIES.

    The Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund and the Value 25 Fund may occasionally purchase foreign securities (typically less than 5% of its assets.) The Small & Mid-Cap Growth Fund may invest up to 50% of its assets, and the Global Growth Fund may invest up to 100% of its assets in foreign securities that are listed on a principal foreign securities exchange or over-the-counter market, or that are represented by Depositary Receipts (e.g., American, European, Global, Continental, etc.) listed on a domestic securities exchange, or are traded in the domestic over-the-counter market.

    Because foreign securities are normally denominated and traded in foreign currencies, the value of the assets of a Fund may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and the information that is available may not be of the same quality. Foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.



    In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, limitations on the removal of securities or other assets, confiscatory taxation, political, social or financial instability, and diplomatic developments which could affect the value of a Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those foreign countries, and special tax considerations apply to foreign securities, including withholding of foreign taxes on dividends and interest paid with respect to a Fund's portfolio investments in such countries. These risks may be enhanced for investments in emerging or developing countries.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

    Each Fund (except the Growth Fund, the Nifty Fifty Fund and the Balanced Return Fund) may engage in various foreign currency exchange transactions to protect itself against adverse changes in exchange rates. These Funds may engage in foreign currency exchange transactions both in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect itself against changes in the value of specific portfolio positions ("position hedging"). However, because of the long-term nature of each Fund's investments, it is not likely that a Fund regularly will engage in these types of transactions. Accordingly, any such transactions may be limited and there can be no assurance that even if utilized, they will be successful.

    Transaction hedging is designed to protect against a change in foreign currency exchange rates between the date on which a Fund contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. Each Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

    If conditions warrant, each of the Global Growth Fund, the Small & Mid-Cap Growth Fund and the Value 25 Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. For transaction hedging purposes each Fund may also purchase or sell exchange-listed and over-the-counter put and call options on foreign currency futures contracts and on foreign currencies.

    Position hedging is intended to protect against a decline relative to the U.S. dollar in the value of the currencies in which a Fund's portfolio securities are denominated or quoted (or against an increase in the value of the currencies in which the securities a Fund intends to buy are denominated, when such Fund holds cash or short-term investments). For position hedging purposes, each Fund may purchase or sell foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or in over-the-counter markets. In connection with position hedging, each Fund may also purchase or sell foreign currency on a spot basis.

    A Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency, and may at times not involve currencies in which its portfolio securities are then denominated. The Manager will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a Fund. Cross hedging transactions by a Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

    Hedging transactions involve costs and may result in losses. Each Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Manager, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. There is no assurance that appropriate foreign currency exchange transactions will be available with respect to all currencies in which such Fund's investments may be denominated. Each Fund's ability to engage in hedging transactions also may be limited by tax considerations, and such Fund's hedging transactions may affect the character or amount of such Fund's distributions.

    A more detailed explanation of foreign investments and foreign currency exchange transactions, and the risks and special tax considerations associated with them, is included in the Statement of Additional Information.


    OPTIONS.  Each of the Global Growth Fund and the Small & Mid-Cap Growth
Fund may buy and sell put and call options for hedging purposes, and may also seek to increase its return by writing covered put and call options on securities it owns or in which it may invest. A Fund receives a premium from writing a put or call option, which increases such Fund's return if the option expires unexercised or is closed out at a net profit. When a Fund writes a call option, it gives up the opportunity to profit from any increase in the price of the underlying security above the exercise price of the option and the premium received; when it writes a put option, a Fund takes the risk that it will be required to purchase the underlying security from the option holder at a price above the current market price of the security and the premium received. A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The aggregate value of the securities underlying options may not exceed 25% of a Fund's assets. Each Fund's use of these strategies also may be limited by applicable law.

    OPTIONS ON SECURITIES INDICES AND PUT AND CALL WARRANTS.  Each of the
Global Growth Fund and the Small & Mid-Cap Growth Fund, and to a limited extent, the Value 25 Fund may buy and sell options on domestic and foreign securities indices for hedging purposes. A securities index represents a numerical measure of the changes in value of the securities comprising the index. An option on a securities index gives the holder the right, in return for the premium paid for the option, to buy (in the case of a call option) or sell (in the case of a put option) units of a particular index at an agreed price during the term of the option. The holder of the option does not receive the right to take or make delivery of the actual securities making up the index, but has the right instead to receive a cash settlement amount based on the change, if any, in the value of the index during the term of the option.

    Depending on the change in the value of the underlying index during the term of the option, the holder may either exercise the option at a profit or permit the option to expire worthless. For example, if a Fund were to sell a call option on an index and the value of the index were to increase during the term of the option, the holder of the index would likely exercise the option and receive a cash payment from such Fund. If, on the other hand, the value of the index were to decrease, the option would likely expire worthless, and such Fund would realize a profit in the amount of the premium received by it when it sold the option (less any transaction costs). Each Fund will only purchase or sell options on a securities index to the extent that it holds securities in its portfolio whose price changes, in the Manager's judgment, should correlate closely with changes in the index. No Fund will purchase or sell options on securities indices if as a result the sum of the premiums paid and premiums received by a Fund on outstanding options would exceed 5% of such Fund's total assets.

    Each of the Global Growth Fund, Small & Mid-Cap Growth Fund and Value 25 Fund may also purchase put and call warrants issued by banks and other financial institutions, whose values are based on the values from time to time of one or more foreign securities indices. Each Fund's use of such warrants would be similar to its use of options on securities indices.

    SECURITIES LOANS AND FORWARD COMMITMENTS. Each Fund may lend portfolio securities amounting to not more than 25% of its total assets to broker-dealers, so long as they are fully collateralized at all times. This may involve some risk to a Fund because the other party might default on its obligation, which would cause such Fund to be delayed or prevented from recovering the collateral. Each Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines before the settlement date.

    SPECIAL SITUATIONS. Each Fund (except the Global Growth Fund) may invest in special situations which the Manager believes present opportunities for capital growth. A special situation arises when, in the opinion of the Manager, the securities of a particular company will, within a reasonable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others, the following: liquidations, reorganizations, recapitalizations, mergers or tender offers; material litigation or resolution thereof; technological breakthroughs; and new management or management policies.

DIVERSIFICATION

    The Nifty Fifty Fund and the Value 25 Fund are each a diversified mutual fund. However, because each such Fund's portfolio may contain securities of a limited number of companies, each Fund may be more sensitive to changes in the market value of a single issuer or industry in its portfolio and therefore may present a greater risk than is usually associated with a more widely diversified mutual fund.



GENERAL RISK CONSIDERATIONS

    Because prices of common stocks and other securities fluctuate, the value of an investment in each Fund will vary, based upon each Fund's investment performance. Each Fund attempts to reduce its overall exposure to risk from declines in individual securities by spreading its investments over different companies and a variety of industries.

    Like any investment program, an investment in any Fund entails certain inherent risks. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Investments in debt securities are also exposed to interest rate risk -- i.e., fluctuations in the market value of bonds due to changing interest rates.


DERIVATIVES

    The Funds (except the Growth Fund, the Nifty Fifty Fund and the Balanced Return Fund) may use derivatives to complement their basic investment strategy. These derivatives include foreign currency exchange instruments, and options on securities indices. These instruments and their rates are described in this Prospectus. These derivatives do not exhibit extreme sensitivity to interest rates and are commonly used by investment professionals. No Fund will invest more than 5% of its total assets in these securities.

SPECIAL SITUATIONS


    A Fund's investment in special situations often involves much greater risk than is inherent in ordinary investment securities due to the often unusual circumstances surrounding each special situation.

SMALL CAP AND UNSEASONED COMPANIES

    A Funds' investment in small cap or unseasoned companies carries more risk than investments in larger or more established companies. Reliance by small cap or unseasoned companies on limited product lines, management, markets, financial resources and other factors may make them more susceptible to market or economic setbacks or downturns. Also, the securities of small cap or unseasoned companies may trade less frequently and in limited volume, and only in the over-the-counter market or a regional securities exchange. As a result, the stock prices of small cap or unseasoned companies may be particularly volatile.

INVESTMENT POLICIES

    In addition to the investment criteria described above, the Funds will follow the investment policies set forth below which, unless otherwise indicated as an operating policy, are fundamental policies that may not be changed without prior shareholder approval as defined in the 1940 Act. References below to certain percentages of a Fund's total assets mean the total assets at the time the percentage is determined.

    (a)  DIVERSIFICATION OF INVESTMENTS.

    With respect to at least 75% of each Fund's total assets, a Fund will not invest more than 5% of its total assets in the securities of any one issuer, other than obligations either issued or guaranteed by the U.S. Government or its agencies or instrumentalities. This limitation does not apply with respect to the remaining 25% of a Fund's total assets (except that neither the Growth Fund nor the Balanced Return Fund will invest more than 10% of its total assets in any one non-U.S. Government issuer).


    (b)  NO CONCENTRATION OF INVESTMENTS IN A SINGLE INDUSTRY.

    Each Fund will not invest more than 25% of its total assets in the securities of issuers in any one industry.

    (c)  LIMITATION ON PERCENTAGE OWNERSHIP OF AN ISSUER.

    With respect to at least 75% of each Fund's total assets, a Fund will not acquire more than 10% of the outstanding voting securities or of any one class of securities of any one issuer. This limitation does not apply with respect to the remaining 25% of a Fund's assets (except for the Growth Fund and the Balanced Return Fund which will apply this limitation to 100% of their assets; and the holdings by the other Funds in the same issuer will be included for purposes of this limitation).

    (d)  SPECIAL SITUATIONS.

    As a matter of operating policy investments by the Small & Mid-Cap Growth Fund and the Value 25 Fund in special situations may not exceed 35% of each Fund's total assets and investments by the Growth Fund, the Balanced Return Fund and the Nifty Fifty Fund in special situations may not exceed 30% of each Fund's total assets; such investments by the Balanced Return Fund and the Nifty Fifty Fund are subject to the aggregate limitations referred to below.

    (e)  UNSEASONED COMPANIES.

    As a matter of operating policy, the Funds may invest to a limited extent in securities of unseasoned companies and new issues. The Manager regards a company as unseasoned when, for example, it is relatively new to or not yet well established in its primary line of business. In order to avoid undue risks, a Fund will not invest more than 5% of its total assets in securities of any one company with a record of fewer than three years' continuous operation (including that of predecessors). Investments by the Nifty Fifty Fund and the Balanced Return Fund in the securities of unseasoned companies may not exceed 5% and 30% respectively, of each Fund's total assets, subject to the aggregate limitations referred to below.


    (f)  WARRANTS.

    As a matter of operating policy, each Fund will not invest more than 5% of its net assets in warrants, subject to the restriction that not more than 2% may be in warrants not listed on the New York or American Stock Exchanges. While any warrants purchased by a Fund have a readily determined market value which will generally move in correlation with the market price of the underlying equity security, warrants nevertheless become worthless if they are not sold or exercised prior to their designated expiration date.

    (g)  TEMPORARY DEFENSIVE INVESTMENTS.

    From time to time, depending on the Manager's analysis of market and other considerations, all or part of the assets of a Fund may be held in cash and short-term money market instruments, including obligations of the U.S. Government, high quality commercial paper, certificates of deposit, bankers' acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. All such investments will be made for temporary defensive purposes to protect against the erosion of capital and pending investment in other securities. Under a repurchase agreement, a Fund acquires a U.S. Government security from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans by a Fund. In any repurchase transaction in which a Fund engages, such Fund's position during the entire term of the repurchase agreement will be fully collateralized. If the seller defaults on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

    (h)  INVESTMENT IN OTHER INVESTMENT COMPANIES.

    As a matter of operating policy, each Fund may invest in securities issued by other investment companies, including, in the case of the Global Growth, Small & Mid-Cap Growth and Value 25 Funds, investment companies which principally invest in securities of foreign issuers, within the limits contained in the 1940 Act. Pursuant to such limits, a Fund currently may not invest in such securities if, at the time of purchase, (i) more than 5% of the Fund's total assets are invested in any one investment company, (ii) more than 3% of the total voting stock of any one investment company is owned by the Fund, and
(iii) more than 10% of the Fund's total assets are in the aggregate invested in such investment companies.

    (i)  OTHER INVESTMENT RESTRICTIONS.

    The investments by the Balanced Return Fund and the Nifty Fifty Fund in securities of foreign companies, special situation and unseasoned companies may not in the aggregate exceed 35% of each Fund's total assets.

    Each Fund has adopted additional restrictions, both fundamental and operating, that prohibit or restrict certain investments or practices, including the purchase of illiquid securities, prohibiting the purchase of securities of issuers in which officers or trustees of the Trust or the Manager have certain interests, and the borrowing of not more than 20% of its total assets (5% for the Growth Fund, the Balanced Return Fund, and the Nifty Fifty Fund) for temporary or emergency purposes only. These additional restrictions are described in the Statement of Additional Information under "Investment Objective and Policies."

    Each Fund has reserved the right, if approved by the Board of Trustees, to convert in the future to a "feeder" fund which would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions as currently exist for the respective Fund. Prior notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

    PORTFOLIO TURNOVER.

    Each Fund may purchase and sell securities without regard to the length of time the security is to be held or has been held, subject to a limit in the Internal Revenue Code of 1986, as amended (the "Code") on the amount of income that may be realized on the sale of assets held for less than 3 months. This factor, together with the adjustment of the investment portfolio whenever deemed advisable, may, from time to time, result in a relatively high rate of portfolio turnover. (The portfolio turnover rate is computed by dividing the lesser of total purchases or proceeds of sales effected during the period, excluding short-term securities, by the monthly average of the value of portfolio securities during that period.) The annual portfolio turnover rate for the Global Growth Fund is expected to be 20%-100%. The annual portfolio turnover rate for the Small & Mid-Cap Growth Fund is not expected to exceed 150%. The annual portfolio turnover rate for the Value 25 Fund is not expected to exceed 200%. However, from time to time, the annual portfolio turnover rate for each Fund may be higher than these projections. High portfolio activity increases a Fund's transaction costs, including brokerage commissions. See "Financial Highlights" above.

                          ALTERNATIVE PURCHASE ARRANGEMENTS

    Each Fund offers investors three Classes of shares which bear sales and distribution charges in different forms and amounts:

    CLASS A SHARES. An investor who purchases Class A shares pays an up-front sales charge at the time of purchase of up to 5.50% of the public offering price per share. Certain purchases of Class A shares may also qualify for reduced sales charges, and purchases of $1 million or more are made at net asset value with no sales charge. Class A shares are not subject to any charges when they are redeemed, nor are they subject to a 12b-1 distribution fee. Accordingly, Class A shares pay correspondingly higher dividends per share, to the extent any dividends are paid, than Class B shares or Class C shares. However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all of their funds invested initially and, therefore, would initially own fewer shares. See "Purchase of Shares - Initial Sales Charge Alternative -- Class A Shares."

    CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 5% if redeemed within four years of purchase. Class B shares are subject to a 12b-1 distribution fee at the annual rate of 0.75% of the average net assets attributable to the Class B shares. Class B shares will automatically convert into Class A shares, based on relative net asset values, at the beginning of the seventh year after purchase. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion into Class A shares which do not pay a 12b-1 distribution fee) will have a higher expense ratio and pay lower dividends than Class A shares due to the Class B 12b-1 distribution fee. Phoenix Equity Planning Corporation (the "Distributor") will pay out of its own resources to the selling dealer a commission equal to 4.25% of the amount of the purchase. See "Purchase of Shares - Deferred Sales Charge Alternative -- Class B Shares."

    CLASS C SHARES. Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% if redeemed within one year of purchase (CDSC applicable to the Global Growth, Small & Mid-Cap Growth and Value 25 Funds
only). Class C shares are subject to a 12b-1 distribution fee at the annual rate of 0.75% of the average net assets attributable to the Class C shares. Class C shares have no conversion feature, and therefore purchasers of Class C shares should expect to pay the 12b-1 distribution fee for as long as the shares are owned. The distribution fee paid by Class C shares will cause them to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than Class A shares. The Distributor will pay out of its own resources to the selling dealer a commission equal to 1% of the amount of the purchase. See "Purchase of Shares - Pay-As-You-Go Alternative -- Class C Shares."

    WHICH PURCHASE ARRANGEMENT IS BETTER FOR YOU?   The decision as to which
Class of shares provides a more suitable investment for a particular investor depends on a number of factors, including the amount and intended length of the investment, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of a Fund, and other circumstances. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for at least seven years might consider Class B shares. Investors who prefer not to pay an initial sales charge and who are not sure of their intended holding period might consider Class C shares. To assist investors in making this determination, the tables under the caption "Expense and Fee Tables" show examples of the charges applicable to each Class of each Fund. Selling dealers and sales personnel may receive different compensation depending on which Class of shares they sell.


                                  PURCHASE OF SHARES

    GENERAL

    Shares of the Funds are offered continuously for purchase through investment dealers at the public offering price next determined after a purchase order in proper form is received by Boston Financial Data Services, Inc. (the "Sub-Transfer Agent"), the Fund, or another authorized agent or subagent of the Fund. The public offering price is effective for orders received by the Sub-Transfer Agent, the Fund, or another authorized agent or subagent of the Fund, prior to the time of the next determination of the applicable Fund's net asset value. Orders received after the time of the next determination of the applicable Fund's net asset value will be entered at the next calculated public offering price. WHEN PURCHASING SHARES OF A FUND, YOU MUST SPECIFY WHETHER YOU WISH TO PURCHASE CLASS A, CLASS B OR CLASS C SHARES. An unspecified purchase order will be considered an order for Class A shares.

    The public offering price per share is equal to the net asset value per share, plus a sales charge in the case of Class A Shares as described below. Reduced sales charges apply to quantity purchases of Class A shares made at one time by (i) an individual, (ii) members of a family (I.E., an individual, spouse and children or grandchildren under age 21), or (iii) a trustee or fiduciary of a single trust estate or a single fiduciary account. (See also "Rights of Accumulation" below.) For Class B shares and Class C shares, the public offering price is equal to the net asset value per share with no initial sales charge.

INITIAL SALES CHARGE ALTERNATIVE - CLASS A SHARES

    The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value per share plus a sales charge depending upon the amount purchased, as described in the following table.



                                                      SALES CHARGE AS PERCENTAGE OF
                                                           PUBLIC       NET      DEALER COMMISSION

AMOUNT OF PURCHASE                                         OFFERING    AMOUNT    AS PERCENTAGE OF

AT THE                                                     PRICE      INVESTED   THE  PUBLIC OFFERING PRICE
PUBLIC OFFERING PRICE
----------------------------                               -----      --------   ---------------------------

 Less than $50,000 . . . . . . . . . . . . . . .           5.50%       5.82%     5.00%
 $50,000 but less than $100,000. . . . . . . . .           4.75%       4.99%     4.25%
 $100,000 but less than $250,000 . . . . . . . .           3.75%       3.90%     3.25%
 $250,000 but less than $500,000 . . . . . . . .           2.50%       2.56%     2.00%
 $500,000 but less than $1,000,000 . . . . . . .           2.00%       2.04%     1.75%
 $1,000,000 or more. . . . . . . . . . . . . . .           None        None      1.00%*



_________________
* Paid by the Manager from its own resources, as described below under "Purchase at Net Asset Value -- Class A Shares."

RIGHTS OF ACCUMULATION -- CLASS A SHARES

    The reduced sales charges applicable to purchases of Class A shares apply on a cumulative basis over any period of time. Thus, the value of all Class A shares of all of the Funds in The Phoenix-Engemann Group of Mutual Funds owned by an investor (including the investor's own account, Individual Retirement Account ("IRA"), spousal or other account), taken at the current net asset value, can be combined with a current purchase of Class A shares of any of the Funds to determine the rate of sales charge applicable to the current purchase. In order to receive the cumulative quantity reduction, the existing Class A shares of all of the Funds held by an investor must be called to the attention of the Distributor at the time of the current purchase. Rights of accumulation are not available for purchases of Class B shares or Class C shares.

LETTER OF INTENT -- CLASS A SHARES

    An investor may qualify for an immediate reduced sales charge on a purchase of Class A shares of any of the Funds by completing the Letter of Intent section of the Investment Application (the "Letter of Intent"), in which the investor states an intention to purchase during the next 13 months a specified amount of Class A shares which, if made at one time, would qualify for a reduced sales charge. Class A shares of any of the Funds acquired within 90 days prior to the first order under the Letter of Intent may be used to satisfy the intended purchase amount. The terms of the Letter of Intent include provisions granting a security interest to the Distributor in 5% of the amount of the investor's total intended purchase to assure that the full applicable sales charge will be paid if the investor does not complete the intended purchase. A minimum initial investment equal to 5% of the total intended amount is required in the Class A shares of one of the Funds. Additional information regarding the Letter of Intent is provided in the Statement of Additional Information. Letters of Intent are not available for purchases of Class B shares or Class C shares.

PURCHASE AT NET ASSET VALUE -- CLASS A SHARES

    Class A shares may be purchased at net asset value by officers, trustees, directors and full-time employees of the Trust, the Manager, the Distributor and affiliates of such companies, by their family members, by direct investment advisory clients of the Managers and their family members, and by such other persons who are determined by the Trust's Board of Trustees to have acquired such shares under special circumstances not involving any sales expense to the Fund or the Distributor. Class A shares may also be purchased at net asset value by registered broker-dealers and their affiliates, by their registered personnel and employees and by their immediate family members, in accordance with the internal policies and procedures of the broker-dealer. Class A shares may also be acquired at net asset value by unit trusts, insurance companies or other separate accounts including accounts at broker-dealers or advisers who provide additional consulting or asset allocation services for the benefit of their clients and funds organized and offered outside of the United States, and by broker-dealers who charge their brokerage clients an asset-based fee in lieu of brokerage commissions, and which acquire and hold such shares of the Funds as part of a program or separate offering being made by them.

    Class A shares may be purchased at net asset value with no sales charge by investors who are existing Class A shareholders of any of the Funds if their initial purchases (excluding shares of the Balanced Return Fund purchased at net asset value during the special 1992 and 1993 offering periods) were made at net asset value; purchases at net asset value apply only to purchases for preexisting accounts and new accounts which are directly or indirectly beneficially owned by such shareholder. Such sales are made with the understanding by the purchaser that the purchase is made for investment purposes and that the shares will not be transferred or resold except through redemption or repurchase by or on behalf of the Funds. An investor must indicate eligibility for this privilege at the time of the investment. The Manager or the Distributor may, in its discretion, waive the minimum initial investment requirements for certain of these investors.

    Class A shares may be purchased by any single purchaser at net asset value with no sales charge in amounts of $1 million or more in one or more of the Funds, and may also be purchased at net asset value by employee benefit plans qualified under Section 401(a) of the Code, including salary reduction plans qualified under Section 401(k) of the Code, subject to minimum requirements with respect to number of employees or amount of purchase, which may be established from time to time by the Distributor. Currently, the Distributor has not established any such minimum requirements. Employee benefit plans not qualified under Section 401(a) of the Code may be afforded the same privilege if they meet the above requirements as well as the uniform criteria for qualified groups, if any, established by the Distributor from time to time to enable the Distributor to realize economies of scale in its sales efforts and sales-related expenses.

    Class A shares may also be purchased at net asset value by trust companies and other financial institutions, bank trust departments and fee-based financial planners and investment advisors for funds or accounts over which they exercise exclusive discretionary investment authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity. Such purchases are also subject to minimum requirements with respect to amount of purchase which may be established by the Distributor from time to time. Currently, the Distributor has not established any such minimum requirements. Such institutions may charge their clients transaction or other fees connected with the purchase of Fund shares.

    If an investment in Class A shares meeting the above-referenced requirements is made through a dealer who has executed a dealer agreement with respect to the Funds, the Manager may pay out of its own resources a one-time fee to such dealers, as follows: 1% on purchases up through $2 million, plus 0.80% on the next $1 million, plus 0.20% on the next $2 million, and 0.10% on the excess over $5 million. The entire amount of such fee will be paid following settlement of each purchase. Such transactions must be brought to the attention of the Distributor at the time of the initial investment. In lieu of this one-time fee, the Manager may pay out of its own resources to dealers or other persons who provide certain recordkeeping and administrative services related to qualified employee benefit plans invested in the Funds, a continuing fee of up to 0.20% per annum of the Funds' assets represented by such investments. In addition, the Manager pays to Merrill, Lynch, Pierce, Fenner & Smith Incorporated ("ML"), out of the Manager's own resources, for additional shareholder services and shareholder account maintenance, a continuing quarterly fee of up to .15% per annum of the aggregate net asset value of the Class A shares of any Fund held by customers of ML for more than four years.

DEFERRED SALES CHARGE ALTERNATIVE -- CLASS B SHARES

    GENERAL. Investors choosing the deferred sales charge alternative may purchase Class B shares of any Fund at net asset value per share without the imposition of a sales charge at the time of purchase. The Class B shares are sold without an initial sales charge so that the Fund and the investor will realize the effect of having the full amount of the investor's purchase payment available for investment by the Fund.

    Proceeds from the CDSC assessed on shares redeemed within four years from the date of purchase will be paid to the Distributor and used in whole or in part by the Distributor to defray its expenses in providing distribution-related services to the Funds in connection with the sale of its Class B shares, such as the payments of an up-front commission by the Distributor to selected dealers and agents for selling Class B shares. The combination of the CDSC and the Class B distribution fee facilitates the ability of the Funds to sell the Class B shares without a sales charge being deducted at the time of purchase.

    CONTINGENT DEFERRED SALES CHARGE. Class B shares which are redeemed within four years of purchase will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no sales charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

    The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares (the "CDSC Period"), as described below:

                                                            CDSC as a
                                                          Percentage of
                                                          Dollar Amount
         Year Since Purchase                            Subject to Charge
         -------------------                            -----------------

         First . . . . . . . . . . . . . . . . . . . . . . . .5%
         Second. . . . . . . . . . . . . . . . . . . . . . . .4%
         Third . . . . . . . . . . . . . . . . . . . . . . . .3%
         Fourth. . . . . . . . . . . . . . . . . . . . . . . .3%
         Fifth and Thereafter. . . . . . . . . . . . . . . . .None


    In determining whether a CDSC is applicable to a redemption of Class B shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, it will be assumed that the redemption is first of any Class B shares representing capital appreciation, second of Class B shares acquired pursuant to reinvestment of dividends or distributions, and third of Class B shares held for the longest period of time.

    To illustrate, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and during the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares through reinvestment of dividends. If the investor then makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption will be charged at a rate of 4% (the applicable rate in the second year after purchase), for a total CDSC payable of $16, which will be deducted from the redemption proceeds.

    CLASS B CONVERSION FEATURE. Class B shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending on the first business day of the month next following the sixth anniversary of their purchase (the "Class B Holding Period"). At the end of the Class B Holding Period, Class B shares will automatically convert to Class A shares and will no longer be subject to the Class B distribution fee or a CDSC. Such conversion will be on the basis of the relative net asset values of the two Classes, without the imposition of any sales charge, fee or other expense. The purpose of the conversion feature is to eliminate the distribution fee paid by the holders of Class B shares that have been outstanding for a period of time sufficient for the Distributor to have been compensated for having incurred the initial distribution expenses related to those Class B shares.

    For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares.

PAY-AS-YOU-GO ALTERNATIVE -- CLASS C SHARES

    Investors choosing the pay-as-you-go alternative purchase Class C shares at the net asset value per share without the imposition of a sales charge either at the time of purchase or upon redemption (provided such shares are held for more than one year). Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment and with a CDSC imposed only on shares of the Global Growth Fund, Small & Mid-Cap Growth Fund, and Value 25 Fund redeemed within the first year so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The continuing 12b-1 distribution fee, which the Distributor intends to reallow to the selling dealer in addition to an up-front commission paid by the Distributor from its own resources, enables the Fund to sell Class C shares without either an initial sales charge or CDSC that extends beyond one year. Class C shares redeemed within the first twelve months after their purchase may not be repurchased by the same investor until at least twelve months have elapsed from the date of their redemption. Class C shares do not convert to any other Class of shares of the Fund, and will thus have a higher expense ratio and pay correspondingly lower dividends, if any, than Class A shares.

    WAIVERS OF CONTINGENT DEFERRED SALES CHARGE. The CDSC is waived on redemptions of shares (i) following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if redemption is made within one year of death or disability, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2, (iii) made under a Systematic Withdrawal Plan (as described below), with some limitations, (iv) followed by a reinvestment in such shares effected within 60 days of the redemption (this allows investors who redeemed or otherwise had second thoughts about having redeemed their Class B or Class C shares to reinvest the proceeds in such shares plus the amount of any CDSC previously paid), and (v) by tax-exempt employee benefit plans resulting from the enactment of any law or the promulgation by the Internal Revenue Service (the "IRS") or the Department of Labor of any regulation pursuant to which continuation of the investment in such shares would be improper, subject to the Funds' right to require an opinion of counsel to the effect that the continuation of such an investment would be improper. Upon any reinvestment made in accordance with clause (iv) above, which is a one-time privilege, the amount reinvested will be subject to the same CDSC to which such amount was subject prior to the redemption, and the CDSC Period with respect to the amount will continue to run from the original investment date, but will be extended by the number of days between the redemption and the reinvestment dates.

PURCHASE PROCEDURE


    The principal underwriter and distributor for the shares of the Funds is Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, Enfield, Connecticut (the "Distributor"). Generally, shares may be purchased only through investment dealers that have selling agreements with the Distributor. It is the responsibility of such investment dealers to transmit orders so they will be received by the Distributor (in care of the Sub-Transfer Agent) on a timely basis. Orders placed with dealers prior to that day's determination of the applicable Fund's offering price must be received by the Distributor (c/o the Sub-Transfer Agent) prior to its close of business on the same day.


    Investment applications, accompanied by a check, in U.S. dollars, payable to "The Phoenix-Engemann Group of Mutual Funds," should be sent by the investment dealer to the Distributor in care of the Sub-Transfer Agent, P.O. Box 8505, Boston, Massachusetts 02266-8505. No subscriptions will be accepted without payment. Third party checks will only be accepted if they are payable to an existing shareholder of the Fund who is an individual and if they are endorsed over to the Phoenix-Engemann Group of Mutual Funds. With respect to the redemption of shares purchased by check or periodic automatic investment, such requests will only be effected after the Fund has assured itself that good payment has been collected for the purchase of shares, which may take up to 15 days. For direct purchases by an investment dealer for its client, payment for the shares purchased must be received by the dealer. Full and fractional shares will be issued for the amount of the purchase. PURCHASE ORDERS MUST SPECIFY WHICH CLASS OF EACH FUND IS BEING PURCHASED, OR THEY WILL BE DEEMED ORDERS FOR THE PURCHASE OF CLASS A SHARES.


    The minimum initial investment for each Fund is $1,000 per account ($250 for individual retirement accounts and custodial accounts for minors under the Uniform Transfers to Minors Act and for the initial purchase under a Systematic Purchase Plan). Minimum additional investments are $50. The Manager or Distributor may, in its discretion, reduce or waive the minimum investment requirements.

    The Funds and the Distributor each reserve the right in its sole discretion to reject any purchase order in whole or in part, and may suspend the offering of each Fund's shares at any time. For investors wishing to purchase shares by wire, please call the Funds or your investment dealer for information on the procedures to be followed.

SHAREHOLDERS' OPEN ACCOUNTS

    When an investor purchases shares in a Fund, the appropriate Fund opens a Shareholder's Open Account for that investor or for the investment dealer holding the Fund's shares for the investor. Any additional shares purchased are likewise credited to the Shareholder's Open Account.

    The Funds maintain a continuous permanent record of each Shareholder's Open Account and send a written statement of every transaction in the account, including information concerning the status of the account. These statements provide an annual record of investments in shares of each Fund, which are held for the shareholder in uncertificated form by the appropriate Fund's transfer agent. No share certificates are issued.

SYSTEMATIC PURCHASE PLAN

    Under the Funds' Systematic Purchase Plan, a shareholder may arrange to make additional purchases (minimum $50) of Fund shares automatically on a monthly basis by electronic funds transfer from the shareholder's checking account if the bank which maintains the account is a member of the Automated Clearing House, or by preauthorized checks drawn on the shareholder's bank account. A shareholder may, of course, terminate the program at any time. Investors may obtain more information concerning this program, including the application form, from their investment dealer or the Funds.

    The market value of the shares of each Fund is subject to fluctuation. Before undertaking any plan for systematic investment, the investor should keep in mind that such a program does not assure a profit or protect against a loss.

RETIREMENT PLANS

    Individuals may purchase shares of the Funds through an Individual Retirement Account ("IRA") available from the Funds or through other established retirement plans. An IRA using a trust account maintained by Pasadena National Trust Company, an affiliate of the Manager, is available with no separate fees.

PURCHASING SHARES:

--------------------------------------------------------------------------------
METHOD        INITIAL INVESTMENT                 ADDITIONAL INVESTMENTS
--------------------------------------------------------------------------------

By mail:      See "Purchase Procedures" for      $50 minimum for subsequent
              initial minimum requirements.      purchases.  Complete the form
              Complete account application       at the bottom of a recent
              in its entirety, sign and          account statement, make your
              return with your check made        check payable to "The Phoenix-
              payable to The "Phoenix-Engemann   Engemann Group of Mutual
              Group of Mutual Funds" to the      Funds", write your account
              address listed on the account      number on the check and mail
              application.                       in the envelope provided
                                                 with your account statement.
--------------------------------------------------------------------------------
By wire:      Not currently available.           Instruct your bank to wire
                                                 funds to:

                                                   State Street Bank and Trust
                                                   Boston, MA
                                                   ABA #011000028
                                                   DDA #99046526

                                                   Also reference:
                                                   -  Name of Phoenix-Engemann
                                                      Fund specifying Class A,
                                                      B, or C shares
                                                   -  Fund account number
--------------------------------------------------------------------------------
By            Visit any investment dealer        Mail directly to your
contacting    who is registered in the state     investment dealer's address
your          where the purchase is made and     printed on your account
investment    who has a sales agreement with     statement, or to the Sub-
dealer:       Phoenix Equity Planning            Transfer Agent at P.O. Box
              Corporation                        8505, Boston, MA 02266-8505
--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

     Shares of a specific Class of one Fund may only be exchanged for shares of that same Class of another of the Funds. Such exchanges will be on the basis of the shares' relative net asset values (with no sales charge, exchange fee or CDSC at the time of the exchange.) Shares of a Fund may not be exchanged for shares of another Fund unless the amount exchanged satisfies the other Fund's minimum investment requirement. Exchange instructions may be given to the Funds in writing in care of the Sub-Transfer Agent, P.O. Box 8505, Boston, Massachusetts 02266-8505, or to the Phoenix-Engemann Group Service Center by telephone at (800) 648-8050. Exchanges, which involve the redemption of shares of a Fund and the purchase of shares of another Fund, may only be made in states where shares of such Funds are qualified for sale, and investors should note that an exchange may result in recognition of a gain or loss for income tax purposes. Exchange privileges may be modified or suspended by the Funds upon 60-days' prior notice to shareholders.

     For purposes of computing both (i) the time remaining before Class B shares of a Fund ("New Class B shares") acquired through an exchange for Class B shares of another Fund ("Original Class B shares") convert to Class A shares of the "new" Fund and (ii) the CDSC, if any, payable upon disposition of the New Class B shares, the holding period of the Original Class B shares is added to the holding period of the New Class B shares. For purposes of computing the CDSC, if any, payable upon the disposition of Class C shares of a Fund ("New Class C Shares") acquired through an exchange for Class C shares of another Fund ("Original Class C Shares"), the holding period of the Original Class C shares is added to the holding period of the New Class C Shares. For example, if shares of the Original Fund are purchased in Year One and are exchanged into shares of the New Fund in Year Three, the holding period of the New Fund shares is computed from Year One.

     TELEPHONE EXCHANGE PRIVILEGE. Shareholders will be deemed to have elected the telephone exchange privilege unless they indicate to the contrary by marking the appropriate section of the investment application. By electing the telephone exchange privilege, investors authorize the Funds to act upon instructions by telephone to exchange shares from the Fund account for which such service has been authorized. (See "Telephone Redemption Privilege" below for information regarding the use of telephone authorizations.)

GENERAL

     Class A shares of the Funds may, on a one-time only basis by any shareholder, be repurchased at the then current net asset value with no sales charge up to the amount of any redemption of such shares by the shareholder within the prior 60-day period. Shares of the Funds may also be sold in foreign jurisdictions through financial institutions and intermediaries at their current net asset value plus a sales charge or commission which is different from those described in this Prospectus. Telephone orders from dealers and requests for information from dealers or shareholders will be recorded for the protection of the Funds.


     The Distributor, at its expense, will from time to time also provide additional compensation to dealers who sell shares of any of the Funds. Compensation may include financial assistance to dealers in connection with conferences, sales training or promotional programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to dealers whose representatives have sold or are expected to sell significant amounts of such shares. Dealers may not use sales of any of the Funds' shares to qualify for this compensation to the extent such may be prohibited by the laws or regulations of any state or any self-regulatory agency, such as the NASDR. Compensation may include payment for travel expenses, including lodging at luxury resorts, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.


                                 REDEMPTION OF SHARES

GENERAL


     The Funds will redeem all or any portion of a shareholder's account. When requested, proceeds will be held subject to prior collection by the Funds' custodian of the purchase price of the shares being redeemed. With respect to the redemption of shares purchased by check or periodic automatic investment, such requests will only be effected after the Fund has assured itself that good payment has been collected for the purchase of shares, which may take up to 15 days. Except for any CDSC which may be applicable to redemptions of Class B or Class C shares, there is no redemption charge and the redemption price will be the net asset value per share next determined after receipt in proper form of the redemption request by the Sub-Transfer Agent, the Fund, or another authorized agent or subagent of the Fund. See "Determination of Net Asset Value."

     Shareholders may redeem shares by sending a signed request for redemption to their investment dealer or to the Funds c/o Boston Financial Data Services, Inc., P.O. Box 8505, Boston, Massachusetts 02266-8505. IF AN INVESTOR OWNS MORE THAN ONE CLASS OF SHARES IN A FUND, THE REDEMPTION REQUEST MUST SPECIFY WHICH CLASS IS BEING REDEEMED. ABSENT SUCH SPECIFICATION, THE SHAREHOLDER'S SHARES WILL BE REDEEMED IN THE FOLLOWING ORDER: FIRST, CLASS C SHARES; SECOND, CLASS A SHARES; AND THIRD, CLASS B SHARES.

     The signature on the redemption request must be guaranteed by an eligible guarantor institution, unless the proceeds are less than $50,000 and are payable to the shareholder and sent to the shareholder's current address on the Fund's records (provided that the shareholder's address of record has not been changed within the preceding 30 days) or directly to a predesignated bank account (see below). Corporations, partnerships, trusts and other fiduciaries may be required to furnish further documentation, such as certified copies of trust documents, corporate resolutions, or tax waivers for redemption purposes. Investment dealers holding shares of a Fund for the account of their clients may also require the Fund to repurchase such shares at the next determined net asset value (less the CDSC, if any, with respect to the Class B and Class C shares).

     Because of the expense of maintaining small accounts, a Fund, at its option, may redeem accounts with a market value of $800 or less as a result of redemptions, after a prior written notice of at least 60 days to provide the shareholder an opportunity to purchase sufficient shares to bring the account up to a value of at least $1,000 ($200 and $250, respectively, for accounts requiring an initial minimum investment of $250).

WIRE TRANSFERS

     A wire transfer procedure is available for redemptions made directly through the Funds, which permits the proceeds of a redemption of the Fund's shares to be wired to a designated bank account on the second business day following the redemption. A shareholder desiring to redeem shares by this procedure must provide the Sub-Transfer Agent with a written authorization, including specific bank account information, which instructs the Sub-Transfer Agent to honor wire redemption requests. A fee of $10 may be deducted from the proceeds of each redemption to cover the costs of the wire transfer. This privilege may be modified or terminated at any time by the Funds or the Sub-Transfer Agent upon notice to shareholders.

TELEPHONE REDEMPTION PRIVILEGE

     A shareholder will be deemed to have elected the telephone redemption privilege unless he or she indicates to the contrary by marking the appropriate section of the investment application. By electing the telephone redemption privilege, shareholders authorize the Funds or the Sub-Transfer Agent to act upon instructions by telephone, which are reasonably believed to be genuine, to redeem shares from the Fund account for which such service has been authorized and, in the case of wire redemptions, to transfer the proceeds to the bank or other account designated in the prior authorization. Shareholders agree that the Funds and/or the Sub-Transfer Agent will be liable for any loss, expense or cost suffered or incurred by shareholders arising out of any telephone redemption or exchange request, including any fraudulent or unauthorized requests, only if reasonable procedures are not followed. In an effort to confirm that telephone requests are genuine, the Funds employ reasonable procedures, which include requesting the taxpayer identification number and other information known only to the shareholder, and recording the telephone instructions.

SYSTEMATIC WITHDRAWAL PLAN

     Under a Systematic Withdrawal Plan, a shareholder with an account value in one of the Funds of $10,000 or more may receive (or send to a third party) periodic payments of $100 or more from the shareholder's account in that Fund on a monthly or quarterly basis. (Minimum account value for quarterly withdrawals is $5,000.) Shares of the applicable Class of the applicable Fund will be redeemed as necessary in order to meet withdrawal payments. Dividends and distributions on shares of a Class held in a Systematic Withdrawal Plan account will be reinvested in additional shares of the same Class at net asset value. A Class B shareholder may withdraw under a Plan up to 12% annually of the shareholder's initial account balance of Class B shares of any Fund without incurring a CDSC on the redemptions. The initial account balance is the amount of the shareholder's investment in the Class B shares of a Fund on the date that the shareholder established the Systematic Withdrawal Plan for those Class B shares.

     Purchases of additional Class A shares concurrently with periodic withdrawals from the shareholder's account may be disadvantageous because of sales charges applied when purchases of Class A shares are made. Purchases of additional shares of any Class concurrently with withdrawals from the shareholder's account may also be disadvantageous because some or all of any loss on redemption of any Class may be disallowed under certain "wash sale" rules for federal income tax purposes. While a Systematic Withdrawal Plan is in effect, each additional purchase of the applicable Fund's shares must be equal to at least three times the scheduled annual withdrawals or $5,000, whichever is less. Shareholders should recognize that, to the extent withdrawals exceed purchases plus any dividends and distributions reinvested, the value of their account will be reduced and ultimately may be exhausted. Each withdrawal may result in gain or loss which generally must be recognized for federal or state income tax purposes.

     To initiate a Systematic Withdrawal Plan, a shareholder should complete the authorization form which may be obtained from the Funds or the shareholder's investment dealer. The Funds and the Sub-Transfer Agent each reserve the right to modify or terminate this privilege at any time upon notice to the shareholder, and the Plan will terminate automatically if the value of the shareholder's shares in the applicable Fund is reduced below $800, or upon such Fund's receipt of notification of the death or incapacity of the shareholder.

REDEEMING SHARES:

--------------------------------------------------------------------------------
              METHOD                                   PROCEDURE
--------------------------------------------------------------------------------
By writing to The Phoenix-Engemann     Send a letter of instruction specifying
Group of Mutual Funds, c/o the         the name of the Fund, the number of
Sub-Transfer Agent, P.O. Box 8505,     shares or dollar amount to be sold,
Boston, Massachusetts 02266-8505:      the Class of shares to be sold, your
                                       name and account number.  For
                                       redemptions over $50,000, and for
                                       certain redemptions of $50,000 or less
                                       (trusts, corporations, partnerships and
                                       retirement plans), additional
                                       documentation may be required and your
                                       signature must be guaranteed by a bank,
                                       savings association, credit union, or
                                       member firm of a domestic stock exchange
                                       or the National Association of
                                       Securities Dealers, Inc., that is an
                                       eligible guarantor institution.  You
                                       should verify with the institution that
                                       it is an eligible guarantor prior to
                                       signing.  Notarization by a Notary
                                       Public is not an acceptable signature
                                       guarantee.
--------------------------------------------------------------------------------
By contacting your investment          If you redeem shares through your
dealer:                                investment dealer, you may be charged
                                       for this service.  Shares held for you
                                       in your investment dealer's street name
                                       must be redeemed through the dealer.
--------------------------------------------------------------------------------
By telephone-contact one of our        If you have previously authorized
Mutual Fund Representatives at         telephone privileges on your account
(800) 648-8050:                        application, you may redeem up to
                                       $50,000 per account over the telephone,
                                       provided the check is made payable to
                                       the shareholder(s) of record and is sent
                                       to the address of record (the address
                                       must have been in effect for at least 30
                                       days prior to the redemption).  Certain
                                       accounts cannot be processed over the
                                       telephone (trusts, corporations,
                                       partnerships and retirement plans) since
                                       additional documentation may be
                                       required.
--------------------------------------------------------------------------------
By wire:                               Any redemption request that has been
                                       received in proper order, may be wired
                                       to the shareholder(s) bank provided the
                                       information has been previously placed
                                       in the computer, or if accompanied by a
                                       signature guaranteed letter requesting
                                       that funds be wired.  A fee of $10 may
                                       be deducted from the proceeds of each
                                       redemption to cover the costs of the
                                       wire transfer.
--------------------------------------------------------------------------------

                                      MANAGEMENT

     The Board of Trustees of the Trust oversees the business and affairs of the Funds and exercises all powers normally associated with running a business. The Board has delegated the management and administration of the Funds' day-to-day operations to the Trust's officers and the Manager.

INVESTMENT MANAGEMENT AND ADMINISTRATIVE SERVICES

     The Manager is Roger Engemann & Associates, Inc., a California corporation whose office is located at 600 North Rosemead Boulevard, Pasadena, California 91107-2101. The Manager's telephone numbers are (626) 351-9686 and
(800) 882-2855 (toll-free).

     Roger Engemann & Associates, Inc. is a wholly owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly owned subsidiary of Phoenix Duff & Phelps Corporation, a publicly-traded company 60% owned by Phoenix Home Life Insurance Company. Roger Engemann is the Chairman of the Board and President of the Manager, Pasadena Capital and the Trust. The Manager has been engaged in the investment management business since 1969, and provides investment counseling services to retirement plans, colleges, corporations, trusts and individuals. Assets under management by the Manager as of December 31, 1996, were approximately $5.1 billion.

     Roger Engemann, James E. Mair and John S. Tilson are primarily responsible for the day-to-day management of the Funds. Mr. Engemann has been president of the Manager since its inception. Messrs. Mair and Tilson are both Executive Vice Presidents of Portfolio Management of the Manager, and both have been with the Manager since 1983. Messrs. Engemann and Mair have been Chartered Financial Analysts ("CFAs") since 1972, and Mr. Tilson has been a CFA since 1974.


     The Manager serves under an investment management agreement (the "Management Agreement") with the Trust on behalf of the Funds. Under the Management Agreement, the Manager furnishes investment advice and investment management services with respect to each Fund's portfolio of securities and investments, provides personnel, office space, facilities and equipment as may be needed by the Funds in their day-to-day operations, and provides the officers of the Trust. The Manager also performs, under a sub-administration agreement (the "Sub-Administration Agreement") with Phoenix Equity Planning Corporation (the "Administrator") administrative and shareholder servicing for the Funds. The Administrator pays for all other normal operating expenses of each Fund, except for the fees and expenses associated with investment management and the service fees paid by the Funds to dealers and others and independent fiduciary and audit expenses. The Administrator and the Sub-Administrator also provide the Funds with fund accounting, including assistance and personnel necessary to price the portfolio securities of each Fund, calculates each Fund's net asset value, and maintains the books and records of each Fund's investment portfolio as required by applicable law.


     The Manager may consider a number of factors in determining which brokers or dealers to use for the Funds' portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors may include, but are not limited to, the reasonableness of commissions, the quality of services and executions, sales of the Funds' shares, and the availability of research which the Manager and its affiliates may lawfully and appropriately use in their investment advisory capacity.

MANAGEMENT AND ADMINISTRATION FEES AND EXPENSES

     For the services provided under the Management Agreement, the Manager receives a management fee from each Fund (paid monthly) computed and prorated on a daily basis. For the Growth Fund, Nifty Fifty Fund, and the Value 25 Fund, the management fee is equal to the annual rate of 0.90% of the Fund's average daily net assets up to $50 million, plus 0.80% of net assets over $50 million up to $500 million, plus 0.70% of net assets over $500 million. For the Balanced Return Fund, the management fee is equal to the annual rate of 0.80% of the Fund's average daily net assets up to $50 million, plus 0.70% of net assets over $50 million up to $500 million, plus 0.60% of net assets over $500 million. For the Global Growth Fund, the management fee is equal to the annual rate of 1.10% of the Fund's average daily net assets up to $50 million, plus 1.00% of net assets over $50 million up to $500 million, plus 0.90% of net assets over $500 million. For the Small & Mid-Cap Growth Fund, the management fee is equal to the annual rate of 1.00% of the Fund's average daily net assets up to $50 million, plus 0.90% of net assets over $50 million up to $500 million, plus 0.80% of net assets over $500 million. For services provided under the Administration Agreement, the Administrator receives an administration fee from each Fund (paid monthly) computed and prorated on a daily basis. The Administrator pays the fees of the Sub-Administrator out of its own expense. Therefore, the Funds are responsible for the fees of the Administrator, but are not responsible for the fees of the Sub-Administrator. For each of the Funds, the administrative fee is equal to the annual rate of 0.60% of the Fund's average daily net assets up to $50 million, plus 0.50% of net assets over $50 million up to $500 million, plus 0.40% of net assets over $500 million up to $625 million, plus 0.30% of net assets over $625 million, and is potentially subject to a partial waiver, as discussed below.

     Phoenix Equity Planning Corporation, in its capacity as Administrator of the Funds, bears the cost for all normal operating expenses of each Fund (except for the fees and expenses, including brokerage, associated with investment management services; the fees paid to dealers and others providing services to shareholder accounts; the distribution fees paid by Class B shares and Class C shares; and independent fiduciary and audit expenses) which are normally paid directly by other investment companies, such as cost of shareholder reports, insurance, and all fees and expenses of each Fund's transfer agent and sub-transfer agent, dividend disbursing agent, custodian, accountants, attorneys and other parties performing services or operational functions for such Fund. As a result, each Fund will not incur any expenses in connection with its normal operations other than the fees and expenses described parenthetically above. (See "Expense and Fee Tables" beginning on page 3)

Each Fund will be directly responsible to service providers for independent fiduciary and audit expenses including the legal expenses of the independent Trustees, the independent auditing expenses and expenses relating to compensation of independent Trustees. These fees in the aggregate historically have not exceeded two basis points (0.02%) and the economic effect of having these fees paid directly by the Funds is de minimis. The New Administrator has agreed to waive, when necessary, a portion of its administration fee so that the total of each Fund's operating expenses does not exceed, in terms of a percentage of Fund assets, the percentage which would have resulted under the preexisting fee arrangement.

Prior to September 3, 1997, the Funds, known as Pasadena Funds, were managed by Roger Engemann Management Co., Inc. (The "predecessor Manager"). The predecessor Manager also served as administrator for the Funds. During the fiscal years ended December 31, 1995 and 1994, the predecessor Manager waived and absorbed all management and administration fees otherwise payable by the Global Growth Fund and the Small & Mid-Cap Fund to the Manager. Also, see the Statement of Additional Information -- "Investment Management and Administrative Services."

     Since October 1, 1996, the predecessor Manager has waived certain administration fees otherwise payable to it by the Growth Fund, the Nifty Fifty Fund and the Balanced Return Fund to maintain total operating expenses for those Funds at approximately those levels which would have resulted from application of the rate schedule for the Value 25 Fund during the same period.

DISTRIBUTION PLANS

     The Trust's Board of Trustees and the initial shareholder of the Class B shares and Class C shares of each Fund have approved, and each Fund has entered into, a distribution plan (each a "Plan") with the Distributor for Class B shares and Class C shares. Under the Plans, each Fund will pay distribution fees to the Distributor at an annual rate of 0.75% of such Fund's aggregate average daily net assets attributable to its Class B shares and Class C shares, respectively, to reimburse the Distributor for its distribution costs with respect to those Classes. There is no Plan or distribution fee for the Class A shares.

     Each Plan provides that the Distributor may use the distribution fees received from the Class covered by the Plan to pay for the distribution expenses of that Class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the Distributor or any other broker-dealer or financial institution that engages in the distribution of that Class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that Class. Distribution fees may also be used for
(i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that Class; (ii) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective investors in that Class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and that Class; and
(iv) costs involved obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable with respect to the distribution of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class B shares and Class C shares as accrued.

     In adopting each Plan, the Board of Trustees determined that there was a reasonable likelihood that such Plan would benefit the Fund and the shareholders of the Class to which it relates. Information with respect to distribution revenues and expenses is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. In its review of the Plans, the Board of Trustees is asked to take into consideration expenses incurred in connection with the distribution of each Class of shares separately.

     The Class B shares and Class C shares are not obligated under the Plans to pay any distribution expense in excess of the distribution fee. Thus, if a Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Distributor.

     The distribution fee attributable to the Class B shares is designed to permit an investor to purchase Class B shares through broker-dealers without the assessment of a front-end sales charge and at the same time to permit the Distributor to recover its costs of paying an up-front commission to broker-dealers in connection with the sale of the Class B shares. The distribution fee attributable to the Class C shares is designed to permit an investor to purchase Class C shares through broker-dealers without the assessment of a front-end sales charge, and at the same time to permit the Distributor to compensate broker-dealers on an ongoing basis in connection with the sale of the Class C Shares.

     Each Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Independent Trustees"), vote annually to continue the Plan. Each Plan may be terminated at any time by vote of a majority of the Independent Trustees or of a majority of the outstanding shares (as defined in the 1940 Act) of the Class to which the Plan applies.


     All distribution fees paid by the Funds under the Plans will be paid in accordance with Rule 2830 of the NASDR Conduct Rule, as such Rule may change from time to time.


SERVICE FEES AND INDEPENDENT FIDUCIARY/AUDIT EXPENSES


     The Funds will also pay dealers and others, including the Funds' Manager and the Distributor, a continuing service fee equal to 0.25% per annum of the average net asset value of the Funds' shares held by such persons in order to compensate them for providing certain services to their clients, including processing redemption transactions and providing account maintenance and certain information and assistance with respect to the Funds, and responding to shareholder inquiries.


     In addition, the Funds will also pay for certain audit, independent fiduciary and professional expenses like the legal expenses of the independent Trustees, the independent auditing expenses and expenses related to compensation of independent trustees. Such fees are not expected to exceed 0.02% per annum of the average net asset value of the Funds' shares.



                          DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. Each Fund intends to declare a dividend equal to substantially all of its net investment income (including any net short-term capital gains realized by the Fund and any net realized foreign currency gains and losses, if any) and a distribution of substantially all net realized long-term capital gains at least once each calendar year, typically in December, except that the Value 25 Fund intends to declare dividends from investment income on a semi-annual basis, the Board, however, may declare dividends more or less frequently. Dividends paid by a Fund, if any, with respect to Class A, Class B and Class C shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the distribution fees relating to Class B and Class C shares will be borne exclusively by each such Class. The per share income dividends and distributions, if any, on Class B shares and Class C shares will be lower than the per share income dividends and distributions, if any, on Class A shares as a result of the distribution fees applicable to the Class B and Class C shares but not to the Class A shares.


     Unless a shareholder has previously requested in writing that payment be made in cash, dividends and capital gain distributions are reinvested in additional shares of the applicable Fund at a purchase price equal to the net asset value per share (without any sales charge) as of 4:15 p.m., Eastern Time, on the dividend or distribution reinvestment date. Each shareholder's account is subsequently credited with the purchased shares on the dividend or distribution payment date. A shareholder may change his or her election at any time prior to the record date for a particular dividend or distribution by written request.

     Shareholders may not receive immediate confirmation of automatic dividend and capital gain reinvestment transactions, but may instead receive confirmation of such transactions in a periodic statement. Shareholders can also obtain information on their accounts by calling the telephone number listed below under "Shareholder Inquiries."

     Any dividend or distribution paid by the Funds reduces the net asset value per share by the per share amount of the dividend or distribution. Therefore, a dividend or distribution paid shortly after a purchase of shares by an investor would represent, in substance, a partial return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes, as discussed below.

TAXES. Each Fund (with the exception of the Value 25 Fund which intends to qualify and elect) has qualified and elected, and intends to continue to qualify, to be treated as a regulated investment company under Subchapter M of the Code. By satisfying certain requirements relating to the sources of the Fund's income and the diversification of its assets and by distributing substantially all of its net investment income and net realized capital gains for each fiscal year, in addition to meeting other requirements imposed by the Code, a Fund will not be subject to any federal income taxes to the extent its earnings are distributed.

     Dividends and capital gain distributions of a Fund, whether reinvested in additional shares or received in cash, will be subject to current federal income tax, except to tax-exempt shareholders which have not borrowed to purchase or carry Fund shares. Dividends of net investment income and the excess of net short-term capital gains over net long-term capital losses are taxable to shareholders as ordinary income. Distributions of the excess of net long-term capital gains over net short-term capital losses are treated as long-term capital gains regardless of how long a shareholder has held shares of the Fund.

     In the case of corporate shareholders, distributions from the Fund may qualify for the corporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. Availability of the dividends-received deduction is subject to certain holding period and debt-financing limitations.

     Under certain circumstances, depending on the percentage of a Fund's assets invested in foreign securities, such Fund may be able to elect to pass-through to its shareholders the pro-rata portion of income or other taxes paid by such Fund to foreign governments during a year, which would then allow the shareholders to deduct or claim a foreign tax credit for such amount.

     Distributions will be taxable in the year in which they are received except for certain distributions received in January, which will be taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of each Fund's distributions, the portion, if any, that qualifies for the corporate dividends-received deduction, the portion, if any, that should be treated as a return of capital, and the amount, if any, of income tax withheld or foreign taxes eligible for "pass through" to shareholders.

     Additional information about taxes is set forth in the Statement of Additional Information. The foregoing discussion has been prepared by the management of the Funds, and does not purport to be a complete description of all tax implications of an investment in any Fund. Shareholders should consult their own advisers concerning the application of federal, state and local tax laws to their particular situations.

                           DETERMINATION OF NET ASSET VALUE

     The net asset value of the Funds is determined as of 4:15 p.m., Eastern Time, on each day the New York Stock Exchange is open and during which a purchase subscription or redemption request is received (or at such earlier time as the Exchange may close). Net asset value per share is calculated by dividing the total value of each Fund's investments and other assets, less all liabilities, by the number of Fund shares outstanding. For this calculation, each

Fund's assets include accrued dividends (from their ex-dividend date) and interest, and liabilities include accrued expenses.

     In valuing a Fund's assets for calculating net asset value, portfolio securities with readily available market quotations are valued at their market value and other assets are valued in such manner as the Board of Trustees deems appropriate to reflect their fair value. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the then-current exchange rates or at such other value as the Board of Trustees may determine in computing net asset value. As a result, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of Fund shares even though there may be no change in the market value of such securities. See the Statement of Additional Information under "Purchase, Redemption, and Pricing of Fund Shares" for more detailed information on the valuation of the Fund's assets.

     The net asset values per share of the Class B shares and Class C shares of a Fund are expected to be approximately the same; the net asset value per share of the Class A shares of such Fund is expected, under normal circumstances, to be higher due to the daily expense accruals of the distribution fees applicable to the Class B shares and Class C shares but not to the Class A shares.
However, the per share net asset value of the three Classes of a Fund will tend to converge on that Fund's ex-dividend date, and the per share dividends will differ by approximately the amount of the expense accrual differential among the Classes.

                               PERFORMANCE INFORMATION

     From time to time, each Fund may publish its total return in advertisements and communications to shareholders. Total return is computed separately for the Class A, Class B and Class C shares of each Fund. Total return information will include the total return for the subject Class of each Fund over the most recent fiscal year and over the period from the inception of each Class. The Funds also may advertise aggregate and average total return information over different periods of time. Each Fund's total return will be expressed as a percentage and will be calculated using a hypothetical $1,000 investment (including the maximum initial sales charge for Class A shares) at the beginning of the specified period and the net asset value of such investment at the end of the period, assuming reinvestment of all distributions at net asset value and deduction of any applicable CDSC on Class B and Class C shares. Each Fund also may publish a cumulative return for each Class over a specified period based on the change in net asset value over such period. ln addition, each Fund may publish a distribution rate for each Class in prospective investor communications preceded or accompanied by a copy of its current Prospectus. The current distribution rate for each Class of the Funds will be calculated by dividing the maximum offering price per share into the annualization of the total distributions made by each Class of the Funds during the stated period. In each case, distribution rates and total return figures will reflect all recurring charges against the Funds' income. In addition, each Fund may compare its performance to various indices of investment performance published by third parties.

     Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's performance for any prior period should not be considered as a representation or prediction of what an investor's total return may be in any future period. For further information, including the formula and an example of the total return calculation, see the Statement of Additional Information.

     The Annual Report to Shareholders and subsequent Semiannual Report to Shareholders, if applicable, contain additional performance information respecting the Funds and their shares. A copy of each Report is available without charge upon request to the Trust at the address or telephone number set forth on the front page of this Prospectus.

                               DESCRIPTION OF THE TRUST


     Each Fund is a series of the Trust, which was organized as a Massachusetts business trust on May 28, 1986. The Trust's Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in any number of series (called funds). The assets and liabilities of each series are separate and distinct from any other series. Currently, the Trust issues redeemable shares in the six series or Funds offered in this Prospectus. Each of the Funds is authorized to issue Class A, Class B and Class C shares. The Board of Trustees from time to time may authorize additional series or the termination of existing series of the Trust. Shares issued by a Fund have no preemptive, conversion, or sinking rights.


     Each of the Class A, Class B and Class C shares of a Fund represents an interest in the assets of that Fund and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that expenses related to the distribution of each Class are borne separately by that Class and each Class has exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan which pertains to that Class (only Class B shares and Class C shares are subject to such distribution plans).

     Shareholders of each Fund, as a separate series of the Trust, vote separately on matters affecting only that Fund (e.g., approval of the Management Agreement); shareholders of all the Funds vote as a single class on matters affecting all Funds jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so the holders of more than 50% of the shares of all Funds voting in any election of Trustees, can, if they choose to do so, elect all of the Trustees. While the Funds are not required to, nor do they intend to, hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. As noted above, the Class B and Class C shareholders of a Fund have exclusive voting rights with respect to the provisions of the distribution plan covering that Class.

     The Trust's Board of Trustees has determined that currently no conflict of interest exists among the Class A, Class B and Class C shares of any Fund. On an ongoing basis, the Trust's Board of Trustees, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

                                SHAREHOLDER INQUIRIES

     Shareholder inquiries should be directed to the Phoenix-Engemann Group Service Center at 600 North Rosemead Boulevard, Pasadena, California 91107-2133 (telephone toll free: (800) 648-8050).

                                 GENERAL INFORMATION

     State Street Bank and Trust Company serves as Custodian of the Global Growth Fund's assets.

     The Union Bank of California serves as Custodian of the assets of each of the other Funds.


     Pasadena National Trust Company ("PNTC"), which is wholly-owned by Mr. Roger Engemann, is the Transfer and Dividend Disbursing Agent for the Funds. PNTC has entered into a Sub-Transfer Agency and Service Agreement with State Street Bank and Trust Company, which will perform (through its affiliate, Boston Financial Data Services, Inc.) on behalf of PNTC certain of the shareholder accounting, recordkeeping and administrative functions required by the Funds.

     Price Waterhouse LLP serves as independent auditors for the Funds. Previously, Cooper & Lybrand LLP served as independent auditor for the Funds. Reports containing financial statements, at least one of which will be audited, will be sent to shareholders twice during each fiscal year of the Funds, which ends on December 31. Only one copy of each report may be sent to shareholders at the same address, and statements for accounts having the same address may be consolidated in single mailings unless otherwise requested.


     The validity of the shares offered by the Prospectus will be passed on by Paul, Hastings, Janofsky & Walker, LLP, 345 California Street, San Francisco, California 94104.


     Shares of each Funds may be purchased by one or more investment funds organized outside the jurisdiction of the United States, whose shares are offered to investors who are not residents or citizens of the United States. The percentage of each Fund's shares owned by such offshore fund will be disclosed in this Prospectus and/or the Statement of Additional Information, as it may be amended from time to time. To the extent the number of shares of a Fund owned by any such offshore fund becomes a significant percentage of that Fund's outstanding shares, a risk to such Fund may exist to the extent the Fund is forced to liquidate portfolio securities quickly to meet any significant redemption requests by the offshore fund. However, as of the date of this Prospectus no such ownership exists, and even in the event a substantial percentage of any Fund's outstanding shares subsequently are held by such an offshore fund, the ability of the Fund to redeem its shares in kind (as described in the Statement of Additional Information) should substantially reduce any adverse effect on the Fund of any significant redemption of Fund shares by the offshore fund.

     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and information or representations not herein contained, if given or made, must not be relied upon as having been authorized by a Fund. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy securities in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

                           BACKUP WITHHOLDING INSTRUCTIONS

     You are required by law to provide the Fund with your correct social security or taxpayer identification number (each a "TIN"), regardless of whether you file tax returns. Failure to do so may subject you to certain penalties. Failure to provide your correct TIN and to complete the section of the Investment Application entitled "Taxpayer Identification Number Certification and Signature(s)" could result in backup withholding by the Fund of federal income tax at the rate of 31% with respect to distributions, redemptions and other payments made with respect to your account.

     Any tax withheld may be credited against taxes owed on your federal income tax return.

     If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to your account while you are awaiting receipt of a TIN.

     Special rules apply for certain entities. For example, for an account established under the Uniform Transfers to Minors Act, the TIN of the minor should be furnished.

     If you have been notified by the IRS that you are subject to backup withholding because you have failed to report interest or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you should strike clause (2) of the section entitled "Taxpayer Identification Number Certification and

Signature(s)." If you are an exempt recipient, you should furnish your TIN and check the appropriate box in that section. Exempt recipients include corporations, financial institutions, registered securities and commodities dealers and others.

     For further information regarding backup withholding, see Section 3406 of the Code and consult your tax adviser.

                                    PART B

                            -----------------------

                                 STATEMENT OF
                             ADDITIONAL INFORMATION

                 PHOENIX-ENGEMANN GROWTH FUND-Registered Trademark-
              PHOENIX-ENGEMANN NIFTY FIFTY FUND-Registered Trademark-
            PHOENIX-ENGEMANN BALANCED RETURN FUND-Registered Trademark-
                     PHOENIX-ENGEMANN GLOBAL GROWTH FUND-SM-
                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND-SM-
                       PHOENIX-ENGEMANN VALUE 25 FUND-SM-

                            -----------------------

                         PHOENIX-ENGEMANN GROWTH FUND-SM-
                       PHOENIX-ENGEMANN NIFTY FIFTY FUND-SM-
                     PHOENIX-ENGEMANN BALANCED RETURN FUND-SM-
                      PHOENIX-ENGEMANN GLOBAL GROWTH FUND-SM-
                 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND-SM-
                        PHOENIX-ENGEMANN VALUE 25 FUND-SM-


                          600 North Rosemead Boulevard
                        Pasadena, California  91107-2133
                           (800) 648-8050 (Toll-Free)
                                 (818) 351-9686

                            -----------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                               September 30, 1997


     The Phoenix-Engemann Funds (formerly called "Pasadena Investment Trust") (the "Trust") is a diversified, open-end management investment company offering redeemable shares of beneficial interest in six separate series:
Phoenix-Engemann Growth Fund (formerly called "The Pasadena Growth Fund") (the "Growth Fund"), Phoenix-Engemann Nifty Fifty Fund (formerly called
"The Pasadena Nifty Fifty Fund") (the "Nifty Fifty Fund"),
Phoenix-Engemann Balanced Return Fund (formerly called "The Pasadena Balanced Return Fund") (the "Balanced Return Fund"), Phoenix-Engemann Global
Growth Fund (formerly called "The Pasadena Global Growth Fund") (the "Global Growth Fund"), Phoenix-Engemann Small & Mid-Cap Growth Fund (formerly called "The Pasadena Small & Mid-Cap Growth Fund") (the "Small & Mid-Cap Growth Fund") and Phoenix-Engemann Value 25 Fund (formerly called "The Pasadena Value 25 Fund") (the "Value 25 Fund") (collectively referred to as the "Funds.")

     This Statement of Additional Information is not a prospectus. It contains information which supplements the Prospectus for the Funds dated September 30, 1997, as it may be amended from time to time. This Statement of Additional Information is to be read in conjunction with such Prospectus, which is hereinafter referred to as the "Prospectus." Some of the information required in this Statement of Additional Information has been included in the Prospectus. A copy of the Prospectus may be obtained from the Trust, 600 North Rosemead Boulevard, Pasadena, California 91107-2133.

     The Growth Fund and the Nifty Fifty Fund each have an investment objective of long-term capital appreciation. In seeking its objective, the Growth Fund invests primarily in securities issued by companies that Roger Engemann & Associates, Inc. (the "Manager") believes are rapidly growing or are undervalued by the market. The Nifty Fifty Fund seeks to achieve its objective by investing in approximately 50 different securities which the Manager believes offer the best potential for long-term capital appreciation. The Balanced Return Fund seeks to maximize a total investment return consistent with reasonable risk through a balanced approach using moderate asset allocation by its Manager. The Global Growth's investment objective is long-term growth of capital, which it seeks to achieve through investments in a globally diversified portfolio of securities. The Small & Mid-Cap Growth Fund's investment objective is long-term capital appreciation, which it seeks to achieve through investments primarily in equity securities of companies with market capitalizations below $1.5 billion. The Value 25 Fund's investment objective is to achieve substantial dividend income and long-term growth of capital by investing in securities which the Manager believes offer the best potential for current dividend yield and long-term capital appreciation.

                                TABLE OF CONTENTS


                                                                            PAGE

The Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-3
Investment Objective and Policies . . . . . . . . . . . . . . . . . . . . .  B-3
Management of the Trust . . . . . . . . . . . . . . . . . . . . . . . . . . B-29
Investment Management and Administrative Services . . . . . . . . . . . . . B-33
Brokerage Allocation and Other Practices  . . . . . . . . . . . . . . . . . B-40
Principal Underwriter . . . . . . . . . . . . . . . . . . . . . . . . . . . B-42
Class B and Class C Distribution Plans  . . . . . . . . . . . . . . . . . . B-44
Purchase, Redemption, and Pricing of Fund Shares  . . . . . . . . . . . . . B-47
Distributions and Tax Status  . . . . . . . . . . . . . . . . . . . . . . . B-54
Performance Information . . . . . . . . . . . . . . . . . . . . . . . . . . B-59
General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-64
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . B-67
Appendix A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-68


                                    THE TRUST

     The Phoenix-Engemann Funds (formerly called "Pasadena Investment Trust") (the "Trust") is an open-end diversified management investment company organized as a Massachusetts business trust. The Trust issues shares of beneficial interest in six series each of which is covered by this Statement of Additional Information. Each of the Funds has a separate investment objective and policies, and maintains a separate investment portfolio. Each of the Funds is authorized to issue three classes of shares (Class A, Class B and Class C shares) (each a "Class"). As of January 1, 1994, all of the previous outstanding classes of each of the Growth, Nifty Fifty and Balanced Return Funds were redesignated as Class A shares without any other changes.


                        INVESTMENT OBJECTIVE AND POLICIES

     The following information concerning the investment objective and policies of the Funds supplements the Prospectus. The information contained in the Prospectus relating to each Fund's Investment Objective and Policies is incorporated herein by reference.

FOREIGN SECURITIES

     Each Fund may invest (directly and/or through Depositary Receipts) in securities principally traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and the information available may not be of the same quality. Foreign companies also may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States.

     Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. To hedge against possible variations in currency exchange rates, a Fund (except the Growth Fund, the Nifty Fifty Fund and the Balanced Return Fund) may purchase and sell forward currency exchange contracts. These are agreements to purchase or sell specified currencies at specified dates and prices. A Fund will only purchase and sell forward currency exchange contracts in amounts which the Manager deems appropriate to hedge existing or anticipated portfolio positions and will not use such forward contracts for speculative purposes. Foreign securities, like other assets of a Fund, will be held by such Fund's custodian or by an authorized subcustodian. While none of the Growth, Nifty Fifty and Balanced Return Funds anticipates investing a significant portion of its assets in foreign securities, each of these Funds may invest up to 15% of the value of its total assets (at time of purchase, giving effect thereto) in the securities of foreign issuers and obligors.

FOREIGN CURRENCY TRANSACTIONS

     IN GENERAL. As described below, each Fund (except the Growth Fund, the Nifty Fifty Fund and the Balanced Return Fund) may engage in certain foreign currency exchange and option transactions. These transactions involve investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Manager's predictions of movements in the direction of securities prices or currency exchange rates are inaccurate, the adverse consequences to a Fund may leave such Fund in a worse position than if it had not used such strategies. Risks inherent in the use of option and foreign currency forward and futures contracts include: (1) dependence on the Manager's ability to correctly predict movements in the direction of securities prices and currency exchange rates; (2) imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or currencies being hedged; (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities;
(4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. Each Fund's ability to enter into futures contracts is also limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

     Each of the above Funds may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. In addition, each Fund may write covered put and call options on foreign currencies for the purpose of increasing its return.

     Generally, each of the above Funds may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect itself against a possible loss resulting from an adverse change in the exchange rate between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Each of the above Funds may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. Each Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

     For transaction hedging purposes each of the above Funds may also purchase exchange-listed and over-the-counter put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives a Fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives a Fund the right to purchase the currency at the exercise price until the expiration of the option.

     When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the values of currency for securities which such Fund expects to purchase, when such Fund holds cash or short-term investments). In connection with position hedging, each of the Funds may purchase put or call options on foreign currency and on foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. Each Fund may also purchase or sell foreign currency on a spot basis.

     The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is also impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency such Fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

     Each of the above Funds may seek to increase its return or to offset some of the costs of hedging against fluctuations in currency exchange rates by writing covered put options and covered call options on foreign currencies. A Fund receives a premium from writing a put or call option, which increases such Fund's current return if the option expires unexercised or is closed out at a net profit. A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

     A Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Manager will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a Fund. Cross hedging transactions by a Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

     None of the Funds is a commodity pool. The Funds' transactions in futures and options thereon as described herein will constitute bona fide hedging or other permissible transactions under regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, no Fund may engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired futures and options thereon would exceed 5% of the value of such Fund's assets, with certain exclusions as defined in the applicable CFTC rules.

     CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The holder of a cancelable forward contract has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Although each Fund (except the Growth Fund, the Nifty Fifty Fund and the Balanced Return Fund) intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

     FOREIGN CURRENCY OPTIONS. In general, options on foreign currencies operate similarly to options on securities and are subject to many similar risks. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit, which is composed of amounts of a number of currencies and is the official medium of exchange of the European Community's European Monetary System.

     Each Fund (except the Growth, Nifty Fifty and Balanced Return Funds) will only purchase or write foreign currency options when the Fund's Manager believes that a liquid market exists for such options. There can be, however, no assurance that a liquid market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

     The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options) may be affected significantly, fixed, or supported directly or indirectly, by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, since exchange rates may not be free to fluctuate in response to other market forces.

     The value of a foreign currency option reflects the value of an exchange rate, which in turn reflects the relative values of two currencies, generally the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

     SETTLEMENT PROCEDURES. Settlement procedures relating to the Funds' investments in foreign securities and to the Funds' foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Funds' domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and a Fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations. Settlement procedures in many foreign countries are less established than those in the United States, and some foreign country settlement periods can be significantly longer than those in the United States.

     FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should such Fund desire to resell that currency to the dealer.

FUTURES CONTRACTS AND RELATED OPTIONS

     A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. None of the Funds that can invest in futures contracts and related options will invest more than 5% of its net assets in such contracts and options.

     No Fund will not deal in commodity contracts PER SE, and the Global Growth, Small & Mid-Cap Growth and Value 25 Funds will deal only in futures contracts involving financial instruments. Although futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. Futures contracts traded on an exchange approved by the CFTC are "marked to market" at the end of each year, whether or not they are closed out. In general, 40% of the gain or loss arising from the closing out or marking to market of a futures contract traded on an exchange approved by the CFTC is treated as short-term capital gain or loss, and 60% is treated as long-term capital gain or loss.

     Unlike when a Fund purchases or sells a security, no price is paid or received by such Fund upon the purchase or sale of a futures contract. Upon entering into a contract, such Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or certain liquid securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to such Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

     Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when a Fund has purchased a futures contract on a security and the price of the underlying security has risen, that position would increase in value and such Fund would receive from the broker a variation margin payment based on that increase in value. Conversely, when a Fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and such Fund would be required to make a variation margin payment to the broker.

     A Fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by such Fund. A Fund may close its positions by taking opposite positions which will operate to terminate such Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to such Fund, and such Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

     OPTIONS ON FUTURES CONTRACTS. Each Fund (except the Growth Fund, the Nifty Fifty Fund and the Balanced Return Fund) may purchase and write put and call options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on future contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Each of the above Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which such Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

     As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

     Each of the above Funds will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.


     RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by a Fund is subject to the Manager's ability to predict movements in the direction of interest rates and other factors affecting securities markets. For example, if a Fund has hedged against the possibility of decline in the values of its investments and the values of its investments increase instead, such Fund will lose part or all of the benefit of the increase through payments of daily maintenance margin. A Fund may have to sell investments at a time when it may be disadvantageous to do so in order to meet margin requirements.

     Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a put or call option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

     There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

     To reduce or eliminate a hedge position held by a Fund, such Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. Each of the Global Growth, Small & Mid-Cap Growth and Value 25 Funds may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective. Each of these Funds may also purchase and sell options on index futures contracts.

     For example, the Standard & Poor's Composite 500 Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). A stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4 per unit). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2 per unit).

     There are several risks in connection with the use by the Funds of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Funds' Manager will, however, when engaging in this type of activity, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

     Successful use of index futures by a Fund for hedging purposes is also subject to the Manager's ability to predict movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in such Fund's portfolio may decline. If this occurred, such Fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, such Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if such Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends may not result in a successful hedging transaction over a short time period.

     OPTIONS ON STOCK INDEX FUTURES. Options on stock index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES

     As an alternative to purchasing put and call options on index futures, each of the Global Growth, Small & Mid-Cap Growth and Value 25 Funds may purchase and sell put and call options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

INDEX WARRANTS

     Each Fund (except the Growth Fund, the Nifty Fifty Fund and the Balanced Return Fund) may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then such Fund would lose the amount of the purchase price paid by it for the warrant.

     A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of a Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although each Fund will normally invest only in exchange listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

SECURITIES LOANS

     Each Fund (except the Growth, Nifty Fifty and Balanced Return Funds) may make secured loans of its portfolio securities amounting to not more than 50% (25% for the Value 25 Fund) of its total assets, thereby increasing its total return. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of cash or high-grade short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to such Fund an amount equal to any dividends or interest received on securities lent.
A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise the voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell securities.

FORWARD COMMITMENTS

     Each Fund (except the Growth Fund, the Nifty Fifty Fund and the Balanced Return Fund) may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund holds, and maintains until settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets.
Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although each Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, such Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

DEPOSITARY RECEIPTS

     The Global Growth Fund may invest up to 100%, the Small & Mid-Cap Growth Fund may invest up to 50%, and the Value 25 Fund may invest up to 25% and each of the Growth, Nifty Fifty and Balanced Return Funds may invest up to 15% of the value of its net assets in the securities of foreign issuers in the form of Depositary Receipts ("DRs"), e.g., American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Continental Depositary Receipts ("CDRs"), or other forms of DRs. DRs are receipts typically issued by a United States or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Fund may invest in DRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the deposited security. The depository of unsponsored DRs generally bears all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

ILLIQUID SECURITIES

     Each of the Global Growth, Small & Mid-Cap, and Value 25 Funds may invest up to 15% and each of the Growth, Nifty Fifty and Balanced Return Funds may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with such Fund's objective and other policies. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, certain options traded in the over-the-counter market and securities used to cover such options. As to these securities, a Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund could be adversely affected. When purchasing securities that have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), and are not readily marketable, each Fund will endeavor to obtain the right to registration at the expense of the issuer. Generally, there will be a lapse of time between a Fund's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the securities will be subject to market fluctuations. However, if a substantial market of qualified institutional buyers develops pursuant to Rule 144A under the 1933 Act for certain unregistered securities held by a Fund, such Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Trust's Board of Trustees. Because it is not possible to predict with any assurance how the market for restricted securities pursuant to Rule 144A will develop, the Board of Trustees has directed the Manager to monitor carefully any Fund investments in such securities with particular regard to trading activity, availability or reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing such restricted securities pursuant to Rule 144A, a Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Fund's portfolio during such period.

REPURCHASE AGREEMENTS

     Each Fund may, for temporary defensive purposes, invest its assets in eligible U.S. Government securities and concurrently enter into repurchase agreements with respect to such securities. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $1 billion or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized as primary dealers by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. In addition, to the extent a Fund has over $10 million in assets, the Fund will limit the amount of its transactions with any one bank or Government securities dealer to a maximum of 25% of its assets. Any repurchase agreements entered into by a Fund will be of short duration, from overnight to one week, although the underlying securities generally have longer maturities. No Fund may enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the value of the Growth, Nifty Fifty or Balanced Return Funds' or 15% of the value of the Global Growth, Small & Mid-Cap Growth or Value 25 Funds' net assets would be invested in such repurchase agreements and other illiquid assets.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. Government security subject to the repurchase agreement. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, each Fund will always receive as collateral for any repurchase agreement to which it is a party U.S. Government securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian or other entity authorized by the Trust's Board of Trustees to have custody for purposes of repurchase agreement transactions. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities, however.

SPECIAL SITUATIONS

     Subject to the limitations in the Prospectus, each Fund (except the Global Growth Fund) may invest in special situations that the Manager believes present opportunities for capital growth. Such situations most typically include corporate restructurings, mergers, and tender offers.

     A special situation arises when, in the opinion of the Manager, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others, the following: liquidations, reorganizations, recapitalizations, mergers, or tender offers; material litigation or resolution thereof; technological breakthroughs; and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities.

OTHER INVESTMENT RESTRICTIONS

     The following restrictions have been adopted as matters of fundamental or operating policy for the Fund. Fundamental policies may not be changed without the approval of a majority of the Fund's outstanding voting securities and approval of the Board of Trustees. Operating policies can be changed by vote of the Board of Trustees. The Funds MAY NOT:

     (1) With respect to 75% of a Fund's total assets, purchase any security (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer. This limitation does not apply with respect to the remaining 25% of a Fund's total assets (except that neither the Growth Fund nor the Balanced Return Fund will invest more than 10% of its total assets in any one non-U.S. Government issuer). [Fundamental Policy]

     (2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities, and may make margin payments in connection with transactions in permissible futures and options contracts) or make uncovered short sales. [Operating Policy]

     (3) With respect to 75% of the Global Growth, Small & Mid-Cap Growth and Value 25 Funds' and 100% of the Growth, Nifty Fifty and Balanced Return Funds' total assets, acquire more than 10% of any one class of securities of an issuer or more than 10% of the outstanding voting securities of any one issuer. (For this purpose all common stocks of an issuer are regarded as a single class, and all preferred stocks of an issuer are regarded as a single class.) [Fundamental Policy]

     (4) Borrow money in excess of 20% (5% for the Growth, the Nifty Fifty and Balanced Return Funds) of its total assets (taken at cost) and then only as a temporary measure for extraordinary or emergency reasons and not for investment. (Each Fund may borrow only from banks and immediately after any such borrowings there must be an asset coverage [total assets of the Fund, including the amount borrowed, less liabilities other than such borrowings] of at least 300% of the amount of all borrowings. In the event that, due to market decline or other reasons, such asset coverage should at any time fall below 300%, the Fund is required within three days, not including Sundays and holidays, to reduce the amount of its borrowings to the extent necessary to cause the asset coverage of such borrowings to be at least 300%. If this should happen, the Fund may have to sell securities at a time when it would be disadvantageous to do so.) [Fundamental Policy]

     (5) With respect to the Global Growth, the Small & Mid-Cap Growth and the Value 25 Funds, pledge more than 25% of its total assets (taken at cost) in connection with permissible borrowings. For the purposes of this restriction, the deposit of underlying securities and other assets in connection with the writing of put and call options and collateral arrangements with respect to margin for currency futures contracts are not deemed to be a pledge of assets. [Fundamental Policy]

     (6) Invest more than 5% (30% for the Balanced Return Fund) of its total assets in securities of any one issuer which, together with any predecessor, has been in continuous operation for less than three years. [Fundamental Policy]

     (7) Invest in securities of any company, if officers and Trustees of the Trust and officers and directors of the Manager who beneficially own more than 0.5% of the shares or securities of that company collectively own more than 5% of such securities. [Fundamental Policy with respect to the Growth, Nifty Fifty, Balanced Return, Global Growth and Small & Mid-Cap Growth Funds]

     (8) Make loans, except (a) by purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue to the public or to financial institutions, (b) by entry into repurchase agreements, or (c) through the lending of its portfolio securities with respect to not more than 25% of its total assets. [Fundamental Policy]

     (9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts or commodities or commodity contracts, except for transactions in futures contracts and options thereon entered into for hedging purposes, and the Growth, Nifty Fifty and Balanced Return Funds may purchase marketable securities of companies or partnerships holding such interests. [Fundamental

Policy for the Global Growth, Small & Mid-Cap Growth and Value 25 Funds]

     (10) Act as an underwriter except to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under certain federal securities laws. [Fundamental Policy]

     (11) Make investments for the purpose of exercising control of a company's management. [Operating Policy]

     (12) Concentrate its investments in particular industries, and in no event invest more than 25% of the value of its total assets in any one industry. [Fundamental Policy]

     (13) Engage in puts, calls, straddles, spreads or any combination thereof, except that, to the extent described in the Prospectus and this Statement of Additional Information, a Fund may buy and sell put and call options (and any combination thereof) on securities, on financial futures contracts, on securities indices, on currency futures contracts and on foreign currencies and may buy and sell put and call warrants, the values of which are based upon securities indices. [Operating Policy]

     (14) Purchase warrants if as a result its warrant holdings, valued at the lower of cost or market, would exceed 5% of the Fund's net assets, with no more than 2% of net assets in warrants not listed on the New York or American Stock Exchanges. [Operating Policy]

     (15) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Funds, or by a person designated by the Trustees of the Funds, to make such determinations pursuant to procedures adopted by the Trustees to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of the Growth, Nifty Fifty and Balanced Return Funds' and more than 15% of the Global Growth, Small & Mid-Cap Growth and Value 25 Funds' net assets (taken at current value) would be invested in the aggregate in securities described in (a), (b) and (c) above. [Operating Policy]

     (16) Purchase or sell real property (including limited partnership interests), except that the Fund may (a) purchase or sell readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate, (b) purchase or sell securities that are secured by interests in real estate or interests therein, or (c) acquire real estate through exercise of its rights as a holder of obligations secured by real estate or interests therein or sell real estate so acquired. [Fundamental Policy]

     (17) Participate on a joint or joint and several basis in any securities trading account. [Operating Policy]

     (18)  Purchase the securities of any other investment company except
(a) within the limits of the 1940 Act, (b) in a public offering or in the open market or in privately negotiated transactions where, in either case, to the best information of the Fund, no commission, profit or sales charge to a sponsor or dealer (other than a customary broker's commission or underwriting discount) results from such purchase, (c) if such purchase is part of a merger, consolidation, or acquisition of assets, or (d) as part of a master-feeder arrangement (see below). [Fundamental Policy]

     (19) With respect to the Growth Fund. the Nifty Fifty Fund and the Balanced Return Fund, purchase or sell financial futures, commodities or commodities contracts, including futures contracts on physical commodities. [Fundamental Policy]

     Each Fund, notwithstanding any other investment policy or limitation (whether or not fundamental), may invest all of its assets in the securities or beneficial interests of a single pooled investment fund having substantially the same objective, policies and limitations as such Fund.

     Some of the practices referred to above are subject to restrictions contained in the 1940 Act. In addition to the restrictions described above, a Fund may from time to time agree to additional investment restrictions for purposes of compliance with the securities laws of those states and foreign jurisdictions where such Fund intends to offer or sell its shares. Any such additional restrictions that would have a material bearing on a Fund's operations will be reflected in the Prospectus or a Prospectus supplement and may require shareholder approval.

     PORTFOLIO TURNOVER. As stated in the Prospectus, each Fund may purchase and sell securities without regard to the length of time the security is to be held or has been held. The increase in the portfolio turnover rate for each of the Nifty Fifty, Global Growth, and Small & Mid-Cap Growth Funds is primarily due to an increase in the amount of short-term portfolio trades by such Funds.

                             MANAGEMENT OF THE TRUST

     The Trustees of the Trust have been appointed for an indefinite term. They are responsible for the overall management of the Trust, including general supervision and review of the Funds' investment activities. The Trustees, in turn, elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The current Trustees and officers of the Trust and their principal occupations during the last five years are the following:

                           Positions(s) Held         Principal Occupation(s)
 Name, Address and Age     With the Trust            During Past Five Years
-----------------------    ----------------------    -------------------------
 ROGER ENGEMANN*           Chairman of the Board,    President of the Manager
   600 North Rosemead      President and Trustee     since 1972. President and
     Boulevard                                       a Director of Pasadena
   Pasadena,                                         Capital Corporation.
   California  91107
   (56)

 JOHN S. TILSON            Chief Financial Officer   Executive Vice President,
   600 North Rosemead      and Secretary             Portfolio Manager and
     Boulevard                                       Securities Analyst with
   Pasadena,                                         the Manager since 1983.
   California  91107                                 Officer and a Director of
   (53)                                              Pasadena Capital
                                                     Corporation.


 BARRY E. MCKINLEY         Trustee                   Certified Public
                                                     Accountant; head of B.E.
                                                     McKinley & Associates, an
                                                     accounting firm, since its
                                                     inception in 1971.


 Martin Werbelow & Associates
   300 North Lake Ave.
   Suite #930
   Pasadena, California 91101

                           Positions(s) Held         Principal Occupation(s)
 Name, Address and Age     With the Trust            During Past Five Years
-----------------------    ----------------------    -------------------------
 ROBERT L. PETERSON        Trustee                   Private investor.  From
   P.O. Box 80784                                    1988-1995, Regional
    San Marino,                                      Manager for Commercial
   California  91118                                 Real Estate Brokerage in
   (59)                                              the Pasadena office of Jon
                                                     Douglas Company, a real
                                                     estate firm.  Prior
                                                     thereto he was associated
                                                     with the real estate
                                                     brokerage firm of R.A.
                                                     Rowan & Co.

 RICHARD C. TAYLOR         Trustee                   President of Richard
   2100 Huntington                                   Taylor Company, Inc., a
     Drive, #9                                       food ingredients broker,
   San Marino,                                       since 1987.
   California  91108
   (50)

 ANGELA WONG               Trustee                   Since 1986, Ms. Wong has
   11355 West Olympic                                been of counsel to the law
     Boulevard                                       firm of Manatt, Phelps,
   Los Angeles,                                      Phillips & Kantor,
   California  90064                                 specializing in employee
   (45)                                              benefits.

                           Positions(s) Held         Principal Occupation(s)
 Name, Address and Age     With the Trust            During Past Five Years
-----------------------    ----------------------    -------------------------
 RICHARD A. WATSON         Controller - Fund         Vice President and
   600 North Rosemead      Accounting and            Controller - Fund
     Boulevard             Assistant Secretary       Accounting of Roger
   Pasadena,                                         Engemann Management Co.,
   California  91107                                 Inc., the predecessor
   (43)                                              Manager.  From September
                                                     1988 to June 1993, Mutual
                                                     Fund Operations Manager of
                                                     The Phoenix-Engemann Group
                                                     of Mutual Funds and Chief
                                                     Financial Officer of Roger
                                                     Engemann Management Co.,
                                                     Inc.  A Director of
                                                     Pasadena Capital
                                                     Corporation.  Prior
                                                     thereto, Mr. Watson was an
                                                     Audit Manager with Coopers
                                                     & Lybrand.


----------
  *      Trustee who is an "interested person," as defined in the 1940 Act.

          Prior to September 3, 1997, and as shown in the following table, the Manager paid the fees of the Trustees who are not affiliated with the Manager. Effective September 3, 1997, such fees are paid directly from the assets of the Trust. Prior to January 1, 1997, such fees are $1,250 per quarter plus $1,250 for each meeting attended. Effective January 1, 1997, such fees are $2,500 per quarter plus $2,500 for each meeting attended. The officers of the Trust and the Trustees affiliated with the Manager receive no direct compensation for performing the duties of such offices. However, those officers and Trustees who are affiliated with the Manager may receive remuneration indirectly because the Manager receives management fees from the Funds. The table provides information regarding all Funds in The Phoenix-Engemann Group of Mutual Funds for the fiscal year ended December 31, 1996 (during that period, it was called the Pasadena Group of Mutual Funds).

                                                                     Total
                                       Pension or                 Compensation
                                       Retirement                  Respecting
                                        Benefits     Estimated     Registrant
                                       Accrued As      Annual         And
       Name of                          Part of       Benefits    Fund Complex
       Person,         Aggregate          Fund          Upon        Paid to
       Position       Compensation      Expenses     Retirement     Trustees
       --------       ------------     ----------    ----------   ------------
 Roger Engemann       None                None          None          None
 Chairman of the
 Board, President
 and Trustee
 John S. Tilson       None                None          None          None
 Chief Financial
 Officer, Secretary

 Barry E. McKinley    $10,000             None          None        $10,000
 Trustee

 Robert L. Peterson   $10,000             None          None        $10,000
 Trustee
 Richard C. Taylor    $10,000             None          None        $10,000
 Trustee

 Angela Wong          $10,000             None          None        $10,000
 Trustee
 Richard A. Watson    None                None          None          None
 Controller - Fund
 Accounting and
 Assistant Secretary


          As of July 29, 1997, the Trustees and Officers of the Trust, as a group, owned less than 1% of the outstanding shares of each Fund.

                INVESTMENT MANAGEMENT AND ADMINISTRATIVE SERVICES

          The following information concerning the investment management and administrative services provided to the Funds supplements the information contained in the section in the Prospectus entitled "Management."

INVESTMENT MANAGEMENT AGREEMENT

          The Manager, Roger Engemann & Associates, Inc., has entered into an Investment Management Agreement (the "Management Agreement") with the Trust, on behalf of each series of the Trust including the Funds, to provide investment advice and investment management services with respect to the assets of each Fund, provide personnel, office space, facilities and equipment as may be needed by the Funds in their day-to-day operations and provide the officers of the Trust. The Management Agreement has been approved by the Board of Trustees of the Trust with respect to each Fund, including a majority of the Trustees who are not a party to the Management Agreement or interested persons of a party to the Management Agreement, and by [a majority of the outstanding voting shares of each Fund at a special meeting of shareholders on August 28, 1997.]


          The Management Agreement dated as of September 3, 1997 will be in effect through September 2, 1999. The Management Agreement may be continued thereafter for successive periods not to exceed one year, provided that such continuance is specifically approved annually by a vote of a majority of each Fund's outstanding voting securities or by the Board of Trustees, and by the vote of a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

EXPENSES

          Except as set forth in the separate Administration Agreement discussed below, the Manager is not responsible under the Management Agreement for any expenses related to the operation of the Funds.

          Under the Management Agreement, each Fund is responsible and has assumed the obligation for paying all of its expenses, including but not limited to: (i) brokerage and commission expenses, (ii) federal, state, or local taxes, including issue and transfer taxes, incurred by or levied on a Fund,
(iii) interest charges on borrowings, (iv) charges and expenses of a Fund's custodian and transfer agent, (v) payment of all investment advisory and management fees, (vi) insurance premiums on a Fund's property and personnel, including the fidelity bond and liability insurance for officers and Trustees,
(vii) printing and mailing of all reports, including semi-annual and annual reports, prospectuses, and statements of additional information to existing shareholders, (viii) fees and expenses of registering a Fund's shares under the federal securities laws and of qualifying its shares under applicable state securities (Blue Sky) laws subsequent to a Fund's initial fiscal period, including expenses attendant upon renewing and increasing such registrations and qualifications, (ix) legal fees and expenses including legal expenses of the independent Trustees, (x) independent Trustees' fees and auditing expenses, including auditing fees of independent public accountants, (xi) all costs associated with shareholders meetings and the preparation and dissemination of proxy solicitation materials, except for meetings called solely for the Manager's benefit, (xii) dues and other costs of membership in industry associations, subject to the approval of any such membership by the Board of Trustees, (xiii) service fees paid to dealers and other shareholder service providers pursuant to Services Agreements between the Trust and such service providers, and (xiv) any extraordinary and non-recurring expenses, except as otherwise prescribed therein.


          As compensation for its services under the Management Agreement, the Manager is paid a monthly fee based on a Fund's average daily net assets at the following annual rates: 0.90% of each of the Growth and Nifty Fifty Fund's average daily net assets up to $50 million (0.80% for the next $450 million of average daily net assets and 0.70% for average daily net assets over $500 million); 0.80% of the Balanced Return Fund's average daily net assets up to $50 million (0.70% for the next $450 million of average daily net assets and 0.60% for average daily net assets over $500 million); 1.10% of the Global Growth Fund's average daily net assets up to $50 million (1.00% for the next $450 million of average daily net assets and 0.90% for average daily net assets over $500 million); 1.00% of the Small & Mid-Cap Growth Fund's average daily net assets up to $50 million (0.90% for the next $450 million of average daily net assets and 0.80% for average daily net assets over $500 million); 0.90% of the Value 25 Fund's average daily net assets up to $50 million (0.80% for the next $450 million of average daily net assets and 0.70% for average daily net assets over $500 million).


               For the years ended December 31, 1994, 1995 and 1996, pursuant to the then-effective investment management agreements with the former Manager (Roger Engemann Management Co., Inc.), the Growth Fund paid management fees to the Former Manager of approximately $2,951,000, $2,985,000, and $3,202,000, respectively. For the years ended December 31, 1994, 1995, and 1996, pursuant to the then-effective investment management agreements with the Former Manager, the Balanced Return Fund paid management fees to the Former Manager of approximately $596,000, $512,000, and $528,000 respectively. For the years ended

December 31, 1994, 1995, and 1996 pursuant to the then-effective investment management agreement, the Nifty Fifty Fund paid management fees to the Former Manager of approximately $940,000, $1,131,000 and $1,391,000, respectively. For the Global Growth Fund for the periods ended December 31, 1994, 1995 and 1996, the Former Manager was entitled to receive fees under the Management Agreement in the amounts of $1,210, $18,498, and $49,793 respectively. For the Small & Mid-Cap Growth Fund for the periods ended December 31, 1995 and 1996, the Former Manager was entitled to receive fees under the Management Agreement in the amounts of $5,845, and $25,255, respectively. The Former Manager has waived receipt of all such fees for the years 1994 and 1995 and waived $27,147 and $8,043 for the Global Growth Fund and the Small & Mid-Cap Growth Fund, respectively, for the first eight months of 1996.

          The Management Agreement is terminable with respect to each Fund on 60-days' written notice by vote of a majority of such Fund's outstanding shares, by vote of a majority of the Board of Trustees, or by the Manager on 60-days' written notice. The Management Agreement automatically terminates in the event of its assignment as defined in the 1940 Act. The Management Agreement provides that in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager is not liable for any action or failure to act in accordance with its duties.

ADMINISTRATION AGREEMENT

               Phoenix Equity Planning Corporation ("PEPCO") has entered into an Administration Agreement with the Trust on behalf of each series of the Trust including each Fund. Under the Administration Agreement, PEPCO, in its capacity as Administrator, (a) furnishes each Fund with various administrative and shareholder services including, but not limited to, (i) preparing and distributing all shareholder reports, (ii) preparing all tax returns and other regulatory filings, (iii) Blue Sky compliance services, and (iv) expenses related to fund accounting and net asset value determination (b) pays for all of the normal operating fees and expenses of a Fund, except for the fees and expenses related to the services to be provided by the Manager under the Investment Management Agreement, the fees under the Administration Agreement, the services fees paid under the Services Agreements, the distribution fees paid under the Class B and Class C Rule 12b-1 distribution plans, brokerage and commission expenses and certain DE MINIMIS fees of its independent auditors, legal counsel and trustees. See "Class B and Class C Distribution Plans."

               Pursuant to a Sub-Administration Agreement between PEPCO and the Manager, the Manager serves as sub-administrator of the Funds (the "Sub-Administrator"). PEPCO is responsible for paying all fees to the Sub-Administrator under the Sub-Administration Agreement.


               The Administration Agreement dated as of September 3, 1997, was approved, with respect to each Fund, by the Board of Trustees of the Trust, including a majority of the Trustees who are not parties to the Administration Agreement, and continues in effect until terminated on behalf of any Fund by either party on 60-days' written notice.


               As compensation for its services and obligations under the Administration Agreement, the Administrator is paid a monthly fee at an annual rate equal to 0.60% of each Funds' average daily net assets up to $50 million, which rate is reduced at higher levels of net assets. For the year ended December 31, 1994, under the then effective Administration Agreement, the Growth Fund, the Balanced Return Fund and the Nifty Fifty Fund paid administrative fees to the former Manager ("Former Manager") of approximately $3,179,000, $630,000, and $997,000, respectively. For the year ended December 31, 1995, the Growth Fund, the Balanced Return Fund and the Nifty Fifty Fund paid administrative fees to the Former Manager of approximately $3,212,000, $541,000, and $1,203,000, respectively. For the year ended December 31, 1996, the Growth Fund, the Balanced Return Fund and the Nifty Fifty Fund paid administrative fees to the Former Manager of approximately $3,453,000, $557,000, and $1,485,000, respectively. For the Global Growth Fund, for the periods ended December 31, 1994, 1995 and 1996, the Former Manager was entitled to receive fees pursuant to the Administration Agreement then in effect in the amounts of $1,271, $19,423 and $40,856, respectively. For the Small & Mid-Cap Growth Fund, for the periods ended December 31, 1994, 1995, and 1996, the Former Manager was entitled to receive fees pursuant to the Administration Agreement then in effect in the amounts of $267, $6,137, and $18,772, respectively. The Former Manager has waived receipt of all such fees for the years 1994 and 1995 and waived $28,504 and $8,445 for the Global Growth Fund and the Small & Mid-Cap Growth Fund, respectively, for the first eight months of 1996. The Administrator has contractually agreed to limit expenses for these Funds. Please refer to the Prospectus dated for details.

SERVICES AGREEMENTS

          Under the Services Agreements, each Fund will pay a continuing service fee to service providers, in an amount, computed and prorated on a daily basis, equal to 0.25% per annum of the Fund's average daily net assets, which will include the Manager or Phoenix Equity Planning Corporation (the "Distributor") for shareholder accounts not serviced by other service providers. (Prior to September 3, Pasadena Fund Services, Inc. (the "Former Distributor") served as distributor of the Funds' shares.) Such amounts are compensation for providing certain services to clients owning shares of such Fund, including personal services such as processing purchase and redemption transactions, assisting in change of address requests and similar administrative details, and providing other information and assistance with respect to such Fund, including responding to shareholder inquiries.


          For the year ended December 31, 1994, the Growth Fund, the Balanced Fund and the Nifty Fifty Fund paid service fees of approximately $1,124,000, $168,000, and $284,000, respectively, of which approximately $191,000, $31,000, and $41,000, respectively, were received by the Former Manager or the Former Distributor. For the year ended December 31, 1995, the Growth Fund, the Balanced Return Fund and the Nifty Fifty Fund paid service fees of approximately $1,133,000, $140,000, and $363,000, respectively, of which approximately $199,000, $24,000, and $51,000, respectively, were received by the Former Manager or the Former Distributor. For the year ended December 31, 1996, the Growth Fund, the Balanced Return Fund and the Nifty Fifty Fund paid service fees of approximately $1,223,075, $145,333, and $469,651, respectively, of which approximately $226,547, $25,811, and $73,704, respectively, were received by the Former Manager or the Former Distributor.


          During 1994, 1995, and 1996, service fees in the amounts of $303, $4,624, and $5,078, respectively, were payable by the Global Growth Fund to the Former Manager or the Former Distributor. During 1994, 1995, and 1996, service fees in the amounts of $64, $1,461 and $4,340 were payable by the Small & Mid-Cap Growth Fund to the Former Manager or the Former

Distributor. The Former Manager has waived receipt of all such fees for the years 1994 and 1995 and waived $4,559 and $3,216 for the Global Growth Fund and the Small & Mid-Cap Growth Fund, respectively, for the first eight months of 1996.


          Notwithstanding the above-described division of expenses, the Manager will reduce its fees to a Fund under the Management Agreement for the amount, if any, by which the Fund's annual operating expenses, expressed as a percentage of average daily net assets, exceeds certain limits as set forth in the Prospectus. Operating expenses for these purposes include the Manager's management and administration fee and the fiduciary/audit fees but do not include any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, the distribution fees paid under the Class B and Class C Rule 12b-1 distribution plans, and, with the prior written approval of any state securities commission requiring the same, any extraordinary expenses, such as litigation. The Manager also may choose, in its discretion, to reimburse or waive expenses specific to one or more Classes on a temporary basis. The amount of any such expenses waived or reimbursed by the Manager may vary from Class to Class. In addition, the Manager in its discretion may waive or reimburse Trust expenses and/or Fund expenses (with or without a waiver or reimbursement of Class-specific expenses) on a temporary basis, but only if the same proportionate amount of Trust expenses and/or Fund expenses are waived or reimbursed for each Class.

          The Manager also may act as an investment adviser to other persons, entities, and corporations, including other investment companies and the Trust's other series. Personnel of the Manager are affiliated with another investment adviser that has numerous advisory clients and will devote portions of their time to such clients.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

          The Manager, in connection with advising each Fund on its portfolio decisions and subject to instructions of the Board of Trustees, will select the broker or dealer for each Fund's portfolio transactions. In executing a Fund's portfolio transactions, the Manager seeks to obtain the total costs or proceeds in each transaction which are most favorable under all the circumstances, taking into account such factors as the net economic result to such Fund (involving both price paid or received and any commission or spread and other costs paid), the efficiency of the transaction execution, the ability to effect the transaction when a large block of securities is involved, the known practices of brokers and their availability to execute possibly difficult transactions in the future, and the financial strength and stability of the broker or dealer. While the Manager generally seeks reasonably competitive commission rates or spreads as part of this policy, a Fund may not necessarily pay the lowest commission or spread available for a particular transaction.

          Each Fund and the Manager may direct portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the commissions or spreads on the transactions are reasonable in relation to the value of the investment information provided. Among such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on companies and industries. Such research provides lawful and appropriate assistance to the Manager in the performance of its investment decision-making responsibilities. The Manager may use these services in connection with all of its investment activities, and some services obtained in connection with a Fund's transactions may be used in connection with other investment advisory clients of the Manager, including other mutual funds, other series of the Trust, or the Manager's affiliates.

          Each Fund may invest in securities that are traded exclusively in the over-the-counter market. Each Fund may also purchase securities listed on a national securities exchange through the "third market" (I.E., through markets other than the exchanges on which the securities are listed). When executing transactions in the over-the-counter market or the third market, the Manager will seek to execute transactions through brokers or dealers that, in the Manager's opinion, will provide the best overall price and execution so that the resultant price to such Fund is as favorable as possible under prevailing market conditions.

          None of the Funds allocates brokerage business in return for sales of its shares, although such sales may be a factor in selecting broker-dealers for portfolio transactions, provided the Fund is receiving best execution. Neither the Manager, the Distributor nor any affiliated person thereof will participate in commissions or spreads paid by a Fund to brokers or dealers nor will they receive any reciprocal business, directly or indirectly, as a result of such commissions or spreads.

          Stolper & Company, Inc., of which Michael Stolper, a former Trustee of the Trust and a Director of Pasadena Capital Corporation, is the sole shareholder, has in the past received brokerage business from the Manager. Stolper & Company, Inc. assists its clients in selecting an investment adviser and offers a service measuring the performance of investment advisers, in return for which the client pays cash or directs the investment adviser to execute a portion of the brokerage business through Bear, Stearns & Company for the credit of Stolper & Company, Inc. Stolper & Company, Inc. and the Manager anticipate that such brokerage allocation from the Manager will continue. However, neither Michael Stolper nor Stolper & Company, Inc. will receive or participate in commissions paid by a Fund nor receive any reciprocal business as a result of commissions paid by a Fund, although a Fund may pay usual and customary brokerage commissions to Bear, Stearns & Company for brokerage business by such Fund.

          It is possible that purchases or sales of securities for a Fund also may be considered for other clients of the Manager or its affiliates, including the other series of the Trust. Any transactions in such securities at or about the same time will be allocated among such Fund and such other clients in a manner deemed equitable to all by the Manager, taking into account the respective sizes of the Fund and the other clients' accounts, and the amount of securities to be purchased or sold. It is recognized that it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security so far as that Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower commissions will be beneficial to such Fund.

          The Board of Trustees of the Trust periodically monitors the operation of these brokerage policies by reviewing the allocation of brokerage orders.
The total brokerage commissions paid by the Growth Fund during 1994, 1995, and 1996, were $1,411,544, 839,679, and $2,301,351, respectively. For the years ended December 31, 1994, 1995, and 1996, the Balanced Return Fund paid $94,899, $33,853, and $35,776, respectively, in brokerage commissions. For the years ended December 31, 1994, 1995, and 1996, the Nifty Fifty Fund paid $123,205, $132,426, and $245,499 respectively, in brokerage commissions. For the years ended December 31, 1994, 1995, and 1996, the Global Growth Fund paid $10,627, $4,931, and $130,703, respectively, in brokerage commissions. For the years ended December 31, 1994, 1995, and 1996, the Small & Mid-Cap Growth Fund paid $2,400, $2,523, and $162,103 respectively, in brokerage commissions. The amounts shown for each Fund for 1993 and 1994 include mark-ups paid by the Fund on principal trades.

          The increase in brokerage commissions for the Nifty Fifty, Global Growth and Small & Mid-Cap Growth Funds is due to increased portfolio turnover for these Funds.


                              PRINCIPAL UNDERWRITER

          Phoenix Equity Planning Corporation (the "Distributor") acts as the principal underwriter for the Funds in a continuous offering of the Funds' shares. The Distributor uses its best efforts to distribute the Funds' shares, primarily through investment dealers, and is not obligated to purchase or distribute any specified number of shares. Prior to September 3, 1997, Pasadena Fund Services, Inc. (the "Former Distributor") served as distributor of the Funds' shares.


          An underwriting agreement (the "Underwriting Agreement") dated as of September 3, 1997, as amended, between the Trust, on behalf of each Fund, and the Distributor is currently in effect through September 2, 1998. The Underwriting Agreement shall continue in effect thereafter for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or a vote of a majority of the outstanding shares of the Trust (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated without penalty by the parties thereto upon 60-days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

          Pursuant to the Underwriting Agreement, the Distributor is entitled to receive a front-end sales charge in connection with certain sales of Class A shares, and a contingent deferred sales charge (a "CDSC") in connection with certain redemptions of Class B and Class C shares. The Distributor reallows all or a portion of the sales charges to selected dealers and agents for selling Class A shares.

          For the year ended December 31, 1994, the Former Distributor received front-end sales charges of $116,677, $18,160, and $34,210, after reallowances to dealers of $754,323, $52,840, and $198,790, respectively, for sales of Class A shares of the Growth Fund, the Balanced Return Fund, and the Nifty Fifty Fund, respectively. For the year ended December 31, 1995, the Former Distributor received front-end sales charges of $67,982, $6,600, and $36,183, after reallowances of front-end sales charges to dealers of $857,929, $55,177, and $491,687, respectively, for sales of Class A shares of the Growth Fund, the Balanced Return Fund, and the Nifty Fifty Fund, respectively. For the year ended December 31, 1996, the Former Distributor received front-end sales charges of $63,000, $10,000, $64,000, $1,000, and $5,000 after reallowances of front-end sales charges to dealers of $486,000, $25,000, $212,000, $4,000, and $20,000, respectively, for sales of the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Global Growth Fund and the Small & Mid-Cap Growth Fund, respectively.


          For the year ended December 31, 1994, the Former Distributor received contingent deferred sales charges of $6,132, $196, and $6,662 for redemptions of the Class B shares of the Growth Fund, the Balanced Return Fund, and the Nifty Fifty Fund, respectively. For the year ended December 31, 1995, the Former Distributor received contingent deferred sales charges of $77,111, $18,276, and $71,711 for redemptions of the Class B shares of the Growth Fund, the Balanced Return Fund, and the Nifty Fifty Fund, respectively. For the year ended December 31, 1996, the Former Distributor received contingent deferred sales charges of $247,083, $15,362, $217,219, $337, and $1 for redemptions of the
Class B shares of the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Global Growth Fund and the Small & Mid-Cap Growth Fund, respectively

          The Distributor is responsible for certain expenses of distribution of the shares of the Funds, including advertising expenses, costs of printing sales material and prospectuses used to offer such shares to the public and expenses of preparing and printing amendments to the Trust's registration statement if the amendment is necessitated by the actions of the Distributor. In some instances dealers may receive 100% of the sales charge for sales of shares of the Funds and may, therefore, be deemed "underwriters" under the Securities Act of 1933, as amended.

          The Distributor is a wholly owned subsidiary of Phoenix Duff & Phelps Corporation.


                     CLASS B AND CLASS C DISTRIBUTION PLANS

          Pursuant to separate Distribution Plans (each a "Plan" and collectively the "Plans") adopted by each of the Funds pursuant to Rule 12b-1 under the 1940 Act, the Distributor incurs the expenses of distributing the Funds' Class B and Class C shares. See "Principal Underwriter."

          On July 13, 1993, the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to any Plan (the "Rule 12b-1 Trustees"), at a meeting called for the purpose of voting on each Plan, adopted a Plan of distribution for the Class B and Class C shares of each series of the Trust.

          Under the Plans, each Fund pays distribution fees to the Distributor at an annual rate of 0.75% of the Fund's aggregate average daily net assets attributable to its Class B shares and Class C shares, respectively, to reimburse the Distributor for its expenses in connection with the promotion and distribution of those Classes. On July 8, 1997, the Rule 12b-1 Trustees voted to approve the continuation of the Plan with the Manager and the Distributor.

          Each Plan provides that the Distributor may use the distribution fees received from the Class of a Fund covered by that Plan only to pay for the distribution expenses of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class B and Class C shares as accrued.

          Class B and Class C shares are not obligated under the Plans to pay any distribution expense in excess of the distribution fee. Thus, if a Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Distributor.

          Each Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Rule 12b-1 Trustees, vote annually to continue the Plan. Each Plan (and any distribution agreement between the Distributor and a selling agent with respect to the Class C shares) may be terminated without penalty upon at least 60-days' notice by the Distributor, or by a Fund by vote of a majority of the Rule 12b-1 Trustees, or by vote of a majority of the outstanding shares (as defined in the 1940 Act) of the Class to which the Plan applies.

          All distribution fees paid by a Fund under the Plans will be paid in accordance with Rule 2830 of the NASDR Conduct Rules, as such Rule may change from time to time. Pursuant to each Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred by the Distributor on behalf of the Class B and Class C shares of each Fund. In addition, as long as the Plans remain in effect, the selection and nomination of Trustees who are not interested persons (as defined in the 1940 Act) of the Trust shall be made by the Trustees then in office who are not interested persons of the Trust.


          For the year ended December 31, 1994, the Former Distributor received distribution fees of $39,764, $5,918, and $18,699, respectively, with respect to the Class B shares of the Growth Fund, the Balanced Return Fund, and the Nifty Fifty Fund. For the year ended December 31, 1995, the Former Distributor received distribution fees of $183,948, $14,223, and $135,151, respectively, with respect to the Class B shares of the Growth Fund, the Balanced Return Fund, and the Nifty Fifty Fund. For the year ended December 31, 1996, the Former Distributor received distribution fees of $320,195, $47,353, $247,408, $337, and $1,200, respectively, with respect to the Class B shares of the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Global Growth Fund and the Small & Mid-Cap Growth Fund. Such amounts were used by the Former Distributor in connection with the distribution of the Funds' Class B shares to compensate dealers for the sale of such shares.


          For the year ended December 31, 1994, the Former Distributor retained distribution fees of $204, $32, and $95, respectively, with respect to the Class C shares of the Growth Fund, the Balanced Return Fund, and the Nifty Fifty Fund, after reallowances to dealers of $23,519, $5,940, and $12,102, respectively.
For the year ended December 31, 1995, the Former Distributor retained distribution fees of $729, $47, and $1,254, respectively, with respect to the Class C shares of the Growth Fund, the Balanced Return Fund, and the Nifty Fifty Fund, after reallowances to dealers of $92,591, $13,900, and $68,639, respectively. For the year ended December 31, 1996, the Former Distributor received distribution fees of $181,326, $25,217, $142,260, $37, and $41, respectively, with respect to the Class C shares of the Growth Fund, the Balanced Return Fund, the Nifty Fifty Fund, the Global Growth Fund and the Small & Mid-Cap Growth Fund. Such amounts were used by the Former Distributor in connection with the distribution of the Funds' Class C shares to compensate dealers for the sale of such shares.

                PURCHASE, REDEMPTION, AND PRICING OF FUND SHARES

          Reference is made to the information under the captions, "Purchase of Shares," "Redemption of Shares," "Determination of Net Asset Value," and "Dividends, Distributions, and Taxes" in the Prospectus. The Prospectus sets forth certain minimum investment and other requirements. From time to time, the Funds' management in its discretion may elect to waive such requirements in connection with individual purchases and sales. The following is additional information regarding purchase, redemption, and pricing of Fund shares:

          ALTERNATIVE PURCHASE ARRANGEMENTS. Each Fund offers investors three Classes of shares which bear sales and distribution charges in different forms and amounts. Class A shares are subject to a maximum front-end sales charge at time of purchase of 5.50% of the public offering price per share. Certain purchases of Class A shares may qualify for reduced sales charges. Class A shares do not pay a 12b-1 distribution fee, and redemptions of Class A shares are not subject to a CDSC. Class B shares are sold without an initial sales charge, but are subject to a CDSC of up to 5.00% if redeemed within four years of purchase. Class B shares are subject to a 12b-1 distribution fee at the annual rate of 0.75% of the average net assets attributable to the Class B shares. Class B shares will automatically convert into Class A shares, based on relative net asset values, at the beginning of the seventh year after purchase. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% if redeemed within one year of purchase (CDSC applies to the Global Growth Fund, the Small & Mid-Cap Fund and Value 25 Fund only). Class C shares are subject to an ongoing 12b-1 distribution fee at the annual rate of 0.75% of the average net assets attributable to the Class C shares. Class C shares have no conversion feature, and therefore purchasers of Class C shares should expect to pay the 12b-1 distribution fee for as long as the shares are owned.

DETERMINATION OF NET ASSET VALUE

          The net asset value of each Fund is determined once daily as of 4:15 p.m. New York City Time on each day the New York Stock Exchange (the "Exchange") is open for trading (or such earlier time if the Exchange closes early for any reason). Portfolio securities will be priced at 4:00 p.m., at the close of trading on the Exchange, and any equity options or futures contracts and index options will be priced as of their close of trading on the same days at 4:10 p.m. and 4:15 p.m., respectively. It is expected that during 1997 the Exchange will be closed on Saturdays and Sundays and for Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and New Year's Day. The Funds do not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading even if there is sufficient market movement with respect to its portfolio securities in other markets on such days to materially affect the net asset value per share.

          In valuing a Fund's assets for the purpose of calculating net asset value, portfolio securities listed on a national securities exchange or on Nasdaq for which market quotations are readily available are valued at the last sale price on the exchange or Nasdaq on the day as of which such value is being determined. If there has been no sale on such exchange or on Nasdaq on such day, the security is valued at the last sale price on the business day the security was last traded. Trading in certain securities (such as foreign securities) may be substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Fund's shares are computed as of such times and included in the pricing at 4:00 p.m. Securities traded only in the over-the-counter market, and not on Nasdaq, for which market quotations are readily available are valued at the current or last bid price. If no bid price is quoted on such day, the security is valued by such method as the Board of Trustees shall determine in good faith to reflect the security's fair value.
All other assets of a Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

          U.S. Government securities are traded in the over-the-counter market and will be valued as follows: securities having a maturity of 60 days or less will be valued at cost with interest accrued or discount amortized to date of valuation included in the interest receivable; securities having a maturity of more than 60 days and for which market quotations are readily available will be valued at the last reported bid price; securities having a maturity of over 60 days and for which market quotations are not readily available will be valued on the basis of market quotations for securities of comparable maturity, quality and type. Securities for which reliable quotations are not readily available and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Trustees. A Fund may utilize a pricing service, bank, or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees.

          Reliable market quotations may not be considered to be readily available for certain U.S. and foreign securities. These investments are stated at fair value in accordance with procedures approved by the Trustees.

          If any securities held by a Fund are restricted as to resale, the Funds' Manager will determine their fair value following procedures approved by the Board of Trustees. The Trustees periodically review such valuations and procedures. The fair value of such securities is generally determined as the amount which such Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by such Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

          Occasionally, events affecting the values of a Fund's securities may occur between the times at which the values are determined and the close of trading on the Exchange, and the effect of these events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then their valuation may be adjusted to reflect their fair value as of the close of trading on the Exchange as determined in good faith by, or under procedures established by, the Board of Trustees. The Funds may utilize a pricing service, bank, or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees.

PURCHASE OF SHARES

          If an order for the purchase of a Fund's shares, together with payment in proper form, is received by the Fund, the Distributor, or another authorized agent or subagent of such Fund, before 4:15 p.m., New York City time, Fund shares will be purchased at the public offering price (I.E., net asset value, plus the applicable sales charge set forth in the Prospectus for the Class A shares only) determined on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the next business day. It is the responsibility of any securities firm to transmit orders placed through it so that they will be received by the Distributor on a timely basis as described in the Prospectus. If an application for the purchase of shares of a Fund is received by the Fund, the Distributor, or another authorized agent or subagent of such Fund, without the appointment of an investment dealer, the Distributor intends to assign the account to an investment dealer, which may include the Distributor, for servicing and pay the applicable dealer concession to such firm. The appointment of a dealer of record does not change or affect in any way the price at which shares of a Fund are purchased or the rights of the shareholder, and the shareholder may change at any time the designation of the dealer of record to any other dealer by written notice to such Fund.

          When purchasing shares of a Fund, an investor must specify whether he wishes to purchase Class A, Class B or Class C shares. An unspecified purchase order will be considered an order for Class A shares.

PURCHASE OF CLASS A SHARES AT NET ASSET VALUE.

          Certain family members of officers, trustees, directors and full-time employees of the Trust, the Manager, the Distributor and their affiliates and such other persons who are determined by the Board of Trustees under circumstances not involving any sales expense to such Fund or the Distributor may purchase Class A shares of a Fund at net asset value. Family members are defined as current spouse, children, parents, grandchildren, grandparents, uncles, aunts, siblings, nephews, nieces, step relatives, relations at law and cousins.

LETTER OF INTENT -- CLASS A SHARES ONLY.

          An investor may qualify for an immediate reduced front-end sales charge on the purchase of Class A shares of any of the Funds in The Phoenix-Engemann Group of Mutual Funds by completing the Letter of Intent section of the application for investment (the "Letter of Intent" or "Letter"), in which the investor states its intention to purchase during the following 13 months a specified amount of Class A shares which, if made at one time, would qualify for a reduced sales charge. To qualify, a minimum initial investment equal to 5% of such specified amount is required in one of the Funds. After the investor files the Letter of Intent, each additional investment made in Class A shares of any of the Funds will be entitled to the sales charge applicable to the level of investment indicated in the Letter of Intent as described above. Sales charge reductions based upon purchases of Class A shares in more than one of the Funds will be included in the Letter of Intent only if notification is given to the Distributor that the investment qualifies for a discount. Investments in Class A shares of a Fund within 90 days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of the sales charge. If the purchase specified in the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased during the period.

          The Letter of Intent requires that five percent (5%) of the amount of the total intended purchase will be reserved in Class A shares of the applicable fund, registered in the investor's name, to assure that the full applicable sales charge will be paid if the investor does not complete the intended purchase. However, the reserved shares will be included in the total Class A shares owned as reflected on the quarterly statement, and any income and capital gain distributions on the reserved shares will be paid as directed. The reserved shares will not be available for disposal by the investor until the Letter of Intent has been completed, or the higher sales charge paid. If the total purchases equal or exceed the amount specified under the Letter, the reserved Class A shares will be deposited to the investor's Open Account. If the total amount of purchases exceeds the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer through whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases of Class A shares made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional Class A shares at the offering price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases of Class A shares if the total of such purchases had been made at a single time. Upon such remittance, the reserved Class A shares held for the investor's account will be deposited to its Open Account. If within 20 days after written request such difference in sales charge is not paid, the redemption of an appropriate number of reserved Class A shares to realize such difference will be made. In the event of a total redemption of the Class A shares in the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the investor.

          By completing the Letter of Intent section of the application, the investor grants to the Distributor a security interest in the reserved Class A shares and agrees to irrevocably appoint the Distributor as its attorney-in-fact to surrender for redemption any or all such shares with full power of substitution. This power of attorney is coupled with an interest. The investor or its dealer must inform the Distributor that this Letter of Intent is in effect each time a purchase is made.

REDEMPTION OF SHARES.

          The right of redemption may not be suspended and the date of payment upon redemption postponed for more than seven days (or such shorter period as may be required by applicable law or regulation) after a shareholder's redemption request made in accordance with the procedures set forth above, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by such Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of security holders of such Fund.

          A Fund may pay the redemption price (net of any CDSC imposed on Class B and Class C shares) either in cash or in portfolio securities of such Fund (selected in the discretion of the Board of Trustees and taken at their value used in determining net asset value), or partly in cash and partly in portfolio securities. As a practice, a Fund will redeem shares wholly in cash unless the Board of Trustees believes that economic conditions make cash redemption detrimental to such Fund's interests. If payment for redeemed shares is made wholly or partly in portfolio securities, the shareholder will ordinarily incur brokerage costs in converting the securities to cash. The Trust has filed a formal election with the SEC stating that each Fund may effect a redemption in portfolio securities provided it pays redemptions in cash during any 90-day period for any shareholder equal to the lesser of $250,000 or 1% of the Fund's total net assets at the beginning of such period. Each Fund currently expects, however, that the amount of a redemption request would have to be significantly greater than $250,000 or

1% of total net assets before the Fund would make a redemption in portfolio securities. Any such redemptions will be subject to receipt by the Fund of any necessary regulatory approvals.

          Class B shares are subject to payment of a CDSC of up to 5.00% if redeemed within four years of purchase. Class C shares of the Global Growth, Small & Mid-Cap Growth and Value 25 Funds are subject to a CDSC of 1% if redeemed within one year of purchase. See "Alternative Purchase Arrangements."

          If an investor owns more than one class of shares in a Fund, the redemption request must specify which class is being redeemed. Absent such specification, the investor's shares will be redeemed in the following order:
First, Class C shares; second, Class A shares; third, Class B shares.


                          DISTRIBUTIONS AND TAX STATUS

          Reference is made to the information contained under the caption "Dividends, Distributions, and Taxes" in the Prospectus, which is incorporated herein by reference. The following is additional information with reference to the Funds' distributions and tax status:

DIVIDENDS AND DISTRIBUTIONS

          Each Fund declares and pays income dividends and any capital gain distributions at least once a year as stated in the Prospectus except the Value 25 Fund expects to pay income dividends on a quarterly basis.

          Each shareholder may elect either to receive dividends and distributions in cash or to have them reinvested in additional whole or fractional shares of a Fund. The election to receive dividends and distributions in cash or shares is made at the time of the subscription order. A shareholder may change such election at any time prior to the record date for a particular dividend or distribution by written request to such Fund. The value of whole and fractional shares shall be computed in accordance with the provisions of "Determination of Net Asset Value." No sales or other types of charge will be assessed in connection with the reinvestment of dividends and capital gain distributions.

TAXES

          Each Fund is treated as a separate entity for federal income tax purposes. Each Fund has qualified, and intends to continue to qualify and elect (except the Value 25 Fund which intends to qualify), to be treated as a "regulated investment company" under Subchapter M of the Code, and intends to maintain such qualification. See "Dividends, Distributions and Taxes" in the Prospectus. Qualification as a "regulated investment company" does not involve supervision of a Fund's management or investment practices or policies by any governmental agency. By distributing substantially all of its net investment income and realized net capital gains for any fiscal year and by satisfying certain other requirements relating to the sources of its income and diversification of its assets, a Fund will not be liable for federal income taxes, to the extent its earnings are distributed, or excise taxes based on net income with respect to such year.

          Dividends of net investment income (including any net realized short-term capital gains) paid by a Fund are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such distributions may qualify for the corporate dividends-received deduction to the extent such Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. In view of each Fund's investment policies, it is expected that dividends from domestic corporations will be part of such Fund's gross income and that, accordingly, part of such distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders; however, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. Availability of the dividends-received deduction is subject to certain holding period and debt-financing limitations. Also, to the extent that a Fund's assets are invested in foreign securities, such dividends-received deduction would not be applicable.

          Distributions of net capital gains (I.E., the excess of net long-term capital gains over net short-term capital losses) by a Fund are taxable to the recipient shareholders as a long-term capital gain, without regard to the length of time a shareholder has held Fund shares. Capital gain distributions are not eligible for the dividends-received deduction referred to in the preceding paragraph. Any loss on a sale or exchange of shares of a Fund held for six months or less will be treated as long-term capital loss to the extent of such long-term capital gain distributions with respect to those shares.

          Exchanges and redemptions of shares of a Fund may result in gains or losses for tax purposes to the extent of the difference between the proceeds from the shares disposed of and the shareholder's adjusted tax basis for such shares. If a shareholder of such Fund exercises the exchange privilege within 90 days of acquiring shares in the Fund, any loss that would otherwise be recognized on the exchange will be reduced (or any gain increased) to the extent the sales charge paid on the purchase of the shares surrendered reduces any sales charge that would be payable on the purchase of the new shares in the absence of the exchange privilege. Instead, the amount of the reduction in loss (or increase in gain) will be treated as an amount paid for the new shares. The conversion of Class B shares of a Fund into Class A shares of the Fund will not result in gain or loss for federal income tax purposes.

CERTAIN FOREIGN CURRENCY-RELATED TRANSACTIONS

          Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency- denominated securities are subject to Section 988 of the Code, which will generally cause such gains and losses to be treated as ordinary income and losses rather than capital gains and losses, and may affect the amount, timing and character of distributions to shareholders.

HEDGING TRANSACTIONS

          If a Fund engages in hedging transactions, including hedging transactions in futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to such Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to Fund shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of such Fund's shareholders.

          Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as a dividend to the extent of such Fund's remaining earnings and profits, and thereafter as a return of capital or as gain from the sale or exchange of a capital asset, as the case may be. If a Fund's book income is less than its taxable income, such Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment under Subchapter M of the Code.

          Under one of the requirements for qualification as a "regulated investment company" under the Code, each Fund will be limited in selling assets held or considered under Code rules to have been held for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain Fund assets to be treated as held for less than three months.

DEBT SECURITIES ISSUED OR PURCHASED AT A DISCOUNT

          Any investment by a Fund in debt securities issued at a discount and certain other obligations will (and investments in debt securities purchased at a discount may) require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

CERTAIN FOREIGN ISSUES

          If more than 50% of a Fund's assets at year-end consist of securities of foreign corporations, such Fund may qualify for and make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amount distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be able to use currently a credit for the full amount of foreign tax so paid by the Fund. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

          Investment by a Fund in certain "passive foreign investment companies" could subject such Fund to additional U.S. federal income tax or other charge on the proceeds from the disposition of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund" which passes its annual income through to the Fund regardless of whether the company makes distributions.

GENERAL

          A shareholder of a Fund who does not fall within one of certain exempt categories may be subject to backup withholding at the rate of 31% with respect to dividends and capital gain distributions paid to shareholders or reinvested by such Fund and other amounts distributed by the Fund, including proceeds of redemptions, unless such shareholder provides a social security or taxpayer identification number, certifies as to exemption from backup withholding, and otherwise complies with applicable requirements of the Code.

          Reports containing appropriate federal income tax information (relating to the tax status of dividends and capital gain distributions by a Fund) will be furnished to each shareholder following the close of the calendar year during which the payments are made.

          The discussions herein and in the Prospectus have been prepared by the management of the Trust, are general by nature and do not purport to be a complete description of all tax implications of an investment in a Fund. Paul, Hastings, Janofsky & Walker, the Trust's counsel, has expressed no opinion in respect thereof. Investors should consult their own tax advisers for further details and for the application of federal, state and local tax laws to their particular situations.

                             PERFORMANCE INFORMATION

          From time to time, a Fund may state its total return in advertisements and investor communications. Total return is computed separately for Class A, Class B and Class C shares of each Fund. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return or other performance data for any Class of a Fund will be accompanied by information on that Class's average annual compounded rate of return over the most recent four calendar quarters and the period from the inception of the Class. A Fund may also advertise aggregate and average total return information over different periods of time.

          Each Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                 P(1+T)to the power of n  =  ERV

Where:         P    =    a hypothetical initial purchase order of $1,000 from
                         which the maximum sales charge is deducted

               T    =    average annual total return

               n    =    number of years

               ERV  =    ending redeemable value of the hypothetical $1,000
                         purchase at the end of the period

          Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum sales charge is deducted from the initial $1,000 investment at the time it is made and that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

          Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that the maximum front-end sales charge (Class A shares only) is deducted from the initial $1,000 investment at the time it is made and that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. Each calculation for Class B shares also assumes that the maximum applicable contingent deferred sales charge has been paid upon redemption at the end of the period.

          The average annual compounded rates of return, or total return, for the Class A, Class B and Class C shares of each of the Funds for the indicated periods ended December 31, 1996 were as follows:

                                    CLASS A
                                    -------

                              One       Five      Inception(1) to
                              Year*     Years     December 31, 1996*
                              -----     -----     ------------------
The Growth Fund               15.77%    6.39%         11.97%

The Balanced                  11.30%    7.68%         13.91%
  Return Fund

The Nifty Fifty               19.57%    9.82%         17.65%
  Fund

The Global Growth Fund        15.04%    N/A            24.55%

The Small & Mid-Cap
  Growth Fund                 43.96%    N/A            42.08%


                                    CLASS B
                                    -------

                              One       Inception(2) to
                              Year      December 31, 1996
                              ----      -----------------
The Growth Fund               16.52%          13.09%

The Balanced
  Return Fund                 11.82%          11.16%

The Nifty Fifty
  Fund                        20.60%          16.56%

The Global Growth Fund        N/A              4.98%

The Small & Mid-Cap
  Growth Fund                 N/A              7.84%

                                    CLASS C
                                    -------

                              One       Inception(2) to
                              Year      December 31, 1996
                              ----      -----------------
The Growth Fund               21.52%          13.87%

The Balanced
  Return Fund                 16.79%          11.97%

The Nifty Fifty
  Fund                        25.60%          17.30%

The Global Growth Fund        N/A              6.28%

The Small & Mid-Cap
  Growth Fund                 N/A              2.12%



---------
(1) The inception dates of the Funds are as follows:
          Growth Fund -- June 24, 1986
          Balanced Return Fund -- June 8, 1987
          Nifty Fifty Fund -- December 17, 1990
          Global Growth Fund -- November 1, 1993
          Small & Mid-Cap Growth Fund -- October 10, 1994

(2) The inception date for Class B and Class C shares for the Growth, Nifty Fifty and Balanced Return Funds was January 1, 1994; the inception date for the Class B shares for the Global Growth and Small & Mid-Cap Growth Funds was September 18, 1996; the inception date for the Class C shares for the Global Growth Fund was October 21, 1996 and the inception date for the Class C shares of the Small & Mid-Cap Growth Fund was October 8, 1996.

* Prior to September 1, 1996, the Funds' shares were not offered to the public and, although each Fund's portfolio was managed substantially in accordance with the investment policies described in its current Prospectus during that period, some management differences did occur due primarily to each Fund's small asset size. Accordingly, each Fund's performance during periods prior to September 1, 1996 may not be relevant to an assessment of such Fund's performance subsequent to such date. Additionally, the Manager waived all management, administrative and service fees otherwise payable to it by the Global Growth Fund during 1993, 1994 and 1995 and the Small & Mid-Cap Growth Fund during 1994 and 1995, which had the effect of increasing each Fund's total return for those periods.

          Each Fund may also state its yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                           Yield = 2 [((a-b) + 1)to the power of 6 - 1]
                                      -----------
                                          cd
where

a =       dividends and interest earned during the period;

b =       expenses accrued for the period (net of reimbursements);

c = the average daily number of shares outstanding during the period that were entitled to receive dividends;

d =       the maximum offering price per share on the last day of the period.

          Yield calculations assume the maximum sales charge applicable to such Fund. Actual yield may be affected by variances in sales charges on investments. Until such time as this Statement of Additional Information is amended to include the amount of yield for a Fund for the applicable 30-day period, the amount of such yield will not be advertised on behalf of such Fund.

          A Fund may also, from time to time, include a reference to the current distribution rate of each Class of shares in investor communications and sales literature preceded or accompanied by a prospectus for such Fund, reflecting the amounts actually distributed to shareholders of each Class which could include capital gains and other items of income, as well as interest and dividend income received by a Fund and distributed to the shareholders. All calculations of a Class's distribution rate are based on the distributions per share which are declared, but not necessarily paid, during the fiscal year. The distribution rate for a Class is determined by dividing the distributions declared during the period by the maximum offering price per share of the Class on the last day of the period and annualizing the resulting figure. The distribution rate does not reflect capital appreciation or depreciation in the price of a Fund's shares and should not be confused with yield or considered to be a complete indicator of the return to the investor on his investment.

          The performance of a Fund may be compared to that of various indices of investment performance published by third parties (including, for example and not limited to, the Dow Jones Industrial Index, Standard & Poor's 500 Stock Index, Nasdaq Composite Index, the Value Line Arithmetic Index, the Value Line Geometric Index, Russell 1000, Russell 2000, Russell 3000, Wilshire 4500, Wilshire 5000, various EAFAE Indices, Goldman Sachs Convertible 100 Index, Lipper Non-Government Money Market Average and Lipper Government Money Market Average). Furthermore, a Fund's standard performance may also be compared to such Fund's performance calculated as if no sales charges were deducted.

          From time to time, information concerning a Fund's performance by independent sources such as Morningstar, Lipper Analytical Services, Inc., and other organizations may also be used in advertisements and in information furnished to present or prospective investors in such Fund.

          Investors should note that the investment results of each Fund will fluctuate over time, and any presentation of a Fund's current yield, total return or distribution rate for any period should not be considered as a representation of what an investment may earn or what an investor's total return, yield or distribution rate may be in any future period.

                                     GENERAL

          Each Fund is a separate and distinct series of The Phoenix-Engemann Funds, a Massachusetts business trust. The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's Amended and Restated Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and the Funds. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of Trust assets, including the Funds, for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds of which a shareholder holds shares. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees, and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company as distinguished from an operating company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

          The Trust is registered with the Securities and Exchange Commission as a management investment company. Such a registration does not involve supervision of the management or policies of a Fund. The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement of the Trust filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.


          As of September 25, 1997 the following shareholders, to the Trust's knowledge, owned of record 5% or more of each Fund's outstanding shares by class, as noted:


                                  Class A   Class B   Class C
                                  -------   -------   -------

PHOENIX-ENGEMANN GROWTH FUND

Merrill Lynch, Pierce,             49.14%    51.19%    71.89%
  Fenner & Smith, Inc.*
Attn:  Book Entry
4801 Deer Lake Drive East
Jacksonville, Florida  32246-6485

PHOENIX-ENGEMANN BALANCED RETURN FUND

Merrill Lynch, Pierce,             29.17%    53.22%    77.68%
  Fenner & Smith, Inc.*
Attn:  Book Entry
4801 Deer Lake Drive East
Jacksonville, Florida  32246-6485

PHOENIX-ENGEMANN NIFTY FIFTY FUND

Merrill Lynch, Pierce,             50.35%    52.21%    73.01%
  Fenner & Smith, Inc.*
Attn:  Book Entry
4801 Deer Lake Drive East
Jacksonville, Florida  32216

PHOENIX-ENGEMANN GLOBAL GROWTH FUND

Merrill Lynch, Pierce,             12.82%    40.72%    68.28%
  Fenner & Smith, Inc.*
Attn:  Book Entry
4801 Deer Lake Drive East
Jacksonville, Florida  32216


Pasadena National Trust             8.72%
Cust for IRA of
Roger Engemann
731 S. Madre Street
Pasadena, California  91107-5662

Union Bank of California            6.57%
 FBO Barney Sofro
475 Sansome Street, 11th Floor
San Francisco, California 94111-3103

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND

Merrill Lynch, Pierce,             44.19%    61.93%    77.60%
  Fenner & Smith, Inc.*
Attn:  Book Entry
4801 Deer Lake Drive East
Jacksonville, Florida  32216

Pasadena National Trust             7.17%
Cust for IRA of
Roger Engemann
731 S. Madre Street
Pasadena, California  91107-5662

PHOENIX-ENGEMANN VALUE 25 FUND

Merrill Lynch, Pierce,             19.61%    66.12%    84.00%
  Fenner & Smith, Inc.*
Attn:  Book Entry
4801 Deer Lake Drive East
Jacksonville, Florida  32216

Pasadena National Trust            15.21%
Cust for IRA of
Roger Engemann
731 S. Madre Street
Pasadena, California  91107-5662

Union Bank of California Cust       6.81%
FBO Moore Investment Partnership
PO Box 109
San Diego, California  92112-4103


---------
* Record owner only for its individual customers. To the Trust's knowledge, no customer beneficially owned 5% or more of the total outstanding shares of any Class of any Fund.

                              FINANCIAL STATEMENTS

         The Funds' audited financial statements contained in their Annual Reports to Shareholders for the period ended December 31, 1996 (the "Reports"), are incorporated herein by reference to the Reports which have been filed with the Securities and Exchange Commission. Any person not receiving the Reports with this Statement of Additional Information should call or write to the Trust to obtain a free copy.

                                  APPENDIX "A"
                                  BOND RATINGS

         MOODY'S INVESTORS SERVICE. Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues.
Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as "high grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as "upper medium grade" obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered "medium grade" obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         In Moody's corporate bond rating system, Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         In Moody's municipal bond rating system, those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

         STANDARD & POOR'S CORPORATION. Bonds which are rated AAA have received the highest rating assigned by Standard & Poor's to a debt obligation, indicating an extremely strong capacity to pay interest and repay principal. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories. Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas such rating normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated in categories below BBB (I.E., BB, B, CCC, and CC) is considered to be predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation.

                                     PART C

                             -----------------------

                                OTHER INFORMATION

                             -----------------------

                             PHOENIX-ENGEMANN FUNDS

                                  F O R M  N-1A

                           PART C.  OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (a)  Financial Statements:

          Audited financial statements for the year ended December 31, 1996, for each of the Phoenix-Engemann Growth Fund, the Phoenix-Engemann Nifty Fifty Fund, the Phoenix-Engemann Balanced Return Fund, the Phoenix-Engemann Small & Mid-Cap Growth Global Growth Fund and the Phoenix-Engemann Small & Mid-Cap Growth Fund (formerly called The Pasadena Growth Fund, The Pasadena Nifty Fifty Fund, The Pasadena Balanced Return Fund, The Pasadena Small & Mid-Cap Growth Fund and The Pasadena Global Growth Fund, respectively), including the Report of Independent Accountants, Statements of Assets and Liabilities, Schedules of Investment in Securities, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, are incorporated in the Statement of Additional Information relating to such Funds by reference to the Annual Report to Shareholders of such Funds for the year ended December 31, 1996.


          Unaudited financial statements for the six-months ended June 30, 1997 for each of the Phoenix-Engemann Growth Fund, the Phoenix-Engemann Nifty Fifty Fund, the Phoenix-Engemann Balanced Return Fund, the Phoenix-Engemann Small & Mid-Cap Growth Fund, the Phoenix-Engemann Global Growth Fund and the Phoenix-Engemann Value 25 Fund (formerly called The Pasadena Growth Fund, The Pasadena Nifty Fifty Fund, The Pasadena Balanced Return Fund, The Pasadena Global Growth Fund, The Pasadena Small & Mid-Cap Growth Fund, The Pasadena Global Growth Fund and The Pasadena Value 25 Fund, respectively), including the Statements of Assets and Liabilities, Schedules of Investment in Securities, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, are incorporated in the Statement of Additional Information relating to such Funds by reference to the SemiAnnual Report to Shareholders of such Funds for the period ended June 30, 1997.

     (b)  Exhibits:

         (1)    Amended and Restated Agreement and Declaration of Trust(5)
         (2)    By-Laws(1)
         (3)    Voting Trust Agreement -- Not Applicable
         (4)    Specimen Share Certificate -- Not Applicable
         (5)    Investment Management Agreement(9)

         (6)(A) Distribution Agreement with Phoenix Equity Planning Corporation
         (6)(B) Form of Master Selling Agreement(4)
         (7) Bonus, Profit Sharing, Pension and Other Similar Arrangements -- Not Applicable
         (8)    Custodian Agreement(1)
         (9)(A) Other Material Contracts -- Agreement and Plan of Reorganization(1)
         (9)(B) Administration Agreement
         (10)   Opinion and Consent of Counsel(1)
         (11)   Consents of Certified Public Accountants
         (12)   Financial Statements Omitted from Item 23 -- Not Applicable
         (13) Letter of Understanding relating to initial capital -- Not Applicable
         (14)   Model Retirement Plans(2)
         (15)   Form of Rule 12b-1 Plan For Class B/C Shares(6)
         (16)   Performance Calculations(3)
         (17)   Financial Data Schedules
         (18)   Multiple Class Plan (Amended)(8)
__________________

(1) Previously filed as part of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement as filed in June 1986.

(2) Previously filed as part of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement as filed on January 22, 1986.

(3) Previously filed as part of Post-Effective Amendment No. 11 to the Registrant's Registration Statement as filed on April 16, 1992.

(4) Previously filed as part of Post-Effective Amendment No. 12 to the Registrant's Registration Statement as filed on December 23, 1992.

(5) Previously filed as part of Post-Effective Amendment No. 14 to the Registrant's Registration Statement as filed on August 27, 1993.

(6) Previously filed as part of Post-Effective Amendment No. 15 to the Registrant's Registration Statement as filed on October 29, 1993.

(7) Previously filed as part of Post-Effective Amendment No. 18 to the Registrant's Registration Statement as filed on August 10, 1994.

(8) Previously filed as part of Post-Effective Amendment No. 20 to the Registrant's Registration Statement as filed on April 24, 1996.

(9) Previously filed as part of Post-Effective Amendment No. 25 to the Registrant's Registration Statement as filed on September 4, 1997.


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.

Item 26.  NUMBER OF HOLDERS OF SECURITIES.

     As of June 30, 1997, the Registrant had the following approximate number of shareholder accounts:
                                                       Number of
     Title of Class                                    Accounts
     --------------                                    --------
     Shares of beneficial interest:

       Phoenix-Engemann Growth Fund                     13,935

       Phoenix-Engemann Balanced Return Fund             2,140

       Phoenix-Engemann Nifty Fifty Fund                 6,291

       Phoenix-Engemann Global Growth Fund                 934

       Phoenix-Engemann Small & Mid-Cap Growth Fund        747

       Phoenix-Engemann Value 25 Fund                      533

Item 27.  INDEMNIFICATION.

     Please see Article VI of the Registrant's By-Laws, previously filed as an Exhibit. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

     "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

     Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said

Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Please see Parts A and B of this Registration Statement for discussion of the Investment Adviser.

Item 29.  PRINCIPAL UNDERWRITERS.

     (a)  Not Applicable.

     (b) The directors and executive officers of Phoenix Equity Planning Corporation, the distributor for Registrant, are as follows:


                                   Positions and        Positions and
           Name and Principal      Offices with         Offices with
           Business Address        Underwriter          Registrant
           ------------------      -------------        -------------
           Michael E. Haylon       Director             None
           56 Prospect Street
           P.O. Box 150480
           Hartford, CT
           06115-0480

           Philip R. McLoughlin    Director and         None
           One American Row        President
           Hartford, CT 06115

           David R. Pepin          Director and         None
           56 Prospect Street      Executive Vice
           P.O. Box 150480         President
           Hartford, CT
           06115-0480

           Leonard J. Saltiel      Senior Vice          None
           100 Bright Meadow       President
           Blvd.
           P.O. Box 2200
           Enfield, CT 06083-2200

           William R. Moyer        Senior Vice          None
           100 Bright Meadow       President, Finance,
           Blvd.                   and Treasurer
           P.O. Box 2200
           Enfield, CT 06083-2200

           William J. Newman       Senior Vice          None
           56 Prospect Street      President
           P.O. Box 150480
           Hartford, CT
           06115-0480

                                   Positions and        Positions and
           Name and Principal      Offices with         Offices with
           Business Address        Underwriter          Registrant
           ------------------      -------------        -------------
           G. Jeffrey Bohne        Vice President,      None
           101 Munson Street       Transfer Agent
           Greenfield, MA 01301    Operations

           Nancy G. Curtiss        Vice President,      None
           56 Prospect Street      Fund Accounting
           P.O. Box 150480
           Hartford, CT
           06115-0480

           Maris Lambergs          Vice President,      None
           100 Bright Meadow       National Sales
           Blvd.                   Manager
           P.O. Box 2200
           Enfield, CT 06083-2200

           James M. Dolan          Vice President and   None
           100 Bright Meadow       Compliance Officer;
           Blvd.                   Assistant Secretary
           P.O. Box 2200
           Enfield, CT 06083-2200

           Elizabeth R.            Vice President,      None
           Sadowinski              Field and Investor
           100 Bright Meadow       Services
           Blvd.
           P.O. Box 2200
           Enfield, CT 06083-2200

           Eugene A. Charon        Controller           None
           100 Bright Meadow
           Blvd.
           P.O. Box 2200
           Enfield, CT 06083-2200

           Thomas N. Steenburg     Secretary            None
           One American Row
           Hartford, CT 06115

     (c)  Not Applicable.

Item 30.  LOCATIONS OF ACCOUNTS AND RECORDS.

     The accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are kept by the Registrant at its offices, 600 North Rosemead Boulevard, Pasadena, CA 91107-2133. Pasadena National Trust Company, 600 North Rosemead Boulevard, Pasadena, CA 91107-2138, is the Registrant's transfer agent, and maintains records relating to such activities. State Street Bank and Trust Company, c/o BFDS, Two Heritage Drive, Boston, MA 02171, as sub-transfer agent, maintains various shareholder account records and information regarding the

Global Growth, Balanced Return, Growth, Nifty Fifty, Small & Mid-Cap Growth and Value 25 Funds.

Item 31.  MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Part A or Part B of this Registration Statement.

Item 32.  UNDERTAKINGS.

     (a)  Not applicable.


     (b)  Not applicable.


     (c)  Not applicable.

                                 SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pasadena, the State of California, on the 26th day of September, 1997.

                               PASADENA INVESTMENT TRUST


                               By:      ROGER ENGEMANN*
                                   --------------------------------------------
                                        Roger Engemann, President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           ROGER ENGEMANN*            Principal           September 26, 1997
           ---------------------      Executive Officer
           Roger Engemann             and Trustee

           BARRY E. McKINLEY*         Trustee             September 26, 1997
           ---------------------
           Barry E. McKinley

           ROBERT L. PETERSON*        Trustee             September 26, 1997
           ---------------------
           Robert L. Peterson

           RICHARD C. TAYLOR*         Trustee             September 26, 1997
           ---------------------
           Richard C. Taylor

           ANGELA WONG*               Trustee             September 26, 1997
           ---------------------
           Angela Wong


*By: /s/ Julie Allecta
     -----------------------------------------------
     Julie Allecta, Attorney-in-Fact,
     pursuant to Powers of Attorney previously filed.

                                                               File Nos. 33-1922
                                                                        811-4506




                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               __________________

                                 E X H I B I T S

                                       TO

                                  F O R M  N-1A

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 26

                                       AND

                             REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 29

                               __________________


                            THE PHOENIX-ENGEMANN FUNDS
             (Exact name of Registrant as specified in its charter)

                                 EXHIBIT INDEX


     Exhibit
     -------

                                 EXHIBIT INDEX

                                ---------------

         Exhibit                                                   No.
         -------                                                   ---

         Distribution Agmt                                         6(A)

         Administration Agmt                                       9

         Independent Auditor's Consent                             11